Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Capital Markets-0.47%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	287,500	$5,054,728
Chemicals-0.14%
Jiangsu Cnano Technology Co. Ltd., A Shares (China)	120,623	1,546,934
Electrical Equipment-1.31%
East Group Co. Ltd., A Shares (China)	1,076,300	1,184,430
Hongfa Technology Co. Ltd., A Shares (China)	358,449	1,992,841
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	540,318	1,361,731
Sieyuan Electric Co. Ltd., A Shares (China)	409,820	2,640,165
Suzhou Anjie Technology Co. Ltd., A Shares (China)	354,800	735,143
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	92,533	6,097,025
		14,011,335
Electronic Equipment, Instruments & Components-10.82%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	443,456	1,892,102
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	107,786	1,670,022
BOE Technology Group Co. Ltd., A Shares (China)	20,062,474	11,837,161
BOE Technology Group Co. Ltd., B Shares (China)	5,294,279	2,433,210
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,024,990	5,069,006
China Zhenhua Group Science & Technology Co. Ltd., A Shares (China)	277,159	4,664,972
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	128,660	1,199,592
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	870,100	2,880,488
Holitech Technology Co. Ltd. (China)(b)	1,547,800	682,622
Lens Technology Co. Ltd., A Shares (China)	2,659,900	5,245,258
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,320,600	1,195,660
Lingyi iTech Guangdong Co., A Shares (China)(b)	3,782,000	3,009,199
Maxscend Microelectronics Co. Ltd., A Shares (China)	254,746	5,075,033
OFILM Group Co. Ltd., A Shares (China)(b)	1,692,173	1,262,190
Raytron Technology Co. Ltd., A Shares (China)	231,648	1,517,523
Shanghai Friendess Electronic Technology Corp. Ltd., A Shares (China)	71,463	2,246,453
Shengyi Technology Co. Ltd., A Shares (China)	1,238,119	2,970,240
Shennan Circuits Co. Ltd., A Shares (China)	96,364	1,091,324
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	623,980	1,182,792
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	504,575	929,397
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	810,517	1,399,607
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	186,120	602,389
Sunny Optical Technology Group Co. Ltd. (China)	2,896,164	39,274,358
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Tianma Microelectronics Co. Ltd., A Shares (China)	1,234,352	$1,726,483
Unisplendour Corp. Ltd., A Shares (China)	710,258	2,417,649
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	432,700	1,079,703
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,757,070	3,068,549
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,014,310	1,916,785
Xiamen Faratronic Co. Ltd., A Shares (China)	120,400	3,200,058
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	722,270	1,356,206
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	207,200	1,468,002
		115,564,033
Entertainment-7.92%
Bilibili, Inc., Z Shares (China)(b)(c)	1,578,545	39,653,727
China Ruyi Holdings Ltd. (China)(b)	18,245,745	4,895,087
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	360,700	582,454
Tencent Music Entertainment Group, ADR (China)(b)	4,700,191	39,434,602
		84,565,870
Health Care Technology-0.17%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,148,729	1,842,876
Household Durables-0.44%
TCL Technology Group Corp., A Shares (China)	7,504,500	4,681,387
Interactive Media & Services-28.28%
Autohome, Inc., ADR (China)	458,435	15,981,044
Baidu, Inc., A Shares (China)(b)	5,043,717	85,192,814
JOYY, Inc., ADR (China)	346,785	12,373,289
Kuaishou Technology (China)(b)(d)	6,637,544	58,131,593
Tencent Holdings Ltd. (China)	2,381,594	116,124,184
Weibo Corp., ADR (China)(b)(c)	543,050	12,354,387
Zhihu, Inc., ADR (China)(b)(c)	1,196,643	1,950,528
		302,107,839
Internet & Direct Marketing Retail-16.00%
Dada Nexus Ltd., ADR (China)(b)(c)	539,337	7,016,774
Meituan, B Shares (China)(b)(d)	3,940,542	87,773,713
Pinduoduo, Inc., ADR (China)(b)	777,405	76,170,142
		170,960,629
IT Services-4.44%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	933,900	1,240,657
Beijing Ultrapower Software Co. Ltd., A Shares (China)	1,018,700	742,923
China TransInfo Technology Co. Ltd., A Shares (China)(b)	527,771	790,360
DHC Software Co. Ltd., A Shares (China)	1,664,800	1,527,234
Digital China Information Service Co. Ltd., A Shares (China)	308,900	533,802
GDS Holdings Ltd., A Shares (China)(b)(c)	7,007,589	20,472,382
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	772,051	3,705,845
Taiji Computer Corp. Ltd., A Shares (China)	301,073	1,653,457
TravelSky Technology Ltd., H Shares (China)	7,124,076	14,796,098
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
IT Services-(continued)
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,270,845	$1,091,598
Wonders Information Co. Ltd., A Shares (China)(b)	616,800	872,838
		47,427,194
Machinery-0.46%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	390,000	1,620,260
Wuxi Shangji Automation Co. Ltd., A Shares (China)	197,020	3,340,223
		4,960,483
Media-1.63%
China Literature Ltd. (China)(b)(c)(d)	3,058,550	15,978,417
People.cn Co. Ltd., A Shares (China)	574,200	1,425,951
		17,404,368
Semiconductors & Semiconductor Equipment-14.57%
3Peak, Inc., A Shares (China)	50,691	2,175,596
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)(b)	329,612	5,139,156
All Winner Technology Co. Ltd., A Shares (China)	279,953	933,584
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	219,897	2,526,052
China Resources Microelectronics Ltd., A Shares (China)	516,490	4,213,075
GigaDevice Semiconductor, Inc., A Shares (China)	356,964	6,074,806
Goke Microelectronics Co. Ltd., A Shares (China)	94,600	1,262,246
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	323,202	2,073,800
Hangzhou Lion Electronics Co. Ltd., A Shares (China)	362,012	2,506,174
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	757,500	3,978,956
Hua Hong Semiconductor Ltd. (China)(b)(d)	3,141,881	12,211,343
Ingenic Semiconductor Co. Ltd., A Shares (China)	207,900	2,402,375
JCET Group Co. Ltd., A Shares (China)	952,000	3,769,989
LONGi Green Energy Technology Co. Ltd., A Shares (China)	4,053,305	29,043,275
Montage Technology Co. Ltd., A Shares (China)	605,911	4,968,740
NAURA Technology Group Co. Ltd., A Shares (China)	281,957	9,822,604
Rockchip Electronics Co. Ltd., A Shares (China)	78,608	881,310
SG Micro Corp., A Shares (China)	189,562	5,006,382
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	152,317	1,534,258
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)	2,168,541	9,057,059
Shenzhen SC New Energy Technology Corp., A Shares (China)	166,318	3,040,101
StarPower Semiconductor Ltd., A Shares (China)	81,500	3,827,578
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)	1,728,425	10,879,736
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,714,000	2,267,513
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
TongFu Microelectronics Co. Ltd., A Shares (China)(b)	710,800	$1,933,279
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	454,559	8,480,014
Will Semiconductor Co. Ltd., A Shares (China)	442,449	6,181,664
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	274,045	2,319,585
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	699,500	7,147,821
		155,658,071
Software-11.30%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	345,800	1,330,868
Beijing Kingsoft Office Software, Inc., A Shares (China)	246,366	10,256,514
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	598,600	754,955
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,123,012	2,857,105
China National Software & Service Co. Ltd., A Shares (China)	352,900	3,944,316
Hundsun Technologies, Inc., A Shares (China)	1,016,125	7,116,052
Iflytek Co. Ltd., A Shares (China)	1,243,050	7,479,963
Kingdee International Software Group Co. Ltd. (China)(b)	19,532,207	42,560,180
Longshine Technology Group Co. Ltd., A Shares (China)	567,367	2,098,358
Ming Yuan Cloud Group Holdings Ltd. (China)	4,294,602	4,026,934
Newland Digital Technology Co. Ltd., A Shares (China)	536,200	1,128,205
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	385,400	714,411
Sangfor Technologies, Inc., A Shares (China)	76,614	1,716,136
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	1,726,800	808,172
Shanghai Baosight Software Co. Ltd., A Shares (China)	483,553	3,579,621
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,840,609	12,025,001
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	367,000	586,268
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	488,800	964,482
Sinosoft Co. Ltd., A Shares (China)	110,320	501,887
Thunder Software Technology Co. Ltd., A Shares (China)	218,587	3,560,921
Topsec Technologies Group, Inc., A Shares (China)	615,800	1,011,883
Tuya, Inc., ADR (China)(b)(c)	1,789,499	4,992,702
Yonyou Network Technology Co. Ltd., A Shares (China)	1,837,204	6,691,060
		120,705,994
Technology Hardware, Storage & Peripherals-1.52%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,725,346	3,107,535
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	777,558	2,735,573

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Legend Holdings Corp., H Shares (China)(d)	3,940,902	$4,630,176
Ninestar Corp., A Shares (China)	754,650	5,743,255
		16,216,539
Trading Companies & Distributors-0.36%
Beijing United Information Technology Co. Ltd., A Shares (China)	266,655	3,824,833
Total Common Stocks & Other Equity Interests (Cost $1,082,909,016)		1,066,533,113

Money Market Funds-0.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $8,502,478)	8,502,478	8,502,478
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.62% (Cost $1,091,411,494)		1,075,035,591
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.16%
Invesco Private Government Fund, 4.36%(e)(f)(g)	3,460,154	$3,460,154
Invesco Private Prime Fund, 4.59%(e)(f)(g)	8,896,735	8,899,403
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,359,558)		12,359,557
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $1,103,771,052)		1,087,395,148
OTHER ASSETS LESS LIABILITIES-(1.78)%		(19,028,096)
NET ASSETS-100.00%		$1,068,367,052

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $178,725,242, which represented 16.73% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$276,917	$68,273,763	$(60,048,202)	$-	$-	$8,502,478	$29,626
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,979,864	48,603,076	(59,122,786)	-	-	3,460,154	78,604*
Invesco Private Prime Fund	35,951,651	124,202,200	(151,268,820)	(426)	14,798	8,899,403	215,638*
Total	$50,208,432	$241,079,039	$(270,439,808)	$(426)	$14,798	$20,862,035	$323,868

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.83%
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-11.04%
BHP Group Ltd.	26,279	$914,394
CSL Ltd.	17,840	3,747,151
EBOS Group Ltd.	27,851	773,945
Fortescue Metals Group Ltd.	126,641	1,984,644
Glencore PLC	127,173	847,318
Mineral Resources Ltd.(a)	29,944	1,876,638
Rio Tinto PLC	10,431	811,462
Steadfast Group Ltd.	209,412	773,226
Washington H Soul Pattinson & Co. Ltd.	41,264	834,791
Whitehaven Coal Ltd.	321,077	1,900,474
Woolworths Group Ltd.	30,331	771,129
		15,235,172
Belgium-1.65%
D’Ieteren Group	6,250	1,187,189
Sofina S.A.(a)	4,618	1,091,347
		2,278,536
Canada-18.79%
ARC Resources Ltd.(a)	86,318	1,000,095
Canadian National Railway Co.	24,104	2,861,012
Canadian Pacific Railway Ltd.	18,812	1,480,598
CGI, Inc., Class A(b)	22,413	1,915,523
Constellation Software, Inc.	2,475	4,360,292
Dollarama, Inc.	40,835	2,435,074
Element Fleet Management Corp.	76,054	1,071,544
Intact Financial Corp.	6,331	915,856
Ivanhoe Mines Ltd., Class A(b)	110,409	1,034,296
Metro, Inc.	53,623	2,902,277
Quebecor, Inc., Class B	37,360	883,638
Teck Resources Ltd., Class B	25,265	1,089,859
TFI International, Inc.	11,514	1,278,720
Thomson Reuters Corp.	6,960	825,592
TMX Group Ltd.	7,963	782,604
WSP Global, Inc.	8,670	1,102,504
		25,939,484
Denmark-3.77%
Genmab A/S(b)	1,672	652,221
Novo Nordisk A/S, Class B	20,954	2,884,700
Ringkjoebing Landbobank A/S	11,512	1,668,869
		5,205,790
Finland-6.30%
Elisa OYJ	39,027	2,220,142
Neste OYJ	49,910	2,375,795
Sampo OYJ, Class A	62,618	3,275,864
UPM-Kymmene OYJ	22,781	822,649
		8,694,450
France-5.96%
Hermes International	1,150	2,141,339
LVMH Moet Hennessy Louis Vuitton SE	3,529	3,066,138
Pernod Ricard S.A.	10,935	2,255,245
Rexel S.A.(b)	34,996	770,030
		8,232,752
Germany-4.90%
Carl Zeiss Meditec AG, BR	14,164	2,029,763
Deutsche Boerse AG	4,016	716,389
Hannover Rueck SE	6,677	1,350,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,529	909,132
	Shares	Value
Germany-(continued)
Rheinmetall AG	3,794	$881,782
SAP SE	7,416	872,909
		6,760,215
Ireland-0.93%
Bank of Ireland Group PLC(a)	120,674	1,282,534
Israel-0.50%
Bezeq The Israeli Telecommunication Corp. Ltd.	416,690	687,962
Italy-1.85%
Banco BPM S.p.A.	202,068	905,695
Infrastrutture Wireless Italiane S.p.A.(a)(c)	67,665	738,183
Terna Rete Elettrica Nazionale S.p.A.	115,601	910,478
		2,554,356
Japan-6.80%
Disco Corp.	3,374	1,004,066
Lasertec Corp.	20,830	4,089,276
Marubeni Corp.	60,102	733,222
Mitsui & Co. Ltd.	22,488	660,573
Nippon Telegraph & Telephone Corp.	23,934	716,299
Nissan Chemical Corp.	18,398	862,992
TIS, Inc.	45,894	1,316,349
		9,382,777
Netherlands-4.27%
ASML Holding N.V.(a)	6,275	4,106,699
Koninklijke Ahold Delhaize N.V.	22,932	682,032
Wolters Kluwer N.V.	10,175	1,106,714
		5,895,445
New Zealand-0.52%
Spark New Zealand Ltd.	211,569	711,661
Norway-0.45%
Gjensidige Forsikring ASA	34,946	625,919
Portugal-0.48%
Jeronimo Martins SGPS S.A.	30,896	669,079
Singapore-3.23%
DBS Group Holdings Ltd.	26,372	718,115
Oversea-Chinese Banking Corp. Ltd.	146,468	1,440,888
STMicroelectronics N.V.	32,796	1,535,497
Venture Corp. Ltd.	54,276	762,304
		4,456,804
South Africa-1.62%
Anglo American PLC	52,360	2,234,522
South Korea-1.41%
Ecopro BM Co. Ltd.	23,944	1,939,934
Spain-2.44%
Banco de Sabadell S.A.	772,395	1,004,535
Ferrovial S.A.	31,897	936,713
Iberdrola S.A.	61,444	717,025
Repsol S.A.	43,532	713,424
		3,371,697
Sweden-1.68%
Atlas Copco AB, Class A	55,671	655,835
Swedbank AB, Class A	86,721	1,659,907
		2,315,742
Switzerland-12.66%
Baloise Holding AG	5,948	971,749
Banque Cantonale Vaudoise	13,128	1,240,998
Belimo Holding AG	6,654	3,483,618
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Switzerland-(continued)
Chocoladefabriken Lindt & Spruengli AG	7	$784,000
Flughafen Zurich AG(b)	16,906	3,060,101
Georg Fischer AG	11,655	796,029
Novartis AG	7,625	684,362
Sika AG	9,633	2,713,492
Swiss Life Holding AG	2,079	1,221,943
Swisscom AG	1,244	731,167
VAT Group AG(a)(b)(c)	3,385	1,042,672
Zurich Insurance Group AG	1,517	746,653
		17,476,784
United Kingdom-5.32%
Ashtead Group PLC	11,957	782,235
AstraZeneca PLC	7,136	930,346
Centrica PLC	580,459	719,963
Diageo PLC	37,008	1,603,733
Drax Group PLC	112,754	896,723
InterContinental Hotels Group PLC	23,655	1,630,232
RELX PLC	26,430	781,563
		7,344,795
United States-3.38%
Computershare Ltd.	39,574	662,288
Nestle S.A.	13,286	1,612,107
Roche Holding AG	2,323	721,236
	Shares	Value
United States-(continued)
Tenaris S.A.	49,336	$870,698
Waste Connections, Inc.	6,033	798,281
		4,664,610
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $122,939,627)		137,961,020
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.86%
Invesco Private Government Fund, 4.36%(d)(e)(f)	717,702	717,702
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,846,106	1,846,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,564,370)		2,564,362
TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $125,503,997)		140,525,382
OTHER ASSETS LESS LIABILITIES-(1.81)%		(2,493,551)
NET ASSETS-100.00%		$138,031,831

Investment Abbreviations:
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,780,855, which represented 1.29% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$205,013	$(205,013)	$-	$-	$-	$102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,900,398	7,916,924	(9,099,620)	-	-	717,702	19,671*
Invesco Private Prime Fund	4,885,456	16,362,605	(19,403,451)	(138)	2,188	1,846,660	53,778*
Total	$6,785,854	$24,484,542	$(28,708,084)	$(138)	$2,188	$2,564,362	$73,551

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Brazil-3.28%
BB Seguridade Participacoes S.A.	126,500	$938,666
Gerdau S.A., Preference Shares	158,800	1,021,146
Metalurgica Gerdau S.A., Preference Shares	363,700	1,035,071
Vale S.A.	119,100	2,210,793
		5,205,676
China-12.74%
Airtac International Group	38,000	1,303,260
Akeso, Inc., B Shares(a)(b)	212,000	1,290,811
ANTA Sports Products Ltd.	142,621	2,154,267
C&D International Investment Group Ltd.	1,004,148	3,205,877
China Education Group Holdings Ltd.(a)	624,000	994,763
China Merchants Bank Co. Ltd., H Shares	234,000	1,517,998
China Overseas Property Holdings Ltd.	1,937,898	2,542,367
China Resources Pharmaceutical Group Ltd.(a)	965,000	728,187
China Shenhua Energy Co. Ltd., H Shares	369,509	1,147,858
China State Construction International Holdings Ltd.	779,899	937,379
ENN Energy Holdings Ltd.	62,600	942,368
Sany Heavy Equipment International Holdings Co. Ltd.	2,624,603	2,651,875
Sunac Services Holdings Ltd.(a)(b)(c)	1,581,000	786,612
		20,203,622
Indonesia-6.76%
PT Bank Negara Indonesia (Persero) Tbk	1,371,514	839,404
PT Indah Kiat Pulp & Paper Corp. Tbk	1,319,329	734,645
PT Indo Tambangraya Megah Tbk	889,284	2,151,934
PT Matahari Department Store Tbk	7,084,691	2,074,836
PT Merdeka Copper Gold Tbk(b)	11,245,550	3,556,378
PT Vale Indonesia Tbk(b)	2,734,844	1,360,595
		10,717,792
Malaysia-6.81%
D&O Green Technologies Bhd.	2,552,600	2,833,953
Frontken Corp. Bhd.	6,106,300	4,715,541
Press Metal Aluminium Holdings Bhd.	744,900	908,563
QL Resources Bhd.	1,704,500	2,345,523
		10,803,580
Mexico-10.43%
Alfa S.A.B. de C.V., Class A	1,219,535	884,812
Arca Continental S.A.B. de C.V.	104,999	929,018
Banco del Bajio S.A.(a)(c)	584,728	2,358,507
Corp. Inmobiliaria Vesta SAB de C.V.	342,779	937,902
Gentera S.A.B. de C.V.	1,769,664	2,165,015
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	59,911	1,035,982
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	33,353	907,361
Grupo Bimbo S.A.B. de C.V., Series A	235,084	1,175,670
Grupo Carso S.A.B. de C.V., Series A1	183,418	929,968
Grupo Comercial Chedraui S.A. de C.V.(c)	308,204	1,518,560
Grupo Financiero Inbursa S.A.B. de C.V., Class O(b)(c)	473,244	1,019,488
Qualitas Controladora S.A.B. de C.V.	215,972	1,193,130
Regional S.A.B. de C.V.	170,586	1,474,208
		16,529,621
Philippines-1.24%
DMCI Holdings, Inc.	5,642,938	1,136,284
International Container Terminal Services, Inc.	218,466	831,533
		1,967,817
	Shares	Value
South Africa-10.56%
Absa Group Ltd.	78,744	$901,922
Capitec Bank Holdings Ltd.	7,167	739,236
Exxaro Resources Ltd.	75,307	943,226
Impala Platinum Holdings Ltd.	295,294	3,420,856
Investec Ltd.	244,775	1,548,968
Motus Holdings Ltd.	245,033	1,737,458
Nedbank Group Ltd.	71,634	927,654
OUTsurance Group Ltd.	444,270	917,219
Redefine Properties Ltd.	3,535,398	817,054
Shoprite Holdings Ltd.	57,262	791,424
Thungela Resources Ltd.	235,437	3,132,180
Woolworths Holdings Ltd.	201,070	870,044
		16,747,241
Taiwan-32.81%
Asia Vital Components Co. Ltd.	462,000	1,647,614
Chailease Holding Co. Ltd.	235,000	1,778,106
Delta Electronics, Inc.	104,000	1,008,383
First Financial Holding Co. Ltd.	1,054,100	920,131
Formosa Plastics Corp.	302,000	901,266
Global Unichip Corp.	56,000	1,482,481
Great Wall Enterprise Co. Ltd.	824,636	1,275,029
Hua Nan Financial Holdings Co. Ltd.	1,070,718	814,716
Kings Town Bank Co. Ltd.	1,389,000	1,607,595
Lite-On Technology Corp.	739,000	1,640,961
Lotes Co. Ltd.	116,000	2,954,053
Micro-Star International Co. Ltd.	890,000	3,914,884
Mitac Holdings Corp.	810,000	834,716
Qisda Corp.	2,012,000	1,905,132
Ruentex Development Co. Ltd.	962,000	1,444,453
Sinbon Electronics Co. Ltd.	501,000	4,819,818
SinoPac Financial Holdings Co. Ltd.	1,753,060	1,014,658
Taichung Commercial Bank Co. Ltd.	1,893,700	827,664
Taiwan Cooperative Financial Holding Co. Ltd.	1,011,420	894,453
Tatung Co. Ltd.(b)	734,000	838,699
Topco Scientific Co. Ltd.	743,000	4,206,681
Union Bank of Taiwan	2,259,063	1,218,063
Uni-President Enterprises Corp.	978,000	2,199,970
United Microelectronics Corp.(b)	1,026,000	1,675,825
Voltronic Power Technology Corp.	73,000	3,694,572
Walsin Lihwa Corp.	1,594,304	2,909,463
Wistron Corp.	889,000	934,683
Wiwynn Corp.	105,000	2,643,479
		52,007,548
Thailand-7.33%
AP (Thailand) PCL, NVDR	2,566,698	925,286
Banpu PCL, NVDR	2,834,678	1,000,356
Central Plaza Hotel PCL, NVDR(b)	607,837	959,669
Com7 PCL, NVDR	3,917,544	3,733,153
Energy Absolute PCL, NVDR	1,164,227	3,057,976
Kiatnakin Phatra Bank PCL, NVDR	414,346	858,677
PTT Exploration & Production PCL, NVDR	206,637	1,078,917
		11,614,034
Turkey-7.98%
Akbank T.A.S.	935,004	849,743
Arcelik A.S.	184,957	1,057,221
Aselsan Elektronik Sanayi Ve Ticaret A.S.	269,719	817,652
Enka Insaat ve Sanayi A.S.	573,732	908,494
Ford Otomotiv Sanayi A.S.	49,655	1,350,573
Haci Omer Sabanci Holding A.S.	470,017	978,207
KOC Holding A.S.	207,076	843,780
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Turkey-(continued)
Sasa Polyester Sanayi A.S.(b)	1	$4
Turk Hava Yollari AO(b)	330,478	2,426,335
Turkiye Is Bankasi A.S., Class C	2,086,850	1,210,958
Turkiye Petrol Rafinerileri A.S.(b)	40,698	1,279,540
Turkiye Sise ve Cam Fabrikalari A.S.	437,227	922,295
		12,644,802
Total Common Stocks & Other Equity Interests (Cost $140,191,870)		158,441,733
Money Market Funds-0.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $991,293)	991,293	991,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.56% (Cost $141,183,163)		159,433,026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.70%
Invesco Private Government Fund, 4.36%(d)(e)(f)	753,644	$753,644
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,937,411	1,937,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,691,639)		2,691,637
TOTAL INVESTMENTS IN SECURITIES-102.26% (Cost $143,874,802)		162,124,663
OTHER ASSETS LESS LIABILITIES-(2.26)%		(3,587,087)
NET ASSETS-100.00%		$158,537,576

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $6,158,880, which represented 3.88% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,963,436	$(5,972,143)	$-	$-	$991,293	$3,799
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	386,986	2,660,801	(2,294,143)	-	-	753,644	4,772*
Invesco Private Prime Fund	1,036,003	6,266,809	(5,365,288)	(13)	482	1,937,993	13,115*
Total	$1,422,989	$15,891,046	$(13,631,574)	$(13)	$482	$3,682,930	$21,686

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Australia-6.36%
AGL Energy Ltd.(a)	135,292	$729,301
AMP Ltd.(b)	370,149	348,202
Ampol Ltd.	17,561	377,294
ANZ Group Holdings Ltd.	138,663	2,451,516
APA Group	68,324	508,406
Aristocrat Leisure Ltd.	17,640	422,124
ASX Ltd.	6,118	297,333
Aurizon Holdings Ltd.	188,197	489,342
Bank of Queensland Ltd.(a)	60,344	296,374
Bendigo & Adelaide Bank Ltd.	39,487	279,915
BHP Group Ltd.	383,818	13,355,187
BlueScope Steel Ltd.	51,652	697,359
Brambles Ltd.	122,862	1,038,031
Coles Group Ltd.	73,743	922,863
Commonwealth Bank of Australia	64,506	5,002,685
CSL Ltd.	9,239	1,940,579
Dexus	71,600	411,192
Endeavour Group Ltd.	77,967	364,249
Evolution Mining Ltd.	94,079	212,137
Fortescue Metals Group Ltd.	126,156	1,977,043
Glencore PLC	1,493,214	9,948,865
Goodman Group	46,583	655,510
GPT Group (The)	134,494	431,209
Incitec Pivot Ltd.	185,871	450,551
Insurance Australia Group Ltd.	189,337	653,740
James Hardie Industries PLC, CDI	12,561	278,367
JB Hi-Fi Ltd.(a)	9,029	307,807
Lendlease Corp. Ltd.(a)	37,454	226,707
Lottery Corp. Ltd. (The)(b)	137,963	456,914
Macquarie Group Ltd.	17,555	2,317,421
Medibank Pvt. Ltd.	184,919	383,091
Metcash Ltd.(a)	95,852	282,326
Mirvac Group	301,605	482,434
National Australia Bank Ltd.	126,759	2,839,506
Newcrest Mining Ltd.	55,580	873,759
Orica Ltd.	27,097	282,399
Origin Energy Ltd.	153,450	807,720
Qantas Airways Ltd.(b)	100,122	447,293
QBE Insurance Group Ltd.	90,165	872,968
Ramsay Health Care Ltd.	11,993	562,997
Rio Tinto Ltd.	37,180	3,317,828
Rio Tinto PLC	104,977	8,166,505
Santos Ltd.	133,971	671,203
Scentre Group	323,858	696,030
Sonic Healthcare Ltd.	27,035	601,606
South32 Ltd.	363,000	1,161,277
Stockland	189,309	524,249
Suncorp Group Ltd.	75,173	663,722
Tabcorp Holdings Ltd.(a)	137,963	102,076
Telstra Group Ltd.	543,651	1,562,982
Transurban Group	129,771	1,262,830
Treasury Wine Estates Ltd.	37,091	379,497
Vicinity Ltd.	308,264	447,470
Wesfarmers Ltd.	55,548	1,943,396
Westpac Banking Corp.	203,962	3,409,082
Whitehaven Coal Ltd.	129,578	766,980
Woodside Energy Group Ltd.	152,573	3,898,334
Woolworths Group Ltd.	69,475	1,766,317
Worley Ltd.	38,666	420,951
		87,445,051
	Shares	Value
Austria-0.39%
ams-OSRAM AG(b)	16,922	$156,336
ANDRITZ AG	6,750	401,730
BAWAG Group AG(b)(c)	8,918	548,678
Erste Group Bank AG	36,501	1,377,557
Mondi PLC(a)	48,456	908,534
OMV AG	19,480	970,015
Raiffeisen Bank International AG(b)	21,691	387,757
voestalpine AG	11,864	391,701
Wienerberger AG	8,882	265,273
		5,407,581
Belgium-0.94%
Ageas S.A./N.V.	23,748	1,154,429
Anheuser-Busch InBev S.A./N.V.	89,735	5,368,892
Cofinimmo S.A.(a)	1,978	179,268
Elia Group S.A./N.V.	1,961	274,311
Etablissements Franz Colruyt N.V.(a)	8,239	217,346
Euronav N.V.(a)	26,187	411,533
Groupe Bruxelles Lambert N.V.	6,564	559,043
KBC Group N.V.(a)	25,265	1,862,015
Proximus SADP(a)	26,633	272,240
Sofina S.A.(a)	794	187,642
Solvay S.A., Class A	7,837	907,738
Telenet Group Holding N.V.	7,717	132,421
UCB S.A.	7,209	590,175
Umicore S.A.	20,377	766,378
		12,883,431
Brazil-0.10%
Wheaton Precious Metals Corp.	11,589	528,403
Yara International ASA	20,080	888,580
		1,416,983
Canada-9.35%
Agnico Eagle Mines Ltd.	18,971	1,068,296
Air Canada(b)	23,517	397,957
Algonquin Power & Utilities Corp.	42,494	308,908
Alimentation Couche-Tard, Inc.	57,721	2,628,342
Allied Properties REIT	10,301	229,126
AltaGas Ltd.	28,897	538,807
ARC Resources Ltd.(a)	30,049	348,153
Atco Ltd., Class I	11,025	349,832
B2Gold Corp.	62,443	246,618
Bank of Montreal(a)	48,849	4,901,923
Bank of Nova Scotia (The)	113,149	6,107,935
Barrick Gold Corp.	105,782	2,062,763
BCE, Inc.	29,005	1,367,268
Bombardier, Inc., Class B(b)	14,740	709,964
Brookfield Asset Management Ltd.(b)	23,224	756,061
Brookfield Corp.	92,897	3,446,173
CAE, Inc.(b)	12,510	281,729
Cameco Corp.	15,614	435,650
Canadian Apartment Properties REIT(a)	12,165	448,547
Canadian Imperial Bank of Commerce	73,180	3,331,175
Canadian National Railway Co.	20,896	2,480,240
Canadian Natural Resources Ltd.	71,651	4,385,459
Canadian Pacific Railway Ltd.	16,944	1,333,577
Canadian Tire Corp. Ltd., Class A(a)	5,469	648,402
Canadian Utilities Ltd., Class A(a)	14,020	388,548
Capital Power Corp.	10,878	364,489
CCL Industries, Inc., Class B	7,438	346,886
Cenovus Energy, Inc.	53,412	1,063,957
CGI, Inc., Class A(b)	11,679	998,144
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Canada-(continued)
CI Financial Corp.	22,887	$272,205
Constellation Software, Inc.	227	399,914
Crescent Point Energy Corp.	51,396	382,865
Dollarama, Inc.	5,399	321,953
Element Fleet Management Corp.	29,297	412,773
Emera, Inc.(a)	23,588	936,555
Empire Co. Ltd., Class A	16,707	479,418
Enbridge, Inc.(a)	182,929	7,468,784
Fairfax Financial Holdings Ltd.	3,098	2,045,142
Finning International, Inc.	14,480	407,374
First Capital REIT	21,101	283,856
Fortis, Inc.	40,705	1,667,735
Franco-Nevada Corp.	3,368	492,624
George Weston Ltd.	6,893	884,232
Gibson Energy, Inc.	14,085	251,542
Gildan Activewear, Inc.	8,042	251,442
Great-West Lifeco, Inc.	34,097	901,775
H&R REIT	44,219	431,138
Hydro One Ltd.(c)	26,851	732,071
iA Financial Corp., Inc.	10,221	629,108
IAMGOLD Corp.(b)	88,354	247,644
IGM Financial, Inc.	7,777	242,050
Imperial Oil Ltd.	15,667	853,827
Intact Financial Corp.	5,658	818,499
Keyera Corp.	23,011	523,389
Kinross Gold Corp.	157,922	732,594
Linamar Corp.	6,420	326,930
Loblaw Cos. Ltd.	14,380	1,284,593
Magna International, Inc.	35,732	2,313,134
Manulife Financial Corp.	260,102	5,132,451
MEG Energy Corp.(b)	25,987	428,264
Methanex Corp.	5,964	281,495
Metro, Inc.	15,815	855,967
National Bank of Canada	22,393	1,677,356
Northland Power, Inc.	12,244	327,950
Nutrien Ltd.	37,765	3,117,201
Onex Corp.	6,408	330,257
Open Text Corp.	13,208	441,768
Parkland Corp.	18,852	441,648
Pembina Pipeline Corp.	46,868	1,658,214
Power Corp. of Canada	65,711	1,777,277
Quebecor, Inc., Class B	14,090	333,256
Restaurant Brands International, Inc.	12,034	802,928
RioCan REIT	30,480	527,207
Rogers Communications, Inc., Class B	30,095	1,459,022
Royal Bank of Canada(a)	99,008	10,102,993
Saputo, Inc.	21,877	601,378
Shaw Communications, Inc., Class B	32,608	967,720
Shopify, Inc., Class A(b)	5,022	246,781
SmartCentres REIT	12,095	255,614
SNC-Lavalin Group, Inc.	16,782	359,071
SSR Mining, Inc.	14,600	245,968
Stantec, Inc.	4,971	258,394
Sun Life Financial, Inc.	55,921	2,802,022
Suncor Energy, Inc.	173,848	6,016,638
TC Energy Corp.(a)	78,440	3,370,154
Teck Resources Ltd., Class B	40,454	1,745,069
TELUS Corp.	33,014	709,343
TFI International, Inc.	3,382	375,598
Thomson Reuters Corp.	6,616	784,787
TMX Group Ltd.	2,940	288,943
Toronto-Dominion Bank (The)	124,613	8,597,349
	Shares	Value
Canada-(continued)
Tourmaline Oil Corp.	12,088	$561,754
Vermilion Energy, Inc.	20,298	310,323
West Fraser Timber Co. Ltd.	4,010	347,673
WSP Global, Inc.	4,699	597,539
Yamana Gold, Inc.	74,782	450,031
		128,557,498
Chile-0.06%
Antofagasta PLC(a)	23,925	510,292
Lundin Mining Corp.	43,641	329,348
		839,640
China-0.27%
AAC Technologies Holdings, Inc.(b)	102,424	271,788
BOC Hong Kong Holdings Ltd.	330,182	1,152,060
Lenovo Group Ltd.	814,328	651,375
Prosus N.V.(b)	11,855	950,442
Tingyi Cayman Islands Holding Corp.	106,626	177,108
Wilmar International Ltd.	103,617	320,859
Xinyi Glass Holdings Ltd.	114,491	243,338
		3,766,970
Denmark-1.15%
AP Moller - Maersk A/S, Class A	260	550,761
AP Moller - Maersk A/S, Class B	340	735,365
Carlsberg A/S, Class B	5,785	817,187
Chr. Hansen Holding A/S	3,703	272,246
Coloplast A/S, Class B	3,659	439,413
Danske Bank A/S	93,502	1,939,711
DSV A/S	4,807	790,196
Genmab A/S(b)	805	314,018
ISS A/S(b)	24,103	524,300
Jyske Bank A/S(b)	6,426	460,528
Novo Nordisk A/S, Class B	39,743	5,471,349
Novozymes A/S, Class B(a)	6,109	316,518
Orsted A/S(c)	9,342	825,120
Pandora A/S	5,890	486,692
Tryg A/S	13,416	306,520
Vestas Wind Systems A/S(a)	51,670	1,499,454
		15,749,378
Finland-1.34%
Elisa OYJ	9,140	519,950
Fortum OYJ	52,517	787,954
Huhtamaki OYJ(a)	7,398	275,748
Kesko OYJ, Class B	22,322	518,069
Kone OYJ, Class B	23,205	1,261,098
Neste OYJ	24,825	1,181,710
Nokia OYJ	431,985	2,041,539
Nokian Renkaat OYJ	16,113	192,145
Nordea Bank Abp	475,469	5,541,826
Orion OYJ, Class B	5,606	299,488
Outokumpu OYJ(a)	60,279	343,435
Sampo OYJ, Class A	43,623	2,282,139
Stora Enso OYJ, Class R	51,772	736,293
UPM-Kymmene OYJ	45,204	1,632,370
Valmet OYJ(a)	9,262	289,397
Wartsila OYJ Abp(a)	50,813	481,217
		18,384,378
France-10.10%
Accor S.A.(b)	10,374	335,409
Aeroports de Paris(a)(b)	1,727	266,805
Air France-KLM(a)(b)	325,350	546,981

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
France-(continued)
Air Liquide S.A.	28,022	$4,445,089
Airbus SE	25,384	3,165,944
Alstom S.A.(a)	34,454	1,017,791
Amundi S.A.(c)	5,230	340,803
Arkema S.A.	6,516	656,435
Atos SE(a)(b)	26,182	342,926
AXA S.A.	236,079	7,336,706
BNP Paribas S.A.	153,780	10,505,108
Bollore SE	50,951	283,870
Bouygues S.A.	42,234	1,387,056
Bureau Veritas S.A.	14,908	424,848
Capgemini SE	6,891	1,301,463
Carrefour S.A.(a)	133,574	2,534,340
CGG S.A.(a)(b)	305,321	256,786
Cie de Saint-Gobain	55,583	3,172,230
Cie Generale des Etablissements Michelin S.C.A.	78,740	2,476,105
Covivio	4,160	284,406
Credit Agricole S.A.	223,392	2,677,499
Danone S.A.	56,899	3,108,916
Dassault Systemes SE	9,150	338,467
Edenred	9,070	492,425
Eiffage S.A.	10,418	1,108,366
Elis S.A.	17,890	312,814
ENGIE S.A.	242,085	3,423,173
EssilorLuxottica S.A.	11,554	2,106,847
Eurazeo SE(a)	4,146	289,303
Euroapi S.A.(a)(b)	4,175	66,948
Eutelsat Communications S.A.(a)	27,060	206,308
Faurecia SE(b)	32,010	630,628
Gecina S.A.	4,775	563,188
Getlink SE	20,404	344,141
Hermes International	398	741,089
Kering S.A.	2,383	1,476,487
Klepierre S.A.	24,788	626,183
Legrand S.A.	12,291	1,090,851
L’Oreal S.A.	6,499	2,668,369
LVMH Moet Hennessy Louis Vuitton SE	6,154	5,346,844
Orange S.A.	352,626	3,723,231
Orpea S.A.(a)(b)	9,189	71,056
Pernod Ricard S.A.	8,059	1,662,096
Publicis Groupe S.A.	20,905	1,469,850
Renault S.A.(b)	66,849	2,703,676
Rexel S.A.(b)	36,521	803,586
Rubis S.C.A.	11,981	334,017
Safran S.A.	18,800	2,691,059
Sanofi	96,127	9,361,438
Schneider Electric SE	27,438	4,419,796
SCOR SE	24,060	591,592
SEB S.A.(a)	2,355	245,151
Societe Generale S.A.	175,038	5,185,931
Sodexo S.A.	10,498	1,037,752
SPIE S.A.	12,901	350,839
Technip Energies N.V.	23,793	460,088
Teleperformance	1,695	469,418
Thales S.A.	8,398	1,107,247
TotalEnergies SE(a)	373,647	23,122,456
Ubisoft Entertainment S.A.(a)(b)	6,400	131,577
Unibail-Rodamco-Westfield SE(a)(b)	18,276	1,174,445
Valeo	46,690	1,013,393
Veolia Environnement S.A.	65,792	1,942,104
Vinci S.A.	44,112	4,965,171
	Shares	Value
France-(continued)
Vivendi SE	34,319	$367,429
Worldline S.A.(b)(c)	15,186	685,109
		138,789,454
Germany-9.24%
Aareal Bank AG(a)(b)	9,491	337,680
adidas AG	8,479	1,357,167
Allianz SE	48,197	11,473,887
Aroundtown S.A.(a)	124,688	345,179
Aurubis AG	4,554	478,167
BASF SE	124,910	7,108,509
Bayer AG	114,102	7,063,470
Bayerische Motoren Werke AG	53,041	5,370,533
Bayerische Motoren Werke AG, Preference Shares	9,242	870,734
Beiersdorf AG	4,069	493,176
Brenntag SE	11,869	881,183
Commerzbank AG(b)	219,460	2,494,277
Continental AG	20,425	1,426,784
Covestro AG(c)	26,364	1,206,007
Daimler Truck Holding AG(b)	55,845	1,866,216
Deutsche Bank AG	348,164	4,616,134
Deutsche Boerse AG	7,396	1,319,327
Deutsche Lufthansa AG(b)	128,669	1,357,025
Deutsche Post AG	91,442	3,910,853
Deutsche Telekom AG	413,848	9,191,453
E.ON SE	241,791	2,622,296
Evonik Industries AG	24,764	547,581
Freenet AG	17,264	418,116
Fresenius Medical Care AG & Co. KGaA	24,627	919,801
Fresenius SE & Co. KGaA	59,570	1,716,386
GEA Group AG	10,828	486,266
Hannover Rueck SE	4,394	888,566
HeidelbergCement AG	24,611	1,678,568
Henkel AG & Co. KGaA	9,587	638,253
Henkel AG & Co. KGaA, Preference Shares	16,473	1,170,039
HOCHTIEF AG	4,450	280,696
HUGO BOSS AG	4,236	286,244
Infineon Technologies AG	42,872	1,532,560
K+S AG	16,997	405,373
KION Group AG	6,219	249,025
Knorr-Bremse AG	4,373	285,718
Lanxess AG	12,522	620,410
LEG Immobilien SE	5,222	405,956
Mercedes-Benz Group AG	125,134	9,261,711
Merck KGaA	4,524	938,684
MTU Aero Engines AG	2,400	596,372
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	14,863	5,342,992
Porsche Automobil Holding SE, Preference Shares	9,855	586,098
ProSiebenSat.1 Media SE	31,202	319,215
Puma SE	2,795	189,294
Rheinmetall AG	5,346	1,242,490
RWE AG	59,238	2,624,887
Salzgitter AG	8,588	348,270
SAP SE	50,529	5,947,574
Siemens AG	54,368	8,437,730
Siemens Energy AG(a)	81,836	1,699,348
Siemens Healthineers AG(c)	9,451	503,667
Symrise AG	4,245	449,410
TAG Immobilien AG	11,317	96,544
Telefonica Deutschland Holding AG	143,280	420,768

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Germany-(continued)
thyssenkrupp AG(b)	128,341	$1,001,062
TUI AG(a)(b)	222,375	462,391
United Internet AG	10,160	234,920
Volkswagen AG	6,546	1,141,396
Volkswagen AG, Preference Shares	37,269	5,138,025
Vonovia SE	47,930	1,346,647
Zalando SE(b)(c)	6,683	309,121
		126,958,231
Hong Kong-1.32%
AIA Group Ltd.	491,546	5,552,863
CK Asset Holdings Ltd.	108,143	691,195
CK Hutchison Holdings Ltd.	103,652	658,524
CLP Holdings Ltd.	61,837	459,130
Hang Seng Bank Ltd.	31,167	518,486
Henderson Land Development Co. Ltd.	62,666	231,443
Hong Kong & China Gas Co. Ltd. (The)	328,491	329,390
Hong Kong Exchanges & Clearing Ltd.	19,105	858,909
Hongkong Land Holdings Ltd.	48,798	237,646
Jardine Matheson Holdings Ltd.	5,506	291,928
Link REIT	120,811	966,359
MTR Corp. Ltd.	63,342	338,587
New World Development Co. Ltd.	79,333	236,829
Power Assets Holdings Ltd.	43,443	245,521
Prudential PLC	246,118	4,058,633
Sun Hung Kai Properties Ltd.	93,686	1,327,862
Techtronic Industries Co. Ltd.	29,951	384,391
WH Group Ltd.	642,422	395,031
Wharf Real Estate Investment Co. Ltd.	64,705	369,811
		18,152,538
Ireland-0.52%
Bank of Ireland Group PLC	116,322	1,236,281
CRH PLC	72,502	3,350,272
Flutter Entertainment PLC(b)	6,102	942,778
Kerry Group PLC, Class A	5,888	549,558
Kingspan Group PLC	4,049	258,568
Smurfit Kappa Group PLC	20,314	848,291
		7,185,748
Israel-0.32%
Bank Hapoalim BM	80,835	722,859
Bank Leumi Le-Israel BM	91,061	799,282
Bezeq The Israeli Telecommunication Corp. Ltd.	176,347	291,152
ICL Group Ltd.	38,679	304,466
Israel Discount Bank Ltd., Class A	71,386	362,358
Mizrahi Tefahot Bank Ltd.	7,819	256,602
Teva Pharmaceutical Industries Ltd.(a)(b)	157,169	1,662,454
		4,399,173
Italy-3.19%
A2A S.p.A.	252,667	378,410
Assicurazioni Generali S.p.A.	175,686	3,415,389
Azimut Holding S.p.A.	11,022	273,884
Banco BPM S.p.A.	276,033	1,237,216
BPER Banca	212,979	582,197
Coca-Cola HBC AG(b)	14,851	358,623
Enel S.p.A.	1,172,810	6,866,683
Eni S.p.A.(a)	466,076	7,155,390
Ferrari N.V.	1,985	493,465
FinecoBank Banca Fineco S.p.A.(a)	18,744	334,871
Hera S.p.A.(a)	102,108	291,763
Intesa Sanpaolo S.p.A.(a)	2,615,410	6,845,526
	Shares	Value
Italy-(continued)
Italgas S.p.A.(a)	52,823	$307,782
Leonardo S.p.A.	109,210	1,121,316
Mediobanca Banca di Credito Finanziario S.p.A.	78,011	835,039
Moncler S.p.A.	4,205	261,223
Pirelli & C. S.p.A.(c)	54,737	272,625
Poste Italiane S.p.A.(c)	65,185	692,792
Prysmian S.p.A.	23,139	939,867
Saipem S.p.A.(b)	146,523	223,580
Snam S.p.A.	197,826	1,004,204
Telecom Italia S.p.A.(a)(b)	3,677,332	1,053,955
Telecom Italia S.p.A., RSP(b)	2,047,971	569,395
Terna Rete Elettrica Nazionale S.p.A.	102,001	803,364
UniCredit S.p.A.	365,139	7,092,068
Unipol Gruppo S.p.A.	80,316	418,691
		43,829,318
Japan-19.08%
Advantest Corp.	4,984	352,592
Aeon Co. Ltd.	56,933	1,163,439
AGC, Inc.	26,049	954,466
Aisin Corp.	18,165	528,000
Ajinomoto Co., Inc.	30,056	987,576
Alps Alpine Co. Ltd.	50,352	512,251
Amada Co. Ltd.	32,493	290,337
ANA Holdings, Inc.(b)	19,504	430,364
Aozora Bank Ltd.(a)	15,595	311,073
Asahi Group Holdings Ltd.	36,826	1,212,572
Asahi Kasei Corp.	86,716	655,079
Astellas Pharma, Inc.	86,755	1,275,858
Bandai Namco Holdings, Inc.	10,823	720,396
Bridgestone Corp.	35,537	1,321,246
Brother Industries Ltd.	16,368	252,987
Canon, Inc.(a)	105,072	2,337,447
Casio Computer Co. Ltd.	24,655	252,911
Central Japan Railway Co.	14,453	1,760,433
Chiba Bank Ltd. (The)	50,938	384,253
Chubu Electric Power Co., Inc.	46,531	500,214
Chugai Pharmaceutical Co. Ltd.	16,542	427,145
COMSYS Holdings Corp.	12,491	237,535
Concordia Financial Group Ltd.	79,170	347,010
Credit Saison Co. Ltd.	22,134	289,004
Dai Nippon Printing Co. Ltd.	15,857	373,120
Daifuku Co. Ltd.	4,121	224,675
Dai-ichi Life Holdings, Inc.	97,744	2,285,667
Daiichi Sankyo Co. Ltd.	66,182	2,068,235
Daikin Industries Ltd.	11,650	2,012,961
Daito Trust Construction Co. Ltd.	5,537	545,844
Daiwa House Industry Co. Ltd.	34,526	825,948
Daiwa House REIT Investment Corp.	123	267,480
Daiwa Securities Group, Inc.	144,066	677,984
Denso Corp.	39,254	2,104,494
Dentsu Group, Inc.	16,420	525,889
Disco Corp.	938	279,139
Dowa Holdings Co. Ltd.	6,911	239,676
East Japan Railway Co.	33,715	1,877,016
Ebara Corp.	8,368	351,978
Eisai Co. Ltd.	19,324	1,190,541
Electric Power Development Co. Ltd.	20,994	338,048
ENEOS Holdings, Inc.	386,488	1,376,610
FANUC Corp.	9,879	1,740,001
Fast Retailing Co. Ltd.	1,711	1,031,771
Fuji Electric Co. Ltd.	11,115	446,156

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
FUJIFILM Holdings Corp.	24,848	$1,306,170
Fujitsu Ltd.	14,423	2,052,903
Fukuoka Financial Group, Inc.	15,175	349,254
GLP J-Reit	220	248,176
Hankyu Hanshin Holdings, Inc.	12,101	358,717
Hino Motors Ltd.(a)(b)	40,288	171,320
Hirose Electric Co. Ltd.	1,815	234,891
Hitachi Construction Machinery Co. Ltd.	13,922	325,983
Hitachi Ltd.	88,454	4,612,980
Honda Motor Co. Ltd.	121,067	2,985,596
Hoya Corp.	7,496	818,511
Hulic Co. Ltd.	35,653	291,705
Ibiden Co. Ltd.	5,491	211,541
Idemitsu Kosan Co. Ltd.	25,752	638,627
IHI Corp.	27,345	826,374
Iida Group Holdings Co. Ltd.	15,541	258,130
Inpex Corp.	154,857	1,690,930
Isetan Mitsukoshi Holdings Ltd.	56,022	607,844
Isuzu Motors Ltd.	54,969	691,102
ITOCHU Corp.(a)	69,670	2,240,990
J. Front Retailing Co. Ltd.(a)	42,430	394,136
Japan Airlines Co. Ltd.(a)(b)	20,830	440,482
Japan Exchange Group, Inc.	29,999	456,519
Japan Metropolitan Fund Investment Corp.	470	362,498
Japan Post Bank Co. Ltd.(a)	85,494	758,661
Japan Post Holdings Co. Ltd.	395,362	3,465,821
Japan Post Insurance Co. Ltd.	26,827	477,355
Japan Real Estate Investment Corp.	91	389,765
Japan Tobacco, Inc.	134,493	2,745,810
JFE Holdings, Inc.	140,337	1,842,095
JGC Holdings Corp.	31,972	415,738
JSR Corp.(a)	12,112	270,097
JTEKT Corp.	29,809	219,823
Kajima Corp.	28,254	346,318
Kansai Electric Power Co., Inc. (The)	50,596	485,554
Kansai Paint Co. Ltd.	12,891	180,213
Kao Corp.	38,224	1,544,891
Kawasaki Heavy Industries Ltd.	41,782	950,693
Kawasaki Kisen Kaisha Ltd.(a)	21,349	442,264
KDDI Corp.	108,592	3,389,403
Keio Corp.	7,326	267,870
Keisei Electric Railway Co. Ltd.(a)	9,151	265,991
Keyence Corp.	2,766	1,260,860
Kikkoman Corp.	4,942	259,935
Kintetsu Group Holdings Co. Ltd.	10,427	338,760
Kirin Holdings Co. Ltd.	59,888	920,575
Kobe Steel Ltd.	104,902	562,241
Koito Manufacturing Co. Ltd.	20,344	341,035
Komatsu Ltd.	83,043	2,014,692
Konica Minolta, Inc.	136,594	569,295
Kubota Corp.	76,032	1,133,069
Kuraray Co. Ltd.	43,001	354,139
Kurita Water Industries Ltd.	7,272	326,568
Kyocera Corp.	25,411	1,310,363
Kyowa Kirin Co. Ltd.	11,964	265,877
Kyushu Electric Power Co., Inc.	41,175	236,516
Kyushu Railway Co.	19,871	444,804
Lawson, Inc.	7,109	283,715
Lion Corp.(a)	21,636	238,912
Lixil Corp.	23,646	405,479
Makita Corp.	16,846	445,617
Marubeni Corp.	132,618	1,617,890
	Shares	Value
Japan-(continued)
Marui Group Co. Ltd.	16,825	$285,409
MatsukiyoCocokara & Co.	8,837	439,658
Mazda Motor Corp.	106,484	853,215
Mebuki Financial Group, Inc.	123,416	320,771
MEIJI Holdings Co. Ltd.	11,276	580,947
MINEBEA MITSUMI, Inc.	30,994	534,581
MISUMI Group, Inc.	9,275	230,725
Mitsubishi Chemical Group Corp.	145,381	811,728
Mitsubishi Corp.	113,143	3,772,448
Mitsubishi Electric Corp.	124,820	1,368,706
Mitsubishi Estate Co. Ltd.	86,202	1,107,975
Mitsubishi Gas Chemical Co., Inc.	29,393	426,729
Mitsubishi HC Capital, Inc.	56,638	288,318
Mitsubishi Heavy Industries Ltd.	45,124	1,762,697
Mitsubishi Materials Corp.	20,600	352,613
Mitsubishi Motors Corp.(a)(b)	167,393	642,309
Mitsubishi UFJ Financial Group, Inc.	1,494,859	10,951,226
Mitsui & Co. Ltd.	100,818	2,961,473
Mitsui Chemicals, Inc.	23,681	554,490
Mitsui Fudosan Co. Ltd.	68,425	1,279,105
Mitsui Mining & Smelting Co. Ltd.	12,424	329,122
Mitsui OSK Lines Ltd.(a)	30,008	739,557
Mizuho Financial Group, Inc.	230,462	3,593,077
MS&AD Insurance Group Holdings, Inc.	31,790	1,016,684
Murata Manufacturing Co. Ltd.	29,042	1,651,248
Nabtesco Corp.	10,702	310,662
Nagoya Railroad Co. Ltd.	14,676	242,070
NEC Corp.	24,778	890,747
NGK Insulators Ltd.	24,217	333,520
NGK Spark Plug Co. Ltd.	21,229	413,169
NH Foods Ltd.	11,818	354,417
Nichirei Corp.	11,782	246,340
Nidec Corp.	13,552	747,186
Nikon Corp.	49,120	481,965
Nintendo Co. Ltd.	43,496	1,881,387
Nippon Building Fund, Inc.	100	436,003
Nippon Electric Glass Co. Ltd.	14,293	264,329
Nippon Prologis REIT, Inc.	98	221,780
Nippon Steel Corp.	164,383	3,406,607
Nippon Telegraph & Telephone Corp.	137,127	4,103,951
Nippon Yusen K.K.(a)	35,686	843,819
Nissan Chemical Corp.	5,447	255,502
Nissan Motor Co. Ltd.	417,997	1,489,162
Nissin Foods Holdings Co. Ltd.	4,035	315,242
Nitori Holdings Co. Ltd.	3,496	459,699
Nitto Denko Corp.	14,092	905,910
Nomura Holdings, Inc.	289,946	1,154,255
Nomura Real Estate Holdings, Inc.	13,488	296,633
Nomura Real Estate Master Fund, Inc.	292	341,073
Nomura Research Institute Ltd.	8,686	207,056
NSK Ltd.	103,111	577,222
NTT Data Corp.	44,254	681,616
Obayashi Corp.	53,657	415,079
Odakyu Electric Railway Co. Ltd.	17,994	235,501
Oji Holdings Corp.	73,369	302,401
Olympus Corp.	29,513	551,135
Omron Corp.	10,448	599,347
Ono Pharmaceutical Co. Ltd.	22,527	489,100
Oriental Land Co. Ltd.	2,024	335,868
ORIX Corp.	100,265	1,754,030
ORIX JREIT, Inc.	209	287,195
Osaka Gas Co. Ltd.	22,956	369,817

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Otsuka Corp.	8,791	$287,637
Otsuka Holdings Co. Ltd.	21,219	678,447
Pan Pacific International Holdings Corp.	25,700	473,112
Panasonic Holdings Corp.	154,869	1,429,065
Persol Holdings Co. Ltd.	15,075	328,174
Rakuten Group, Inc.(b)	56,874	287,333
Recruit Holdings Co. Ltd.	39,664	1,263,929
Renesas Electronics Corp.(b)	44,521	455,155
Resona Holdings, Inc.	249,107	1,375,744
Resonac Holdings Corp.	38,325	649,826
Ricoh Co. Ltd.	68,520	529,529
Rohm Co. Ltd.	7,081	562,472
Ryohin Keikaku Co. Ltd.(a)	19,613	216,272
Santen Pharmaceutical Co. Ltd.	29,393	228,282
SBI Holdings, Inc.	26,949	568,427
Secom Co. Ltd.	13,156	781,095
Sega Sammy Holdings, Inc.	14,495	228,607
Seibu Holdings, Inc.	29,709	332,626
Seiko Epson Corp.	30,664	473,241
Sekisui Chemical Co. Ltd.	22,729	316,872
Sekisui House Ltd.(a)	48,952	922,614
Seven & i Holdings Co. Ltd.	51,589	2,430,588
SG Holdings Co. Ltd.	19,805	304,282
Sharp Corp.(a)	37,008	305,637
Shimadzu Corp.	10,869	331,808
Shimamura Co. Ltd.	3,123	293,220
Shimano, Inc.(a)	2,311	408,550
Shimizu Corp.	56,138	313,832
Shin-Etsu Chemical Co. Ltd.	19,330	2,835,324
Shionogi & Co. Ltd.	12,754	606,390
Shiseido Co. Ltd.	14,241	735,129
Shizuoka Financial Group, Inc.	43,816	370,286
Skylark Holdings Co. Ltd.(a)(b)	20,759	246,627
SMC Corp.	1,889	949,257
SoftBank Corp.	266,491	3,046,168
SoftBank Group Corp.	223,177	10,544,038
Sojitz Corp.	29,382	580,433
Sompo Holdings, Inc.	29,506	1,267,184
Sony Group Corp.	69,327	6,173,299
Stanley Electric Co. Ltd.	14,986	320,128
Subaru Corp.	66,699	1,093,229
SUMCO Corp.	20,656	303,379
Sumitomo Chemical Co. Ltd.	186,776	713,812
Sumitomo Corp.	72,304	1,291,570
Sumitomo Electric Industries Ltd.	53,628	641,045
Sumitomo Forestry Co. Ltd.	14,588	271,019
Sumitomo Heavy Industries Ltd.	12,849	284,260
Sumitomo Metal Mining Co. Ltd.	19,280	778,049
Sumitomo Mitsui Financial Group, Inc.	182,834	7,946,309
Sumitomo Mitsui Trust Holdings, Inc.	26,179	953,190
Sumitomo Realty & Development Co. Ltd.	26,653	646,829
Sumitomo Rubber Industries Ltd.	29,587	261,413
Suntory Beverage & Food Ltd.	11,221	377,931
Suzuki Motor Corp.	36,477	1,357,316
Sysmex Corp.	5,860	385,770
T&D Holdings, Inc.	80,278	1,282,152
Taisei Corp.	18,029	621,092
Taiyo Yuden Co. Ltd.	6,645	223,552
Takashimaya Co. Ltd.(a)	27,355	381,786
Takeda Pharmaceutical Co. Ltd.	186,820	5,875,611
TDK Corp.	31,671	1,121,496
Teijin Ltd.	22,908	234,462
	Shares	Value
Japan-(continued)
Terumo Corp.	26,039	$753,468
THK Co. Ltd.	11,665	245,418
TIS, Inc.	15,722	450,944
Tobu Railway Co. Ltd.	11,370	266,228
Toho Gas Co. Ltd.	12,603	245,770
Tohoku Electric Power Co., Inc.	77,236	414,554
Tokio Marine Holdings, Inc.	129,354	2,699,579
Tokyo Electric Power Co. Holdings, Inc.(a)(b)	300,513	1,120,757
Tokyo Electron Ltd.	4,452	1,546,363
Tokyo Gas Co. Ltd.	39,749	831,078
Tokyu Corp.	25,852	331,586
Tokyu Fudosan Holdings Corp.	54,997	277,850
Toppan, Inc.	22,264	357,299
Toray Industries, Inc.	147,965	905,460
Toshiba Corp.	35,629	1,221,652
Tosoh Corp.	21,616	281,742
TOTO Ltd.	10,766	415,589
Toyo Suisan Kaisha Ltd.	7,441	307,264
Toyota Industries Corp.	9,054	547,926
Toyota Motor Corp.	902,203	13,157,199
Toyota Tsusho Corp.	17,152	720,135
Trend Micro, Inc.(b)	6,690	328,725
Tsuruha Holdings, Inc.	4,343	318,933
Unicharm Corp.	12,826	488,206
United Urban Investment Corp.	273	310,273
West Japan Railway Co.	31,502	1,316,570
Yakult Honsha Co. Ltd.	6,633	472,310
Yamada Holdings Co. Ltd.	191,407	694,714
Yamaha Corp.	8,309	320,744
Yamaha Motor Co. Ltd.	39,502	967,464
Yamato Holdings Co. Ltd.	29,176	507,935
Yaskawa Electric Corp.	9,842	380,678
Yokogawa Electric Corp.	20,555	358,798
Z Holdings Corp.	154,332	440,881
		262,207,113
Jordan-0.02%
Hikma Pharmaceuticals PLC	10,066	211,722
Luxembourg-0.29%
Aperam S.A.	5,493	215,480
ArcelorMittal S.A.	115,028	3,542,907
Eurofins Scientific SE(a)	3,183	227,257
		3,985,644
Macau-0.10%
Galaxy Entertainment Group Ltd.	94,712	657,307
Sands China Ltd.(b)	206,300	771,136
		1,428,443
Netherlands-5.24%
Aalberts N.V.	5,542	260,317
ABN AMRO Bank N.V., CVA(c)	107,899	1,782,365
Aegon N.V.(a)	536,410	2,933,814
Akzo Nobel N.V.	16,483	1,219,799
ASM International N.V.(a)	781	261,417
ASML Holding N.V.(a)	4,489	2,937,844
ASR Nederland N.V.	19,343	911,304
EXOR N.V.(b)	12,113	958,761
Heineken Holding N.V.	6,163	506,350
Heineken N.V.(a)	13,201	1,312,405
ING Groep N.V.	612,454	8,814,647
Koninklijke Ahold Delhaize N.V.	129,025	3,837,396
Koninklijke DSM N.V.	7,604	972,005

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Netherlands-(continued)
Koninklijke KPN N.V.	335,699	$1,145,165
Koninklijke Philips N.V.	82,135	1,410,831
Koninklijke Vopak N.V.	7,332	219,936
NN Group N.V.	35,965	1,555,362
PostNL N.V.(a)	73,348	152,867
Randstad N.V.(a)	16,252	1,035,731
SBM Offshore N.V.	20,106	314,986
Shell PLC	1,304,866	38,136,456
Universal Music Group N.V.	13,478	343,549
Wolters Kluwer N.V.	9,167	997,076
		72,020,383
Norway-0.57%
Aker BP ASA	21,514	653,072
DNB Bank ASA	53,012	986,918
Equinor ASA	93,441	2,837,399
Gjensidige Forsikring ASA	12,728	227,972
Mowi ASA	37,412	689,378
Norsk Hydro ASA	111,657	898,107
Orkla ASA	54,085	402,974
Storebrand ASA	51,563	446,235
Telenor ASA	67,023	700,208
		7,842,263
Poland-0.15%
Bank Polska Kasa Opieki S.A.	18,488	392,736
KGHM Polska Miedz S.A.	11,900	385,627
Polski Koncern Naftowy ORLEN S.A.	27,123	405,692
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	63,894	473,431
Powszechny Zaklad Ubezpieczen S.A.	50,257	425,186
		2,082,672
Portugal-0.30%
Banco Comercial Portugues S.A., Class R(a)	1,358,397	288,124
EDP - Energias de Portugal S.A.	401,375	1,986,894
Galp Energia SGPS S.A.	91,794	1,253,638
Jeronimo Martins SGPS S.A.	25,440	550,925
		4,079,581
Russia-0.00%
Evraz PLC(d)	48,360	0
Raspadskaya OJSC(d)	546	0
		0
Singapore-0.79%
CapitaLand Ascendas REIT	214,890	470,866
CapitaLand Integrated Commercial Trust	295,730	481,502
CapitaLand Investment Ltd.	125,075	376,838
ComfortDelGro Corp. Ltd.	242,757	221,637
DBS Group Holdings Ltd.	109,990	2,995,049
Genting Singapore Ltd.	473,292	356,495
Oversea-Chinese Banking Corp. Ltd.	134,708	1,325,198
Singapore Airlines Ltd.(a)	126,741	570,858
Singapore Technologies Engineering Ltd.	97,106	271,884
Singapore Telecommunications Ltd.	631,681	1,206,314
STMicroelectronics N.V.	20,077	939,998
United Overseas Bank Ltd.	61,941	1,405,790
Venture Corp. Ltd.	21,999	308,975
		10,931,404
South Africa-0.26%
Anglo American PLC	84,704	3,614,838
	Shares	Value
South Korea-4.00%
Amorepacific Corp.(b)	1,642	$193,953
Amorepacific Corp., Preference Shares(b)	561	22,498
Celltrion, Inc.	1,986	260,596
CJ CheilJedang Corp.	774	216,780
CJ CheilJedang Corp., Preference Shares	117	15,606
Doosan Enerbility Co. Ltd.(b)	28,633	388,189
E-MART, Inc.(b)	2,606	220,446
GS Engineering & Construction Corp.(b)	12,602	238,372
Hana Financial Group, Inc.	25,377	1,004,326
Hanwha Solutions Corp.(b)	12,718	468,226
Hyundai Engineering & Construction Co. Ltd.(b)	17,965	554,934
Hyundai Glovis Co. Ltd.	2,697	363,235
Hyundai Mobis Co. Ltd.	7,208	1,202,504
Hyundai Motor Co.	14,828	2,010,291
Hyundai Motor Co., First Pfd.	2,281	159,066
Hyundai Motor Co., Second Pfd.	3,627	252,930
Hyundai Steel Co.	14,414	400,194
Industrial Bank of Korea(b)	31,758	264,263
KB Financial Group, Inc.	38,433	1,744,118
Kia Corp.	36,696	1,990,009
Korea Electric Power Corp.(a)(b)	32,105	517,100
Korea Gas Corp.(a)(b)	9,117	246,835
Korea Investment Holdings Co. Ltd.(b)	4,517	229,187
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	6,697	432,766
Korea Zinc Co. Ltd.(b)	960	421,627
Korean Air Lines Co. Ltd.(a)(b)	17,483	344,181
KT&G Corp.(b)	9,660	725,402
LG Chem Ltd.	3,043	1,704,554
LG Chem Ltd., Preference Shares	391	96,814
LG Corp.(b)	8,944	601,204
LG Display Co. Ltd.(b)	73,404	811,031
LG Electronics, Inc.	20,122	1,635,178
LG Electronics, Inc., Preference Shares	3,072	113,847
LG H&H Co. Ltd.	499	300,988
LG H&H Co. Ltd., Preference Shares	94	24,229
LG Innotek Co. Ltd.	1,038	228,785
LG Uplus Corp.	26,952	243,089
LOTTE Chemical Corp.(b)	3,628	520,726
NAVER Corp.	2,160	355,090
NCSoft Corp.(b)	703	259,102
POSCO Holdings, Inc.	9,553	2,330,473
Posco International Corp.	22,309	424,701
Samsung C&T Corp.	6,634	638,195
Samsung Electro-Mechanics Co. Ltd.	3,966	459,448
Samsung Electronics Co. Ltd.	330,788	16,380,961
Samsung Electronics Co. Ltd., Preference Shares	58,083	2,593,412
Samsung Engineering Co. Ltd.(b)	15,782	331,194
Samsung Fire & Marine Insurance Co. Ltd.	2,065	340,311
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	151	19,074
Samsung Heavy Industries Co. Ltd.(b)	73,429	345,149
Samsung Life Insurance Co. Ltd.	6,593	379,480
Samsung SDI Co. Ltd.	1,597	888,087
Samsung SDI Co. Ltd., Preference Shares	36	9,352
Samsung SDS Co. Ltd.	2,249	228,223
Samsung Securities Co. Ltd.	8,488	230,150
Shinhan Financial Group Co. Ltd.	32,935	1,110,935
Shinsegae, Inc.(b)	1,273	239,243
SK hynix, Inc.	39,662	2,849,559

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Innovation Co. Ltd.(b)	8,834	$1,162,519
SK Telecom Co. Ltd.	10,100	382,091
SK, Inc.	4,032	648,433
S-Oil Corp.	6,567	470,214
Woori Financial Group, Inc.	67,377	699,587
		54,943,062
Spain-3.38%
Acciona S.A.	2,405	467,539
Acerinox S.A.	27,273	293,947
ACS Actividades de Construccion y Servicios S.A.(a)	48,377	1,425,932
ACS Actividades de Construccion y Servicios S.A., Rts., 03/31/2023(a)(b)	48,377	24,520
Aena SME S.A.(b)(c)	3,740	558,502
Amadeus IT Group S.A.(b)	14,025	878,878
Banco Bilbao Vizcaya Argentaria S.A.(a)	1,041,504	7,310,467
Banco de Sabadell S.A.	1,351,287	1,757,410
Banco Santander S.A.	2,292,739	7,975,567
Bankinter S.A.	62,639	450,353
CaixaBank S.A.	422,421	1,865,820
Cellnex Telecom S.A.(c)	11,892	463,401
Enagas S.A.(a)	30,055	537,438
Endesa S.A.(a)	47,917	950,776
Ferrovial S.A.(a)	25,904	760,718
Grifols S.A.(a)(b)	30,427	400,674
Grifols S.A., Class B, Preference Shares(b)	22,836	206,345
Iberdrola S.A.(a)	669,577	7,813,700
Industria de Diseno Textil S.A.	59,466	1,848,368
Inmobiliaria Colonial SOCIMI S.A.(a)	31,435	228,055
Mapfre S.A.(a)	134,199	268,903
Merlin Properties SOCIMI S.A.	35,689	347,484
Naturgy Energy Group S.A.	38,874	1,097,697
Red Electrica Corp. S.A.	40,840	720,314
Repsol S.A.	297,025	4,867,795
Telefonica S.A.	785,515	2,974,791
		46,495,394
Sweden-2.31%
Alfa Laval AB	15,518	484,669
Alleima AB(b)	11,030	54,951
Assa Abloy AB, Class B	39,052	915,334
Atlas Copco AB, Class A	89,489	1,054,230
Atlas Copco AB, Class B	52,624	551,582
Billerud AB(a)	21,058	243,569
Boliden AB(a)	22,237	992,932
Castellum AB(a)	18,825	256,758
Dometic Group AB(a)(c)	26,508	165,836
Electrolux AB, Class B(a)	34,546	486,887
Epiroc AB, Class A	18,970	367,630
Epiroc AB, Class B	11,377	189,023
Essity AB, Class B	48,194	1,255,277
Fabege AB(a)	18,100	170,423
Fastighets AB Balder(a)(b)	28,121	143,831
Getinge AB, Class B	7,671	171,886
H & M Hennes & Mauritz AB, Class B(a)	90,527	1,107,788
Hexagon AB, Class B(a)	52,527	598,277
Holmen AB, Class B	6,084	249,757
Husqvarna AB, Class A	1,706	14,470
Husqvarna AB, Class B(a)	28,930	244,708
Industrivarden AB, Class A(a)	19,931	525,412
Industrivarden AB, Class C(a)	14,993	393,090
Investor AB, Class A(a)	37,780	750,202
	Shares	Value
Sweden-(continued)
Investor AB, Class B	135,079	$2,610,674
Kinnevik AB, Class A(b)	1,128	17,475
Kinnevik AB, Class B(a)(b)	18,246	279,795
Orron Energy AB	11,346	20,937
Saab AB, Class B	11,319	461,742
Sandvik AB(a)	55,220	1,136,066
Securitas AB, Class B(a)	62,600	570,048
Skandinaviska Enskilda Banken AB, Class A	151,746	1,828,379
Skandinaviska Enskilda Banken AB, Class C(a)	2,210	29,678
Skanska AB, Class B	28,866	506,750
SKF AB, Class B(a)	43,125	759,336
SSAB AB, Class A	32,655	231,864
SSAB AB, Class B(a)	88,777	601,355
Svenska Cellulosa AB S.C.A., Class A	1,233	17,123
Svenska Cellulosa AB S.C.A., Class B	34,235	473,152
Svenska Handelsbanken AB, Class A(a)	185,237	1,925,829
Svenska Handelsbanken AB, Class B(a)	4,351	54,524
Swedbank AB, Class A	124,617	2,385,265
Tele2 AB, Class B	42,727	368,104
Telefonaktiebolaget LM Ericsson, Class A(a)	2,050	13,256
Telefonaktiebolaget LM Ericsson, Class B	177,351	1,022,794
Telia Co. AB(a)	393,073	1,012,924
Trelleborg AB, Class B	19,322	480,937
Volvo AB, Class A(a)	21,605	446,966
Volvo AB, Class B	158,456	3,130,587
		31,774,082
Switzerland-3.66%
ABB Ltd.	97,870	3,382,174
Accelleron Industries AG(b)	4,787	112,387
Adecco Group AG(a)	24,398	899,174
Alcon, Inc.	16,192	1,210,060
Baloise Holding AG	4,050	661,665
Barry Callebaut AG	173	359,087
Chocoladefabriken Lindt & Spruengli AG	3	336,000
Chocoladefabriken Lindt & Spruengli AG, PC	34	371,548
Cie Financiere Richemont S.A.	19,570	2,990,616
Clariant AG(b)	19,387	329,605
Credit Suisse Group AG(a)	505,897	1,721,839
Dufry AG(a)(b)	7,637	347,624
Geberit AG	1,180	664,782
Georg Fischer AG	5,024	343,136
Givaudan S.A.	300	965,224
Helvetia Holding AG	3,215	399,272
Julius Baer Group Ltd.(b)	15,691	997,393
Kuehne + Nagel International AG, Class R	2,642	625,741
Logitech International S.A., Class R(a)	4,866	282,400
Lonza Group AG	1,387	784,419
Novartis AG	121,026	10,862,372
Partners Group Holding AG(a)	505	469,410
PSP Swiss Property AG	2,636	326,792
Schindler Holding AG	1,060	212,750
Schindler Holding AG, PC	2,165	457,979
SGS S.A.	315	762,857
SIG Group AG(b)	17,966	442,330
Sika AG	2,994	843,371
Sonova Holding AG, Class A	1,299	322,223
Swatch Group AG (The)	3,757	244,946
Swatch Group AG (The), BR	2,463	884,133
Swiss Life Holding AG(a)	3,853	2,264,620
Swiss Prime Site AG	3,755	332,688
Swisscom AG	2,362	1,388,278

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Switzerland-(continued)
UBS Group AG	333,477	$7,056,101
Zurich Insurance Group AG	11,502	5,661,175
		50,316,171
Turkey-0.02%
Eldorado Gold Corp.(b)	23,347	222,911
United Kingdom-11.19%
3i Group PLC	58,655	1,137,311
abrdn PLC(a)	139,898	366,158
Admiral Group PLC	13,264	359,245
Ashtead Group PLC	17,512	1,145,647
Associated British Foods PLC	32,748	748,267
AstraZeneca PLC	52,453	6,838,487
Aviva PLC	234,948	1,318,088
B&M European Value Retail S.A.(a)	58,438	322,089
BAE Systems PLC	286,415	3,021,127
Barclays PLC	2,226,518	5,094,002
Barratt Developments PLC	103,385	585,221
Beazley PLC	40,141	328,627
Bellway PLC	8,601	224,269
Berkeley Group Holdings PLC	11,619	592,908
BP PLC	4,064,715	24,462,420
British American Tobacco PLC	275,097	10,485,292
British Land Co. PLC (The)	84,387	459,605
BT Group PLC(a)	882,107	1,353,653
Bunzl PLC	22,662	828,607
Burberry Group PLC	21,033	637,245
Centrica PLC	641,612	795,813
CNH Industrial N.V.	84,843	1,488,122
Compass Group PLC	120,995	2,876,361
Croda International PLC(a)	4,418	374,530
DCC PLC	11,156	632,596
Derwent London PLC	7,742	246,095
Diageo PLC	80,217	3,476,184
Direct Line Insurance Group PLC	185,398	405,018
Drax Group PLC	37,678	299,650
DS Smith PLC	124,155	540,315
easyJet PLC(b)	37,125	224,821
Entain PLC	21,334	390,944
Experian PLC	27,059	983,714
Halma PLC	8,817	233,157
Hays PLC	156,905	238,174
Hiscox Ltd.	23,270	322,144
Howden Joinery Group PLC	26,366	224,098
HSBC Holdings PLC	2,170,980	15,939,958
IG Group Holdings PLC	26,587	260,541
IMI PLC	15,293	272,430
Imperial Brands PLC	64,341	1,608,761
Inchcape PLC	23,127	259,662
Informa PLC	88,641	730,271
InterContinental Hotels Group PLC	7,764	535,072
Intermediate Capital Group PLC	13,156	224,806
International Consolidated Airlines Group S.A.(b)	204,275	424,504
International Distributions Services PLC	131,149	369,415
Intertek Group PLC	7,319	391,503
Investec PLC	75,148	478,856
ITV PLC	349,204	347,707
J Sainsbury PLC	172,858	558,828
Johnson Matthey PLC(a)	41,929	1,164,521
Just Eat Takeaway.com N.V.(a)(b)(c)	13,083	333,196
Kingfisher PLC	266,220	914,405
	Shares	Value
United Kingdom-(continued)
Land Securities Group PLC	66,696	$581,664
Legal & General Group PLC	471,816	1,475,367
Lloyds Banking Group PLC	7,504,809	4,857,960
London Stock Exchange Group PLC	6,090	555,258
M&G PLC(a)	214,905	534,166
Man Group PLC	117,146	358,672
Marks & Spencer Group PLC(b)	318,534	571,751
Melrose Industries PLC	282,687	494,879
National Grid PLC	296,752	3,744,650
NatWest Group PLC	632,957	2,400,041
Next PLC	7,194	586,126
Pearson PLC	82,172	934,333
Pennon Group PLC	34,730	392,288
Persimmon PLC	36,258	630,278
Phoenix Group Holdings PLC	68,455	540,034
Quilter PLC(c)	172,393	204,338
Reckitt Benckiser Group PLC	31,797	2,258,685
RELX PLC	71,484	2,113,857
Rentokil Initial PLC(a)	62,304	376,379
Rolls-Royce Holdings PLC(a)(b)	535,405	696,972
RS GROUP PLC	19,035	220,280
Sage Group PLC (The)	56,045	535,969
Schroders PLC	45,246	266,202
Segro PLC	45,068	460,622
Severn Trent PLC(a)	17,094	592,611
Smith & Nephew PLC	58,353	800,639
Smiths Group PLC	29,785	633,262
Spectris PLC	7,628	300,507
Spirax-Sarco Engineering PLC	1,705	242,018
SSE PLC	102,260	2,169,755
SSP Group PLC(b)	73,216	233,453
St James’s Place PLC	36,997	556,813
Standard Chartered PLC	265,952	2,223,794
Subsea 7 S.A.	42,495	526,920
Tate & Lyle PLC	39,176	363,169
Taylor Wimpey PLC	535,722	772,967
Tesco PLC	670,682	2,030,340
Travis Perkins PLC	27,308	341,232
Unilever PLC	180,110	9,109,925
United Utilities Group PLC	50,621	659,341
Virgin Money UK PLC	127,943	303,917
Vodafone Group PLC	4,304,411	4,934,582
Weir Group PLC (The)	15,741	345,330
Whitbread PLC(a)	14,575	545,656
WPP PLC	126,215	1,466,509
		153,817,951
United States-3.87%
Amcor PLC, CDI	114,373	1,353,156
Bausch Health Cos., Inc.(b)	34,930	267,273
Carnival PLC(a)(b)	15,449	145,992
Computershare Ltd.	23,132	387,124
Ferguson PLC	13,466	1,883,262
GSK PLC	345,925	6,061,814
Haleon PLC(b)	432,397	1,726,062
Holcim AG(b)	68,690	4,071,681
Nestle S.A.	127,558	15,477,732
QIAGEN N.V.(b)	6,507	315,538
Roche Holding AG	33,506	10,402,815
Roche Holding AG, BR(a)	1,223	444,872
Signify N.V.	13,436	482,855
Stellantis N.V.	277,771	4,336,856
Swiss Re AG	39,991	4,159,499

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Tenaris S.A.	38,729	$683,502
Waste Connections, Inc.	7,039	931,394
		53,131,427
Zambia-0.04%
First Quantum Minerals Ltd.	23,589	545,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,279,447,610)		1,373,416,161
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.78%
Invesco Private Government Fund, 4.36%(e)(f)(g)	21,045,672	21,045,672
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(e)(f)(g)	58,403,319	$58,420,839
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,465,006)		79,466,511
TOTAL INVESTMENTS IN SECURITIES-105.70% (Cost $1,358,912,616)		1,452,882,672
OTHER ASSETS LESS LIABILITIES-(5.70)%		(78,407,419)
NET ASSETS-100.00%		$1,374,475,253

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $9,623,631, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,200,713	$(3,200,713)	$-	$-	$-	$1,813
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,289,157	56,802,298	(59,045,783)	-	-	21,045,672	273,178*
Invesco Private Prime Fund	59,722,272	107,916,490	(109,239,683)	2,523	19,237	58,420,839	747,786*
Total	$83,011,429	$167,919,501	$(171,486,179)	$2,523	$19,237	$79,466,511	$1,022,777

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-6.80%
Abacus Property Group	109,637	$216,636
Adbri Ltd.	145,803	191,976
ALS Ltd.	88,656	821,724
Alumina Ltd.	218,275	243,900
Ansell Ltd.	48,450	966,875
ARB Corp. Ltd.(a)	5,946	134,920
Atlas Arteria Ltd.	130,104	633,276
AUB Group Ltd.	10,376	173,525
Austal Ltd.	136,299	159,432
Bapcor Ltd.	86,948	392,605
Beach Energy Ltd.	690,046	739,412
Bega Cheese Ltd.(a)	87,813	241,691
Blackmores Ltd.	3,236	200,993
Boral Ltd.(a)	241,688	589,027
Breville Group Ltd.(a)	14,553	234,270
Brickworks Ltd.	16,010	268,457
BWP Trust	108,527	301,068
carsales.com Ltd.	33,270	537,062
Centuria Industrial REIT(a)	74,469	176,509
Centuria Office REIT	108,560	122,902
Challenger Ltd.	105,423	539,197
Champion Iron Ltd.(a)	76,302	390,516
Charter Hall Group	55,824	548,847
Charter Hall Long Wale REIT	71,541	231,455
Charter Hall Retail REIT	145,053	411,071
Charter Hall Social Infrastructure REIT	67,546	166,701
Cleanaway Waste Management Ltd.	281,592	544,273
Cochlear Ltd.	6,491	978,106
Collins Foods Ltd.	29,005	165,282
Coronado Global Resources, Inc., CDI(b)	313,510	452,180
Corporate Travel Management Ltd.	10,550	137,920
Costa Group Holdings Ltd.	143,137	297,862
Credit Corp. Group Ltd.	8,812	136,186
Cromwell Property Group(a)	350,426	179,672
CSR Ltd.	175,496	655,042
Domino’s Pizza Enterprises Ltd.	5,432	292,881
Downer EDI Ltd.	230,265	614,981
Eagers Automotive Ltd.	42,562	345,697
EBOS Group Ltd.	13,924	387,875
Elders Ltd.	39,846	273,494
EVT Ltd.(c)	18,112	180,882
Flight Centre Travel Group Ltd.(a)(c)(d)	47,702	529,699
GrainCorp Ltd., Class A	103,643	555,706
Growthpoint Properties Australia Ltd.	77,716	179,226
GUD Holdings Ltd.	24,599	146,015
Harvey Norman Holdings Ltd.(a)	264,751	838,634
Healius Ltd.	181,190	412,728
Helia Group Ltd.	88,789	175,449
HomeCo Daily Needs REIT(b)	249,056	238,907
IGO Ltd.	53,629	559,490
Iluka Resources Ltd.	51,675	397,459
Ingenia Communities Group	51,052	167,748
Inghams Group Ltd.(a)	107,263	219,806
Insignia Financial Ltd.	236,083	585,101
InvoCare Ltd.	24,699	201,480
IPH Ltd.	28,823	174,124
IRESS Ltd.	48,147	339,375
Link Administration Holdings Ltd.	170,058	230,588
Magellan Financial Group Ltd.	35,765	227,282
Mineral Resources Ltd.	24,391	1,544,088
Monadelphous Group Ltd.	40,733	400,891
	Shares	Value
Australia-(continued)
National Storage REIT	197,313	$323,927
NEXTDC Ltd.(c)	44,537	313,960
nib holdings Ltd.	56,430	313,623
Nine Entertainment Co. Holdings Ltd.	357,558	516,102
Northern Star Resources Ltd.	130,724	1,166,801
NRW Holdings Ltd.	143,730	309,711
Nufarm Ltd.	95,568	402,904
OceanaGold Corp.(c)	267,205	576,723
oOh!media Ltd.	170,227	172,589
Orora Ltd.	266,875	563,114
OZ Minerals Ltd.	55,069	1,089,437
Perpetual Ltd.	43,902	792,681
Perseus Mining Ltd.	211,323	321,082
Platinum Asset Management Ltd.	213,526	324,927
Premier Investments Ltd.	14,309	282,439
Qube Holdings Ltd.	392,434	851,410
Ramelius Resources Ltd.	195,362	138,923
REA Group Ltd.	3,018	270,775
Reece Ltd.(a)	34,343	394,126
Region RE Ltd.	289,129	553,184
Regis Resources Ltd.(a)	376,196	572,317
Sandfire Resources Ltd.	76,862	345,213
SEEK Ltd.	47,058	814,287
Seven Group Holdings Ltd.(a)	32,926	529,093
Sierra Rutile Holdings Ltd.(a)(c)	51,675	7,283
Silver Lake Resources Ltd.(c)	174,307	161,247
SmartGroup Corp. Ltd.	29,616	118,740
St Barbara Ltd.(c)	437,591	236,717
Star Entertainment Group Ltd. (The)(c)	375,437	513,230
Steadfast Group Ltd.	131,310	487,570
Super Retail Group Ltd.(a)	70,321	633,471
TPG Telecom Ltd.	162,423	554,098
United Malt Grp Ltd.(a)	97,538	251,428
Viva Energy Group Ltd.(b)	339,142	699,259
Washington H Soul Pattinson & Co. Ltd.	47,335	963,118
Waypoint REIT Ltd.	227,501	448,346
Webjet Ltd.(a)(c)	59,907	290,881
		40,704,912
Austria-0.51%
AT&S Austria Technologie & Systemtechnik AG	6,508	223,447
CA Immobilien Anlagen AG	7,391	230,699
EVN AG	9,572	202,102
Immofinanz AG(c)	14,231	191,495
Kontron AG(a)	15,812	320,270
Lenzing AG	4,023	284,959
Mayr Melnhof Karton AG	944	157,681
Oesterreichische Post AG(a)	10,778	382,768
S IMMO AG	1,991	28,586
UNIQA Insurance Group AG	30,426	255,281
Verbund AG	6,828	582,039
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,301	171,149
		3,030,476
Belgium-1.12%
Ackermans & van Haaren N.V.	4,885	844,083
Aedifica S.A.	4,918	431,881
Barco N.V.	19,036	482,334
Bekaert S.A.	12,585	529,240
bpost S.A.(a)	77,755	419,527
Cie d’Entreprises CFE(c)	2,535	25,520
Deme Group N.V.(c)	2,535	327,256
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Belgium-(continued)
D’Ieteren Group	4,372	$832,242
Fagron	11,508	169,951
Galapagos N.V.(c)	10,001	440,418
KBC Ancora	8,499	415,922
Melexis N.V.	3,625	385,680
Montea N.V.	1,750	140,889
Ontex Group N.V.(a)(c)	35,898	277,977
Recticel S.A.	11,510	215,897
Shurgard Self Storage S.A.(a)	3,969	190,957
Warehouses De Pauw C.V.A.(a)	18,577	589,211
		6,718,985
Burkina Faso-0.11%
Endeavour Mining PLC	27,615	649,000
Cambodia-0.03%
NagaCorp Ltd.(c)	223,196	203,590
Canada-8.24%
Advantage Energy Ltd.(c)	59,975	373,060
Aecon Group, Inc.	44,037	369,959
Ag Growth International, Inc.	9,253	345,406
Alamos Gold, Inc., Class A	110,806	1,219,045
Altus Group Ltd.	5,455	232,778
Aritzia, Inc.(c)	5,195	186,839
Artis REIT	54,435	387,554
ATS Corp.(c)	9,487	383,078
Aurora Cannabis, Inc.(a)(c)	88,794	92,497
AutoCanada, Inc.(c)	16,526	331,920
Badger Infrastructure Solutions Ltd.	8,798	209,013
Ballard Power Systems, Inc.(a)(c)	19,159	125,061
Baytex Energy Corp.(c)	62,206	287,173
Birchcliff Energy Ltd.	96,286	615,520
BlackBerry Ltd.(c)	69,942	297,726
Boardwalk REIT, Class E	14,098	593,989
Boralex, Inc., Class A	16,059	448,066
Boyd Group Services, Inc.	3,854	587,711
Brookfield Infrastructure Corp., Class A	13,953	614,545
BRP, Inc.	6,360	529,210
Canaccord Genuity Group, Inc.	35,338	304,823
Canadian Western Bank(a)	34,810	733,584
Canfor Corp.(c)	35,667	673,860
Canopy Growth Corp.(a)(c)	52,795	159,451
Capstone Copper Corp.(c)	49,973	244,556
Cargojet, Inc.	1,352	125,012
Cascades, Inc.	39,209	270,630
Celestica, Inc.(c)	83,620	1,110,463
Centerra Gold, Inc.	84,496	540,785
CES Energy Solutions Corp.	93,164	202,477
Chartwell Retirement Residences	75,302	553,612
Chemtrade Logistics Income Fund	54,696	414,826
Choice Properties REIT	62,232	698,177
Chorus Aviation, Inc.(a)(c)	62,124	167,607
Cineplex, Inc.(c)	49,067	321,389
Cogeco Communications, Inc.(a)	3,809	196,252
Cogeco, Inc.	2,827	125,656
Colliers International Group, Inc.	3,359	359,299
Corus Entertainment, Inc., Class B(a)	166,309	280,433
Crew Energy, Inc.(c)	82,549	285,196
Crombie REIT(a)	27,593	341,617
Cronos Group, Inc.(c)	56,739	142,873
CT REIT(a)	18,615	229,488
Descartes Systems Group, Inc. (The)(c)	5,116	372,289
Doman Building Materials Group Ltd.(a)	43,928	244,273
	Shares	Value
Canada-(continued)
Dorel Industries, Inc., Class B	46,542	$192,188
Dream Industrial REIT(a)	34,709	364,167
Dream Office REIT	20,441	250,926
DREAM Unlimited Corp.	5,564	116,630
Dundee Precious Metals, Inc.	44,366	288,935
ECN Capital Corp.	52,822	115,592
Enerflex Ltd.	33,890	243,822
Enerplus Corp.	43,252	765,301
Enghouse Systems Ltd.	5,812	172,180
EQB, Inc.	5,836	288,399
Equinox Gold Corp.(c)	56,170	256,361
Exchange Income Corp.	13,297	552,468
Extendicare, Inc.(a)	37,906	190,617
Fiera Capital Corp.(a)	34,209	240,733
First Majestic Silver Corp.	19,817	156,088
First National Financial Corp.(a)	5,805	170,841
FirstService Corp.	3,591	511,731
Fortuna Silver Mines, Inc.(c)	86,375	332,722
Freehold Royalties Ltd.	17,173	206,949
GFL Environmental, Inc.	19,010	584,967
goeasy Ltd.	1,565	145,528
Granite REIT	11,736	716,201
Home Capital Group, Inc.	17,851	567,497
Hudbay Minerals, Inc.	93,639	542,458
Innergex Renewable Energy, Inc.	28,899	342,625
Interfor Corp.(c)	22,063	439,987
International Petroleum Corp.(c)	39,030	419,740
InterRent REIT(a)	30,622	330,695
Ivanhoe Mines Ltd., Class A(c)	28,958	271,274
Kelt Exploration Ltd.(c)	47,279	161,925
Killam Apartment REIT(a)	30,530	420,993
Labrador Iron Ore Royalty Corp.	8,358	244,473
Laurentian Bank of Canada(a)	28,986	777,029
Lightspeed Commerce, Inc.(c)	14,456	260,768
Maple Leaf Foods, Inc.	26,719	506,406
Martinrea International, Inc.	50,749	489,481
Mullen Group Ltd.	49,506	522,385
New Gold, Inc.(c)	139,594	164,247
NFI Group, Inc.(a)	49,610	401,907
North West Co., Inc. (The)	19,172	520,698
NorthWest Healthcare Properties REIT(a)	54,515	411,411
Nuvei Corp.(b)(c)	3,720	130,946
NuVista Energy Ltd.(c)	62,559	522,751
Obsidian Energy Ltd.(c)	24,236	160,199
Osisko Gold Royalties Ltd.	27,174	362,700
Pan American Silver Corp.	39,732	722,075
Paramount Resources Ltd., Class A	14,636	337,395
Pason Systems, Inc.	25,612	302,887
Peyto Exploration & Development Corp.(a)	105,439	958,500
PrairieSky Royalty Ltd.	42,515	728,364
Precision Drilling Corp.(c)	12,420	987,196
Premium Brands Holdings Corp.	7,846	547,077
Richelieu Hardware Ltd.	6,696	198,569
Ritchie Bros. Auctioneers, Inc.	16,770	1,011,215
Russel Metals, Inc.	25,973	630,858
Sandstorm Gold Ltd.	28,592	165,422
Secure Energy Services, Inc.	92,670	562,541
ShawCor Ltd.(c)	55,916	595,052
Sienna Senior Living, Inc.(a)	28,172	257,577
Silvercorp Metals, Inc.	50,866	176,498
Slate Grocery REIT, Class U	14,585	174,340
Sleep Country Canada Holdings, Inc.(b)	10,042	194,842

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Canada-(continued)
Spin Master Corp.(b)	5,877	$153,978
Stelco Holdings, Inc.	13,731	532,734
Stella-Jones, Inc.	22,179	804,817
Summit Industrial Income REIT	21,356	366,190
Superior Plus Corp.	92,739	747,834
Torex Gold Resources, Inc.(c)	44,144	605,084
Toromont Industries Ltd.	12,221	973,485
TransAlta Corp.	97,100	940,182
TransAlta Renewables, Inc.	25,815	236,801
Transcontinental, Inc., Class A	33,054	368,354
Tricon Residential, Inc.	33,040	285,991
Uni-Select, Inc.(c)	17,822	529,979
Western Forest Products, Inc.	192,670	205,037
Westshore Terminals Investment Corp.	10,729	197,076
Whitecap Resources, Inc.	39,372	327,227
Winpak Ltd.	9,254	288,227
		49,278,123
China-1.19%
BeiGene Ltd.(c)	24,500	484,072
Budweiser Brewing Co. APAC Ltd.(b)	247,667	780,422
CapitaLand China Trust	426,750	407,471
China Travel International Investment Hong Kong Ltd.(a)(c)	1,006,000	215,000
Chow Tai Fook Jewellery Group Ltd.	451,619	968,087
ESR Group Ltd.(b)	139,289	280,280
FIH Mobile Ltd.(c)	1,449,774	154,407
Jinchuan Group International Resources Co. Ltd.	2,021,000	199,975
Kerry Logistics Network Ltd.	119,208	233,560
Lee & Man Paper Manufacturing Ltd.	342,969	150,077
Minth Group Ltd.	169,131	494,109
MMG Ltd.(c)	1,364,023	444,681
Nexteer Automotive Group Ltd.(a)	488,788	357,178
Powerlong Real Estate Holdings Ltd.	359,000	80,149
SITC International Holdings Co. Ltd.	143,123	311,861
TI Fluid Systems PLC(b)	56,002	82,044
Towngas Smart Energy Co. Ltd.(c)	571,000	297,486
Uni-President China Holdings Ltd.	360,349	346,624
Want Want China Holdings Ltd.	802,444	523,532
Wharf Holdings Ltd. (The)	110,048	286,402
		7,097,417
Colombia-0.14%
Frontera Energy Corp.(c)	19,632	178,613
Parex Resources, Inc.	37,846	642,419
		821,032
Denmark-1.74%
Alm Brand A/S(a)	287,553	533,145
Bavarian Nordic A/S(a)(c)	9,649	308,896
D/S Norden A/S	17,983	966,680
Demant A/S(c)	12,061	341,108
Dfds A/S	9,328	350,866
FLSmidth & Co. A/S(a)	31,849	1,362,608
GN Store Nord A/S	14,457	356,246
H Lundbeck A/S(a)	112,045	414,824
H Lundbeck A/S, Class A(c)	27,992	96,279
Matas A/S	13,561	147,405
NKT A/S(c)	14,181	882,120
Per Aarsleff Holding A/S	5,063	209,917
Ringkjoebing Landbobank A/S	4,302	625,261
Rockwool A/S, Class B(a)	1,326	379,533
	Shares	Value
Denmark-(continued)
Royal Unibrew A/S(a)	7,360	$514,355
Scandinavian Tobacco Group A/S(b)	16,079	279,488
Schouw & Co. A/S(a)	3,220	249,077
SimCorp A/S(a)	4,423	308,466
Spar Nord Bank A/S	16,276	259,168
Sydbank A/S	23,723	1,078,633
Topdanmark A/S	13,653	736,622
		10,400,697
Egypt-0.18%
Centamin PLC	801,485	1,099,671
Faroe Islands-0.09%
Bakkafrost P/F	9,000	557,468
Finland-1.17%
Cargotec OYJ, Class B	23,730	1,207,721
Citycon OYJ(a)	34,512	259,828
Finnair OYJ(a)(c)	534,693	300,804
Kemira OYJ	23,425	380,068
Kojamo OYJ(a)	45,101	692,832
Konecranes OYJ	28,096	915,960
Metsa Board OYJ	50,593	451,169
Metso Outotec OYJ	81,509	933,093
Terveystalo OYJ(a)(b)	16,064	124,916
TietoEVRY OYJ	35,188	1,070,965
Tokmanni Group Corp.(a)	18,492	237,980
Uponor OYJ(a)	13,844	246,504
YIT OYJ(a)	60,632	177,280
		6,999,120
France-3.20%
ALD S.A.(b)	27,308	342,252
Alten S.A.	5,010	767,573
BioMerieux	5,429	553,126
Casino Guichard Perrachon S.A.(a)(c)	43,197	531,030
Cie Plastic Omnium S.A.	29,214	510,443
Coface S.A.(c)	45,595	636,613
Dassault Aviation S.A.	6,175	1,052,197
Derichebourg S.A.(a)	37,564	257,860
Elior Group S.A.(a)(b)(c)	95,373	328,141
Eramet S.A.(a)	2,900	289,231
Fnac Darty S.A.(a)	6,928	256,858
Gaztransport Et Technigaz S.A.	4,670	514,793
ICADE	13,258	630,256
Imerys S.A.(a)	17,179	711,903
Ipsen S.A.	6,219	652,378
Ipsos	10,412	673,804
JCDecaux SE(c)	14,631	330,194
Korian S.A.(a)	24,545	256,893
La Francaise des Jeux SAEM(b)	15,366	656,249
Lagardere S.A.	12,933	287,445
Maisons du Monde S.A.(a)(b)	18,291	224,404
Mercialys S.A.	50,173	556,937
Metropole Television S.A.	12,835	204,357
Nexans S.A.	11,120	1,175,391
Nexity S.A.(a)	13,550	408,221
Remy Cointreau S.A.	2,734	513,373
Sartorius Stedim Biotech	737	257,218
SMCP S.A.(b)(c)	42,878	339,941
Societe BIC S.A.	10,288	746,121
SOITEC(a)(c)	1,597	242,023
Somfy S.A.(d)	1,044	162,139
Sopra Steria Group SACA	4,145	687,621

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
France-(continued)
Television Francaise 1(a)	33,309	$266,670
Trigano S.A.(a)	1,954	272,002
Vallourec S.A.(c)	63,674	927,026
Verallia S.A.(b)	22,330	821,641
Virbac S.A.	574	174,016
Wendel SE	8,467	895,542
		19,113,882
Germany-4.66%
1&1 AG	14,034	195,987
ADLER Group S.A.(a)(b)(c)	79,044	119,755
ADVA Optical Networking SE(c)	5,222	127,605
Amadeus Fire AG	1,036	143,908
Auto1 Group SE(b)(c)	17,960	144,526
Bechtle AG	17,705	742,688
Bilfinger SE	15,896	544,190
CANCOM SE	8,442	289,728
Carl Zeiss Meditec AG, BR	2,549	365,283
CECONOMY AG(a)	128,963	313,735
CompuGroup Medical SE & Co. KGaA	4,077	190,042
Corestate Capital Holding S.A.(a)(c)	14,262	8,953
CTS Eventim AG & Co. KGaA(c)	6,203	433,174
Deutsche EuroShop AG(a)	4,662	109,871
Deutsche Pfandbriefbank AG(b)	67,128	609,939
Deutsche Wohnen SE	14,958	352,506
Deutz AG	65,719	357,584
DIC Asset AG	12,004	115,537
Draegerwerk AG & Co. KGaA	1,357	54,722
Draegerwerk AG & Co. KGaA, Preference Shares	3,989	178,211
Duerr AG	24,105	915,399
DWS Group GmbH & Co. KGaA(b)	18,216	652,382
ElringKlinger AG	22,378	193,821
Encavis AG	18,972	364,804
Evotec SE(c)	11,762	229,807
Fielmann AG	5,722	214,893
Fraport AG Frankfurt Airport Services Worldwide(c)	13,083	740,445
Fuchs Petrolub SE	8,583	283,376
Fuchs Petrolub SE, Preference Shares	18,591	738,578
Gerresheimer AG	10,717	788,855
Grand City Properties S.A.	45,938	488,054
GRENKE AG	7,058	204,564
Heidelberger Druckmaschinen AG(a)(c)	207,807	423,354
Hella GmbH & Co. KGaA	8,224	689,972
HelloFresh SE(c)	10,175	245,964
Hornbach Holding AG & Co. KGaA	4,274	377,955
Instone Real Estate Group SE(b)	14,769	149,973
Jenoptik AG	11,663	360,626
Jungheinrich AG, Preference Shares	14,538	574,632
Kloeckner & Co. SE	61,632	647,051
Krones AG	5,043	586,867
Leoni AG(a)(c)	23,075	148,860
METRO AG(c)	66,749	653,885
MorphoSys AG(a)(c)	7,343	146,538
Nemetschek SE	2,203	117,097
Nordex SE(a)(c)	54,045	815,282
Norma Group SE	8,706	186,759
Rational AG	351	229,755
Sartorius AG	61	22,359
Sartorius AG, Preference Shares	853	380,568
Schaeffler AG, Preference Shares	92,759	661,868
Scout24 SE(b)	18,303	1,061,087
Siltronic AG	6,431	532,211
	Shares	Value
Germany-(continued)
Sirius Real Estate Ltd.	201,707	$210,314
Sixt SE	3,288	406,729
Sixt SE, Preference Shares	4,254	322,480
Software AG	15,695	436,161
Softwareone Holding AG(c)	38,753	621,313
Stabilus SE	3,727	255,815
Stroeer SE & Co. KGaA	6,362	347,891
Suedzucker AG	42,821	692,936
Synlab AG	15,768	172,694
Talanx AG	16,492	812,450
TeamViewer AG(b)(c)	13,438	187,975
Traton SE	22,104	380,684
Vantage Towers AG	13,965	509,298
Vitesco Technologies Group AG(c)	20,620	1,424,292
Wacker Chemie AG	4,649	699,041
Wacker Neuson SE	9,307	183,629
		27,889,287
Ghana-0.04%
Tullow Oil PLC(a)(c)	497,319	221,267
Hong Kong-1.62%
ASMPT Ltd.	98,158	811,295
Bank of East Asia Ltd. (The)	156,197	200,463
Cathay Pacific Airways Ltd.(a)(c)	377,307	375,451
CK Infrastructure Holdings Ltd.	127,763	713,214
Cowell e Holdings, Inc.(c)	318,550	624,213
DFI Retail Group Holdings Ltd.	61,432	196,580
Hang Lung Properties Ltd.	408,862	769,888
Huabao International Holdings Ltd.(a)	508,692	259,585
Hysan Development Co. Ltd.	105,937	356,117
Kerry Properties Ltd.	95,684	243,448
Man Wah Holdings Ltd.	320,298	371,439
Melco International Development Ltd.(a)(c)	224,406	290,866
Orient Overseas International Ltd.	31,000	515,802
Pacific Basin Shipping Ltd.	978,375	345,637
PCCW Ltd.	474,311	233,267
Singamas Container Holdings Ltd.	1,210,000	112,687
Sino Land Co. Ltd.	381,667	495,675
Swire Pacific Ltd., Class A	79,500	727,262
Swire Pacific Ltd., Class B	142,500	197,638
Swire Properties Ltd.	217,850	613,744
Truly International Holdings Ltd.	1,182,000	206,301
United Energy Group Ltd.(a)	2,274,000	223,381
Vinda International Holdings Ltd.	75,000	207,149
Vitasoy International Holdings Ltd.(a)(c)	182,545	387,514
VTech Holdings Ltd.	34,268	226,455
		9,705,071
Iraq-0.03%
Gulf Keystone Petroleum Ltd.	71,932	183,753
Ireland-0.47%
AIB Group PLC	362,130	1,513,948
C&C Group PLC(a)(c)	109,810	217,652
Dalata Hotel Group PLC(c)	39,331	165,900
Glanbia PLC(a)	53,896	655,578
Glenveagh Properties PLC(b)(c)	139,226	142,285
Greencore Group PLC(a)(c)	110,910	108,138
		2,803,501
Israel-1.90%
Airport City Ltd.(c)	15,954	252,303
Alony Hetz Properties & Investments Ltd.(a)	23,370	250,280
Amot Investments Ltd.	29,609	173,355

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Israel-(continued)
Ashtrom Group Ltd.	7,290	$137,708
Azrieli Group Ltd.	6,181	397,176
Big Shopping Centers Ltd.	1,110	111,248
Clal Insurance Enterprises Holdings Ltd.(c)	15,843	271,352
Delek Group Ltd.(c)	4,769	516,394
El Al Israel Airlines(a)(c)	172,772	189,659
Elbit Systems Ltd.	4,994	838,617
Elco Ltd.	2,056	95,430
Electra Ltd.(a)	327	167,301
FIBI Holdings Ltd.	3,813	160,226
First International Bank of Israel Ltd. (The)	16,441	662,994
Formula Systems 1985 Ltd.	2,173	172,144
G City Ltd.	44,111	171,913
Harel Insurance Investments & Financial Services Ltd.	36,276	350,384
Isracard Ltd.	46,526	156,189
Israel Corp. Ltd. (The)	880	325,072
Matrix IT Ltd.	6,167	130,147
Melisron Ltd.	3,565	248,945
Migdal Insurance & Financial Holdings Ltd.(c)	111,350	136,890
Mivne Real Estate KD Ltd.(a)	99,345	318,123
Nice Ltd.(c)	4,243	876,704
Norstar Holdings, Inc.(a)	19,194	70,865
Nova Ltd.(c)	1,531	138,404
Oil Refineries Ltd.	1,141,797	394,063
Partner Communications Co. Ltd.(c)	35,660	255,975
Paz Oil Co. Ltd.(c)	2,572	319,690
Phoenix Holdings Ltd. (The)	43,414	465,816
Plus500 Ltd.	40,060	916,820
Reit 1 Ltd.	31,088	153,671
Shikun & Binui Ltd.(a)(c)	53,813	157,728
Shufersal Ltd.	53,520	300,303
Strauss Group Ltd.(a)	8,314	212,270
Tower Semiconductor Ltd.(c)	21,292	895,136
		11,391,295
Italy-3.05%
ACEA S.p.A.	16,943	259,352
Amplifon S.p.A.(a)	10,666	294,010
Anima Holding S.p.A.(b)	108,927	479,194
Autogrill S.p.A.(a)(c)	88,630	645,179
Banca Generali S.p.A.(a)	19,713	725,120
Banca IFIS S.p.A.	19,528	327,113
Banca Mediolanum S.p.A.	104,309	995,326
Banca Monte dei Paschi di Siena S.p.A.(c)	22,745	60,520
Banca Popolare di Sondrio S.p.A.	112,063	549,260
BFF Bank S.p.A.(b)	65,006	599,777
Brembo S.p.A.	48,743	657,117
Buzzi Unicem S.p.A.	43,680	983,239
Danieli & C. Officine Meccaniche S.p.A.(a)	4,074	105,975
Danieli & C. Officine Meccaniche S.p.A., RSP	13,325	249,161
Davide Campari-Milano N.V.(a)	52,684	563,337
De’ Longhi S.p.A.(a)	18,204	419,210
DiaSorin S.p.A.	2,431	316,078
Enav S.p.A.(b)	73,791	339,736
ERG S.p.A.(a)	25,049	756,423
Esprinet S.p.A.	35,146	278,510
Infrastrutture Wireless Italiane S.p.A.(a)(b)	69,671	763,053
Interpump Group S.p.A.(a)	11,547	601,249
Iren S.p.A.	283,200	512,374
Maire Tecnimont S.p.A.(a)	96,876	372,464
MFE-MediaForEurope N.V., Class A(a)	469,068	205,458
MFE-MediaForEurope N.V., Class B(a)	271,283	183,258
	Shares	Value
Italy-(continued)
Nexi S.p.A.(a)(b)(c)	32,255	$284,929
OVS S.p.A.(b)	168,161	403,687
Piaggio & C S.p.A.	87,189	328,298
PRADA S.p.A.	80,913	516,638
Recordati Industria Chimica e Farmaceutica S.p.A.	16,671	727,540
Reply S.p.A.	1,945	252,788
Salvatore Ferragamo S.p.A.(a)	14,463	286,353
Saras S.p.A.(c)	916,557	1,590,013
Sesa S.p.A.	1,233	167,734
Technogym S.p.A.(b)	29,031	257,100
Unieuro S.p.A.(a)(b)	23,292	285,857
UnipolSai Assicurazioni S.p.A.(a)	195,281	518,118
Webuild S.p.A.(a)	221,588	388,900
Webuild S.p.A., Wts., expiring 08/02/2030(c)(d)	6,553	0
		18,249,448
Japan-29.66%
77 Bank Ltd. (The)	20,796	371,327
ABC-Mart, Inc.	11,260	605,232
Acom Co. Ltd.	185,984	463,616
Activia Properties, Inc.	223	668,324
Adastria Co. Ltd.	19,757	333,722
ADEKA Corp.	21,757	368,275
Advance Residence Investment Corp.(a)	301	736,618
Aeon Delight Co. Ltd.	6,909	164,223
AEON Financial Service Co. Ltd.	69,004	699,833
Aeon Mall Co. Ltd.(a)	65,307	920,402
AEON REIT Investment Corp.(a)	465	514,310
Aica Kogyo Co. Ltd.	11,392	275,644
Aichi Financial Group, Inc.	16,576	294,441
Aiful Corp.(a)	111,614	337,393
Ain Holdings, Inc.	9,967	431,446
Air Water, Inc.	59,815	731,215
Alconix Corp.	23,810	255,637
Alfresa Holdings Corp.	57,537	720,061
Alpen Co. Ltd.(a)	11,400	170,867
Amano Corp.	10,697	195,719
Anritsu Corp.	37,579	358,033
Aoyama Trading Co. Ltd.	53,192	372,437
Arclands Corp.	15,036	169,808
Ariake Japan Co. Ltd.	4,443	150,103
As One Corp.	3,518	157,969
Asahi Holdings, Inc.(a)	31,144	490,678
Asahi Intecc Co. Ltd.	13,257	232,601
Asanuma Corp.(a)	11,620	291,983
Asics Corp.	49,970	1,192,333
ASKUL Corp.	20,153	266,696
Autobacs Seven Co. Ltd.	23,736	264,475
Avex, Inc.	19,938	269,140
Azbil Corp.	27,786	785,053
Bank of Kyoto Ltd. (The)	20,045	933,716
Bell System24 Holdings, Inc.	16,534	190,504
Benesse Holdings, Inc.	20,683	316,953
Bic Camera, Inc.	61,143	577,966
BIPROGY, Inc.	23,524	614,447
BML, Inc.	7,585	188,764
Calbee, Inc.	28,169	635,749
Canon Marketing Japan, Inc.	12,590	298,844
Capcom Co. Ltd.	18,483	598,094
Chiyoda Corp.(a)(c)	104,648	311,172
Chugin Financial Group, Inc.	27,825	201,768
Chugoku Electric Power Co., Inc. (The)	122,335	669,484

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Citizen Watch Co. Ltd.	175,334	$833,980
CKD Corp.	22,005	340,603
CMK Corp.	33,750	132,411
Coca-Cola Bottlers Japan Holdings, Inc.(a)	51,285	540,121
Colowide Co. Ltd.(a)	23,036	326,355
Comforia Residential REIT, Inc.(a)	147	327,001
Cosmo Energy Holdings Co. Ltd.	36,889	1,033,368
Cosmos Pharmaceutical Corp.	4,634	453,438
CyberAgent, Inc.	66,867	627,156
Daicel Corp.	80,916	597,755
Daido Steel Co. Ltd.	11,516	435,891
Daihen Corp.	5,455	178,160
Daiichikosho Co. Ltd.	7,337	228,341
Daiki Aluminium Industry Co. Ltd.	16,410	181,518
Daio Paper Corp.(a)	17,148	132,548
Daiseki Co. Ltd.	8,292	278,886
Daiwa Office Investment Corp.	82	385,905
Daiwa Securities Living Investments Corp.	487	407,809
Daiwabo Holdings Co. Ltd.	22,464	340,431
DCM Holdings Co. Ltd.	28,626	260,406
DeNA Co. Ltd.	38,800	545,064
Denka Co. Ltd.	34,190	709,909
Descente Ltd.	7,765	215,392
Dexerials Corp.(a)	9,941	212,328
DIC Corp.	24,104	448,361
Digital Garage, Inc.	5,110	182,043
DMG Mori Co. Ltd.	65,271	995,379
Doutor Nichires Holdings Co. Ltd.	14,791	213,068
DTS Corp.	8,213	201,618
Duskin Co. Ltd.	7,824	183,016
DyDo Group Holdings, Inc.	4,029	146,651
Earth Corp.	3,955	154,504
EDION Corp.(a)	39,412	389,576
Elecom Co. Ltd.	15,523	163,566
en Japan, Inc.	6,760	128,688
Exedy Corp.	12,248	165,226
EXEO Group, Inc.(a)	30,792	560,168
Ezaki Glico Co. Ltd.	14,736	411,990
Fancl Corp.	8,962	182,365
FCC Co. Ltd.	15,712	175,278
Financial Products Group Co. Ltd.(a)	23,861	195,359
Food & Life Cos. Ltd.	13,232	294,899
FP Corp.	11,496	312,740
Frontier Real Estate Investment Corp.(a)	130	501,680
Fuji Corp.	36,117	601,130
Fuji Media Holdings, Inc.	41,906	354,341
Fuji Oil Holdings, Inc.	18,995	302,031
Fuji Seal International, Inc.	13,910	180,285
Fuji Soft, Inc.	4,617	275,770
Fujikura Ltd.	153,644	1,166,846
Fujimi, Inc.	3,020	153,278
Fujitec Co. Ltd.	13,324	330,254
Fujitsu General Ltd.	19,944	563,912
Fukuoka REIT Corp.	134	172,436
Fukuyama Transporting Co. Ltd.	4,888	126,443
Furukawa Electric Co. Ltd.	49,739	966,502
Fuyo General Lease Co. Ltd.	2,708	186,185
Gakken Holdings Co. Ltd.	19,895	149,583
Global One Real Estate Investment Corp.	297	245,811
GLOBERIDE, Inc.	8,818	180,842
Glory Ltd.	11,093	193,999
GMO Internet Group, Inc.	15,413	303,456
	Shares	Value
Japan-(continued)
GOLDWIN, Inc.	5,207	$397,314
GS Yuasa Corp.	41,599	727,931
GungHo Online Entertainment, Inc.(c)	9,319	155,326
Gunma Bank Ltd. (The)	187,800	730,722
H.I.S. Co. Ltd.(a)(c)	30,260	495,451
H.U. Group Holdings, Inc.	32,998	700,981
H2O Retailing Corp.	41,928	409,062
Hachijuni Bank Ltd. (The)	114,890	499,559
Hakuhodo DY Holdings, Inc.	60,873	659,301
Hamamatsu Photonics K.K.	15,825	845,638
Hanwa Co. Ltd.	8,202	261,199
Haseko Corp.	64,371	745,490
Hazama Ando Corp.(a)	56,584	375,749
Heiwa Corp.	13,549	245,937
Heiwa Real Estate Co. Ltd.	8,353	239,276
Heiwa Real Estate REIT, Inc.	217	252,626
Hikari Tsushin, Inc.(a)	7,476	1,065,153
Hirata Corp.	4,180	206,904
Hirogin Holdings, Inc.	57,891	301,961
Hisamitsu Pharmaceutical Co., Inc.	28,710	892,782
Hitachi Zosen Corp.	133,247	882,202
Hokkaido Electric Power Co., Inc.	65,041	240,793
Hokkoku Financial Holdings, Inc.(a)	11,665	370,366
Hokuetsu Corp.	36,822	237,268
Hokuhoku Financial Group, Inc.	40,462	320,605
Hokuriku Electric Power Co.	48,781	201,893
Horiba Ltd.	11,908	549,512
Hoshino Resorts REIT, Inc.	57	326,986
Hoshizaki Corp.	21,376	768,582
Hosiden Corp.	32,265	391,779
House Foods Group, Inc.	17,575	375,135
Hulic Reit, Inc.	342	408,898
Ichigo Office REIT Investment Corp.	375	245,688
Idec Corp.	9,125	217,017
IDOM, Inc.	48,528	313,768
Iino Kaiun Kaisha Ltd.	28,017	198,014
Inabata & Co. Ltd.	10,570	205,220
Industrial & Infrastructure Fund Investment Corp.(a)	368	408,279
INFRONEER Holdings, Inc.	54,030	431,597
Internet Initiative Japan, Inc.	27,246	511,419
Invincible Investment Corp.	1,826	778,727
IRISO Electronics Co. Ltd.	5,869	197,357
Ishihara Sangyo Kaisha Ltd.	26,465	225,759
Ito En Ltd.	12,327	440,133
Itochu Techno-Solutions Corp.	29,467	730,096
Itoham Yonekyu Holdings, Inc.	33,332	183,154
Iwatani Corp.	16,960	731,457
Iyogin Holdings, Inc.	49,066	275,806
Izumi Co. Ltd.	13,183	298,901
J Trust Co. Ltd.(a)	59,015	259,305
Jaccs Co. Ltd.	7,765	250,760
JAFCO Group Co. Ltd.	44,094	786,958
Japan Airport Terminal Co. Ltd.(c)	9,421	490,195
Japan Aviation Electronics Industry Ltd.	26,942	463,568
Japan Display, Inc.(a)(c)	1,106,853	374,498
Japan Excellent, Inc.	373	355,968
Japan Hotel REIT Investment Corp.	1,431	906,255
Japan Lifeline Co. Ltd.	22,549	165,687
Japan Logistics Fund, Inc.(a)	181	412,934
Japan Petroleum Exploration Co. Ltd.(a)	28,323	919,616
Japan Prime Realty Investment Corp.	255	691,823

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Japan Securities Finance Co. Ltd.	25,833	$234,308
Japan Steel Works Ltd. (The)	20,680	440,478
Jeol Ltd.	4,461	130,817
Joyful Honda Co. Ltd.	15,530	223,261
Juki Corp.	30,115	145,927
JVCKenwood Corp.	202,019	563,927
Kadokawa Corp.	16,742	313,760
Kagome Co. Ltd.	18,414	450,049
Kakaku.com, Inc.	16,910	282,479
Kaken Pharmaceutical Co. Ltd.	7,447	216,090
Kamigumi Co. Ltd.	28,822	590,007
Kanamoto Co. Ltd.	13,830	240,451
Kaneka Corp.	14,338	376,431
Kanematsu Corp.	21,644	264,509
Kanto Denka Kogyo Co. Ltd.	16,528	128,211
Keihan Holdings Co. Ltd.	34,784	936,662
Keikyu Corp.	79,954	828,963
Kenedix Office Investment Corp.	251	596,611
Kenedix Residential Next Investment Corp.(a)	233	347,552
Kenedix Retail REIT Corp.	187	350,496
Kewpie Corp.	35,949	625,296
KH Neochem Co. Ltd.	13,634	291,343
Kinden Corp.	22,520	258,704
Kobayashi Pharmaceutical Co. Ltd.(a)	7,788	560,199
Koei Tecmo Holdings Co. Ltd.	19,481	354,759
Kohnan Shoji Co. Ltd.	7,957	205,182
Kokuyo Co. Ltd.	16,951	241,984
Komeri Co. Ltd.	8,450	173,391
Konami Group Corp.	17,605	868,524
Kose Corp.	5,876	647,366
K’s Holdings Corp.	81,648	721,647
Kumagai Gumi Co. Ltd.	16,063	330,176
Kureha Corp.	8,481	553,948
Kusuri no Aoki Holdings Co. Ltd.	5,211	294,235
KYB Corp.	11,678	331,140
Kyoritsu Maintenance Co. Ltd.(a)	7,081	323,156
Kyudenko Corp.	9,043	234,499
Kyushu Financial Group, Inc.	72,678	267,061
LaSalle Logiport REIT	279	338,485
Lasertec Corp.	995	197,890
Leopalace21 Corp.(a)(c)	100,589	249,680
Life Corp.	9,050	197,534
Lintec Corp.	13,908	240,760
M3, Inc.	17,578	481,335
Mabuchi Motor Co. Ltd.	19,497	558,550
Macnica Holdings, Inc.	15,912	423,174
Makino Milling Machine Co. Ltd.	11,072	397,496
Mandom Corp.	17,230	195,993
Maruha Nichiro Corp., Class C	9,990	189,865
Maruichi Steel Tube Ltd.	12,392	266,993
Matsuda Sangyo Co. Ltd.	8,950	163,010
Matsui Securities Co. Ltd.(a)	32,678	195,838
Maxell Ltd.	24,733	270,116
MCJ Co. Ltd.	20,888	162,648
Medipal Holdings Corp.	47,172	629,643
Megachips Corp.	5,475	114,279
Megmilk Snow Brand Co. Ltd.	10,974	153,599
Meidensha Corp.	9,913	147,496
Meiko Electronics Co. Ltd.(a)	7,125	159,954
Meitec Corp.	19,123	359,979
Menicon Co. Ltd.	8,058	178,181
Mirai Corp.	559	188,845
	Shares	Value
Japan-(continued)
MIRAIT ONE Corp.	20,784	$253,692
Mitsubishi Estate Logistics REIT Investment Corp.	55	173,102
Mitsubishi Logistics Corp.	22,208	518,847
Mitsui E&S Holdings Co. Ltd.(a)(c)	144,644	449,819
Mitsui Fudosan Logistics Park, Inc.(a)	87	303,926
Mitsui Matsushima Holdings Co. Ltd.(a)	12,408	307,542
Miura Co. Ltd.	20,019	500,568
Mixi, Inc.	30,846	592,134
Monex Group, Inc.(a)	60,989	215,381
MonotaRO Co. Ltd.(a)	11,050	167,715
Mori Hills REIT Investment Corp.(a)	383	435,493
Mori Trust Sogo Reit, Inc.	246	277,904
Morinaga & Co. Ltd.	12,650	375,388
Morinaga Milk Industry Co. Ltd.	13,992	516,987
Musashi Seimitsu Industry Co. Ltd.	20,946	288,470
Nachi-Fujikoshi Corp.	5,773	174,739
Nagase & Co. Ltd.	14,585	235,583
Namura Shipbuilding Co. Ltd.(a)(c)	72,723	225,039
Nankai Electric Railway Co. Ltd.	20,910	455,109
NEC Networks & System Integration Corp.	24,563	327,859
NET One Systems Co. Ltd.	24,589	665,928
Nexon Co. Ltd.	47,793	1,156,581
NHK Spring Co. Ltd.	82,205	581,545
Nichias Corp.	14,204	275,557
Nichicon Corp.	28,337	278,780
Nichi-iko Pharmaceutical Co. Ltd.(a)(c)	34,093	17,565
Nifco, Inc.	25,305	658,139
Nihon Kohden Corp.	24,117	633,779
Nihon M&A Center Holdings, Inc.	18,114	185,157
Nikkiso Co. Ltd.	30,693	241,125
Nippon Accommodations Fund, Inc.	106	476,088
Nippon Carbon Co. Ltd.	5,404	184,026
Nippon Chemi-Con Corp.(c)	18,293	233,251
Nippon Denko Co. Ltd.	59,809	179,410
Nippon Gas Co. Ltd.	33,661	538,375
Nippon Kayaku Co. Ltd.	25,559	237,244
Nippon Light Metal Holdings Co. Ltd.	29,432	337,430
Nippon Paint Holdings Co. Ltd.(a)	111,587	1,020,911
Nippon Paper Industries Co. Ltd.(a)	66,978	499,019
NIPPON REIT Investment Corp.(a)	131	333,708
Nippon Sanso Holdings Corp.	52,567	859,020
Nippon Sheet Glass Co. Ltd.(a)(c)	91,470	442,368
Nippon Shinyaku Co. Ltd.	8,750	451,140
Nippon Shokubai Co. Ltd.	6,376	269,713
Nippon Steel Trading Corp.(a)	4,910	350,766
Nippon Television Holdings, Inc.	21,913	177,170
Nippon Yakin Kogyo Co. Ltd.(a)	11,675	405,617
Nipro Corp.	44,114	354,499
Nishimatsu Construction Co. Ltd.	17,334	541,930
Nishimatsuya Chain Co. Ltd.(a)	21,171	251,053
Nishi-Nippon Financial Holdings, Inc.	43,705	364,977
Nishi-Nippon Railroad Co. Ltd.(a)	10,153	187,778
Nissha Co. Ltd.	23,022	343,026
Nisshin Seifun Group, Inc.	65,847	824,727
Nisshinbo Holdings, Inc.	100,977	754,458
Nissin Electric Co. Ltd.	19,451	201,717
Nissui Corp.	155,823	648,206
Nitto Boseki Co. Ltd.	6,560	103,434
NOF Corp.	18,974	808,351
Nojima Corp.	18,392	197,450
NOK Corp.	27,215	258,852

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Nomura Co. Ltd.	25,289	$182,199
Noritz Corp.	12,510	144,728
NS Solutions Corp.	7,476	192,788
NS United Kaiun Kaisha Ltd.	6,305	189,521
NSD Co. Ltd.	9,999	179,789
NTN Corp.	497,058	1,030,508
NTT UD REIT Investment Corp.	377	384,556
Obic Co. Ltd.	5,503	881,331
Okamura Corp.	20,275	222,419
Oki Electric Industry Co. Ltd.	33,057	186,874
OKUMA Corp.	12,560	509,565
Okumura Corp.	8,189	190,744
One REIT, Inc.	72	136,628
Onward Holdings Co. Ltd.(a)	109,203	278,332
Open House Group Co. Ltd.	19,769	749,969
Organo Corp.	10,220	260,778
Orient Corp.(a)	43,959	401,977
OSG Corp.	21,237	333,659
Outsourcing, Inc.	46,134	358,165
Paltac Corp.	7,459	269,886
Park24 Co. Ltd.(c)	47,965	813,698
Pasona Group, Inc.	11,911	192,186
Penta-Ocean Construction Co. Ltd.	111,861	558,081
Pigeon Corp.	29,984	477,002
Pilot Corp.	4,754	169,805
Pola Orbis Holdings, Inc.	30,446	439,401
Press Kogyo Co. Ltd.	79,032	274,874
Pressance Corp.	11,300	144,673
Prima Meat Packers Ltd.	8,310	141,080
Raito Kogyo Co. Ltd.	13,496	200,455
Relo Group, Inc.	33,583	570,179
Rengo Co. Ltd.	77,491	546,935
Resorttrust, Inc.	27,753	507,996
Rinnai Corp.	12,449	983,748
Rohto Pharmaceutical Co. Ltd.	36,828	678,817
Round One Corp.	64,893	238,700
Royal Holdings Co. Ltd.(c)	11,803	220,650
Saizeriya Co. Ltd.	8,203	203,691
Sakai Chemical Industry Co. Ltd.	11,050	155,388
Sakata Seed Corp.(a)	6,948	222,727
SAMTY Co. Ltd.(a)	12,865	203,471
San-In Godo Bank Ltd. (The)	30,570	190,097
Sanken Electric Co. Ltd.	9,038	513,513
Sankyo Co. Ltd.	21,539	867,887
Sankyu, Inc.	16,799	661,418
Sanoh Industrial Co. Ltd.	30,551	151,768
Sanrio Co. Ltd.	8,539	325,737
Sanwa Holdings Corp.	35,939	380,553
Sanyo Chemical Industries Ltd.	5,094	166,384
Sanyo Denki Co. Ltd.	4,465	216,535
Sanyo Special Steel Co. Ltd.	15,680	300,793
Sapporo Holdings Ltd.	24,325	594,260
Sawai Group Holdings Co. Ltd.	8,523	264,106
SBI Shinsei Bank Ltd.	44,622	824,676
SBS Holdings, Inc.	7,758	177,194
SCREEN Holdings Co. Ltd.	8,932	663,890
SCSK Corp.	40,417	658,838
Seiko Group Corp.	8,926	201,609
Seino Holdings Co. Ltd.	34,227	341,899
Seiren Co. Ltd.(a)	14,800	272,473
Sekisui House REIT, Inc.	993	543,152
Senko Group Holdings Co. Ltd.	34,433	266,039
	Shares	Value
Japan-(continued)
Senshu Ikeda Holdings, Inc.	163,797	$323,166
Seven Bank Ltd.	371,143	762,007
Shibaura Machine Co. Ltd.	11,052	242,294
Shiga Bank Ltd. (The)	10,775	224,334
Shikoku Electric Power Co., Inc.	50,336	291,106
Shindengen Electric Manufacturing Co. Ltd.(a)	8,030	208,559
Shinko Electric Industries Co. Ltd.	8,572	241,070
Ship Healthcare Holdings, Inc.	24,669	478,620
SHO-BOND Holdings Co. Ltd.	7,110	302,344
Shochiku Co. Ltd.(c)	2,216	189,118
Siix Corp.	19,812	214,047
SKY Perfect JSAT Holdings, Inc.	62,456	240,613
Sodick Co. Ltd.	32,670	189,803
Sohgo Security Services Co. Ltd.	27,502	758,403
Sotetsu Holdings, Inc.	14,932	255,401
Square Enix Holdings Co. Ltd.	17,534	829,153
Star Micronics Co. Ltd.	16,371	213,524
Starts Corp., Inc.	7,833	155,841
Sugi Holdings Co. Ltd.	14,604	639,153
Sumitomo Bakelite Co. Ltd.	13,533	440,647
Sumitomo Mitsui Construction Co. Ltd.	55,439	179,704
Sumitomo Osaka Cement Co. Ltd.	21,105	555,551
Sumitomo Pharma Co. Ltd.	95,404	670,886
Sumitomo Warehouse Co. Ltd. (The)(a)	14,807	227,756
Sundrug Co. Ltd.	26,671	755,694
Suruga Bank Ltd.	208,943	682,344
Suzuken Co. Ltd.	19,841	523,764
SWCC Showa Holdings Co. Ltd.(a)	16,026	226,070
Tadano Ltd.	27,678	205,781
Taiheiyo Cement Corp.	52,040	896,903
Taisho Pharmaceutical Holdings Co. Ltd.	15,293	643,235
Taiyo Holdings Co. Ltd.	10,166	187,596
Takara Holdings, Inc.	45,220	368,363
Takasago Thermal Engineering Co. Ltd.	13,209	192,100
Takeuchi Manufacturing Co. Ltd.(a)	14,267	316,246
Takuma Co. Ltd.	16,895	167,668
Tama Home Co. Ltd.	8,950	220,159
Tamura Corp.	43,825	250,137
TBS Holdings, Inc.	24,960	291,589
TechnoPro Holdings, Inc.	17,503	544,843
Toagosei Co. Ltd.	20,098	182,404
Tocalo Co. Ltd.	18,233	174,607
Toda Corp.	30,708	167,886
Toei Co. Ltd.	1,173	155,436
Toho Co. Ltd.	23,435	866,468
Toho Holdings Co. Ltd.	12,532	204,987
Toho Zinc Co. Ltd.	12,580	210,807
Tokai Carbon Co. Ltd.	97,233	837,757
Tokai Rika Co. Ltd.	15,909	184,861
Tokai Tokyo Financial Holdings, Inc.	75,097	219,032
Token Corp.	2,555	154,547
Tokuyama Corp.	47,290	691,267
Tokyo Century Corp.	13,410	471,374
Tokyo Ohka Kogyo Co. Ltd.	9,304	457,877
Tokyo Seimitsu Co. Ltd.	13,287	456,178
Tokyo Steel Manufacturing Co. Ltd.	29,833	324,594
Tokyo Tatemono Co. Ltd.	52,952	656,310
Tokyu Construction Co. Ltd.	28,290	144,063
Tokyu REIT, Inc.(a)	225	339,414
Tomy Co. Ltd.	24,020	237,570
Topcon Corp.	37,553	489,329
Towa Pharmaceutical Co. Ltd.	7,639	120,735

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Toyo Ink SC Holdings Co. Ltd.	11,665	$167,506
Toyo Seikan Group Holdings Ltd.	57,539	746,440
Toyo Tire Corp.	58,809	703,370
Toyobo Co. Ltd.	29,824	237,360
Toyoda Gosei Co. Ltd.	46,541	773,852
Toyota Boshoku Corp.	50,935	755,725
Transcosmos, Inc.	9,254	242,477
Trusco Nakayama Corp.	8,327	136,455
TS Tech Co. Ltd.	33,152	413,316
Tsubaki Nakashima Co. Ltd.(a)	28,761	252,060
Tsugami Corp.	18,335	202,661
Tsumura & Co.	10,402	222,554
TV Asahi Holdings Corp.	17,781	184,130
UACJ Corp.	20,780	390,220
UBE Corp.	43,409	681,080
Ulvac, Inc.	16,994	794,339
United Arrows Ltd.	19,771	267,133
Ushio, Inc.	40,175	538,167
USS Co. Ltd.	45,187	741,277
V Technology Co. Ltd.	6,917	143,040
Wacoal Holdings Corp.	12,845	241,635
Wacom Co. Ltd.(a)	32,756	164,957
Welcia Holdings Co. Ltd.	31,920	714,525
Yamaguchi Financial Group, Inc.	82,328	568,942
Yamato Kogyo Co. Ltd.	13,566	513,788
Yamazaki Baking Co. Ltd.	63,481	742,471
Yaoko Co. Ltd.	4,755	248,457
Yokohama Rubber Co. Ltd. (The)	51,739	850,227
Yokowo Co. Ltd.	7,650	132,362
Yoshinoya Holdings Co. Ltd.(a)	18,834	345,574
Zenkoku Hosho Co. Ltd.	12,885	501,750
Zensho Holdings Co. Ltd.(a)	28,807	735,142
Zeon Corp.	74,826	736,415
ZOZO, Inc.	9,814	254,631
		177,471,506
Luxembourg-0.22%
Global Fashion Group S.A.(a)(c)	57,910	73,459
RTL Group S.A.	8,466	410,267
SES S.A., FDR	109,858	852,445
		1,336,171
Macau-0.33%
MGM China Holdings Ltd.(c)	285,089	359,337
SJM Holdings Ltd.(c)	1,053,668	595,486
Wynn Macau Ltd.(a)(c)	889,042	1,013,968
		1,968,791
Mexico-0.22%
Borr Drilling Ltd.(a)(c)	102,323	612,536
Fresnillo PLC	68,119	691,791
		1,304,327
Netherlands-1.81%
Adyen N.V.(b)(c)	478	721,885
AMG Advanced Metallurgical Group N.V.	6,593	256,684
Arcadis N.V.	19,130	828,945
Argenx SE(a)(c)	1,394	529,408
Basic-Fit N.V.(a)(b)(c)	6,248	205,158
BE Semiconductor Industries N.V.	9,536	679,853
Corbion N.V.	14,548	559,726
Eurocommercial Properties N.V.	12,441	311,099
Euronext N.V.(b)	10,187	824,757
Flow Traders Ltd.	14,377	369,431
	Shares	Value
Netherlands-(continued)
Fugro N.V.(c)	64,050	$849,346
Heijmans N.V., CVA	11,718	141,973
IMCD N.V.	6,586	1,043,434
JDE Peet’s N.V.(a)	32,995	987,997
Koninklijke BAM Groep N.V.(c)	237,701	605,454
OCI N.V.	25,587	869,378
TKH Group N.V., CVA	9,595	434,805
TomTom N.V.(a)(c)	23,096	164,325
Van Lanschot Kempen N.V., CVA	8,380	240,269
Wereldhave N.V.(a)	15,318	229,589
		10,853,516
New Zealand-1.11%
a2 Milk Co. Ltd. (The)(c)	120,567	577,361
Auckland International Airport Ltd.(c)	185,913	1,023,069
Chorus Ltd.	58,626	316,736
Contact Energy Ltd.	81,730	410,742
Fisher & Paykel Healthcare Corp. Ltd.	50,172	820,910
Fletcher Building Ltd.	180,204	592,667
Goodman Property Trust	104,809	139,789
Infratil Ltd.	38,596	222,009
Mainfreight Ltd.	5,964	276,075
Mercury NZ Ltd.	48,079	186,753
Meridian Energy Ltd.	123,034	425,017
Ryman Healthcare Ltd.(a)	44,181	196,723
SKYCITY Entertainment Group Ltd.(c)	94,618	153,757
Spark New Zealand Ltd.	332,917	1,122,360
Xero Ltd.(c)	2,853	156,911
		6,620,879
Nigeria-0.06%
Airtel Africa PLC(b)	265,706	383,374
Norway-1.42%
Aker ASA, Class A	7,718	557,006
Aker Solutions ASA, Class A	147,034	581,475
Atea ASA	14,586	163,847
Austevoll Seafood ASA	24,968	247,036
Borregaard ASA	11,069	170,600
BW Offshore Ltd.	66,649	177,892
Crayon Group Holding ASA(a)(b)(c)	11,102	111,645
DNO ASA	323,040	397,420
Elkem ASA(b)(c)	120,430	425,238
Entra ASA(b)	17,483	205,492
Europris ASA(b)	44,708	287,710
Grieg Seafood ASA	16,745	149,373
Kongsberg Gruppen ASA	13,899	552,090
Leroy Seafood Group ASA	70,843	416,735
Norske Skog ASA(b)(c)	40,627	279,850
Norwegian Air Shuttle ASA(c)	146,718	139,346
Salmar ASA	9,873	458,149
Schibsted ASA, Class A	10,199	222,587
Schibsted ASA, Class B	12,598	262,751
SpareBank 1 Nord Norge	21,195	197,337
SpareBank 1 SMN	29,126	370,335
SpareBank 1 SR-Bank ASA, Class B	28,746	332,672
TGS ASA	62,724	1,034,295
TOMRA Systems ASA	19,350	341,463
Wallenius Wilhelmsen ASA	41,189	390,781
		8,473,125
Peru-0.03%
Hochschild Mining PLC	225,313	190,315

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Poland-0.76%
Alior Bank S.A.(c)	36,480	$331,327
Allegro.eu S.A.(a)(b)(c)	45,216	314,425
Bank Millennium S.A.(a)(c)	93,914	111,922
CCC S.A.(a)(c)	14,229	144,745
CD Projekt S.A.(a)	4,554	146,180
Cyfrowy Polsat S.A.	49,172	207,890
Dino Polska S.A.(b)(c)	4,065	367,215
Jastrzebska Spolka Weglowa S.A.(a)(c)	46,671	726,877
KRUK S.A.(a)	3,522	285,311
LPP S.A.(a)	116	271,086
mBank S.A.(a)(c)	4,380	322,365
Orange Polska S.A.	160,111	257,826
PGE Polska Grupa Energetyczna S.A.(c)	219,439	378,582
Santander Bank Polska S.A.	6,821	451,883
Tauron Polska Energia S.A.(c)	465,421	253,818
		4,571,452
Portugal-0.29%
CTT-Correios de Portugal S.A.(a)	48,869	189,007
Navigator Co. S.A. (The)(a)	94,061	328,326
NOS, SGPS S.A.(a)	116,311	498,399
REN - Redes Energeticas Nacionais SGPS S.A.	84,993	233,542
Sonae SGPS S.A.	490,690	499,460
		1,748,734
Singapore-2.16%
AIMS APAC REIT	170,460	178,689
BOC Aviation Ltd.(b)	48,882	405,970
BW LPG Ltd.(b)	56,776	469,512
CapitaLand Ascott Trust	461,208	390,794
City Developments Ltd.	167,665	1,064,107
ESR-LOGOS REIT	577,464	167,731
Frasers Centrepoint Trust	201,516	341,973
Frasers Logistics & Commercial Trust(b)	581,429	559,587
IGG, Inc.(c)	267,311	100,748
Jardine Cycle & Carriage Ltd.	22,605	501,118
Keppel Corp. Ltd.	219,357	1,265,757
Keppel DC REIT	216,456	337,458
Keppel REIT	529,925	390,612
Mapletree Industrial Trust	373,129	678,718
Mapletree Logistics Trust(a)	644,872	834,824
Mapletree Pan Asia Commercial Trust	632,404	880,991
NetLink NBN Trust(b)	687,382	458,521
Olam Group Ltd.	176,924	215,198
Raffles Medical Group Ltd.	178,985	198,106
SATS Ltd.(c)	116,925	269,983
Sembcorp Industries Ltd.	261,476	721,264
Sembcorp Marine Ltd.(c)	3,039,088	329,487
Singapore Exchange Ltd.	141,949	1,001,248
Suntec REIT	581,882	621,749
UOL Group Ltd.	102,361	546,831
		12,930,976
South Africa-0.03%
Scatec ASA(b)	18,300	148,221
South Korea-8.62%
Amorepacific Group(c)	11,353	381,702
Asiana Airlines, Inc.(a)(c)	49,004	610,439
BGF retail Co. Ltd.(c)	3,085	467,584
BNK Financial Group, Inc.(c)	134,485	777,204
Celltrion Healthcare Co. Ltd.	6,841	320,408
Cheil Worldwide, Inc.	26,543	474,515
Chong Kun Dang Pharmaceutical Corp.(c)	2,867	190,386
	Shares	Value
South Korea-(continued)
CJ CGV Co. Ltd.(c)	8,456	$132,078
CJ Corp.(c)	6,873	461,614
CJ ENM Co. Ltd.(a)(c)	6,287	551,105
CJ Logistics Corp.(c)	3,526	260,008
Com2uSCorp.	3,014	163,940
Cosmax, Inc.(c)	2,179	139,773
Coway Co. Ltd.(c)	15,304	696,158
Daewoo Engineering & Construction Co. Ltd.(c)	162,390	636,045
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	37,863	713,490
Daishin Securities Co. Ltd.(c)	12,119	132,816
Daishin Securities Co. Ltd., Preference Shares(c)	11,550	115,807
DB HiTek Co. Ltd.(c)	5,938	220,775
DB Insurance Co. Ltd.(c)	15,721	839,996
Delivery Hero SE(b)(c)	7,609	457,428
DGB Financial Group, Inc.(c)	45,603	295,750
DL Holdings Co. Ltd.(c)	7,748	386,647
Dongkuk Steel Mill Co. Ltd.(a)(c)	60,345	673,706
Dongsuh Cos., Inc.	7,184	122,373
Doosan Bobcat, Inc.	13,816	392,869
Doosan Co. Ltd.(a)(c)	7,859	596,788
Fila Holdings Corp.	25,524	806,368
Gradiant Corp.(c)	13,791	177,765
Green Cross Corp.(c)	1,462	154,342
GS Holdings Corp.(c)	19,866	716,322
GS Retail Co. Ltd.(c)	20,918	491,633
Handsome Co. Ltd.(c)	6,457	144,116
Hankook Tire & Technology Co. Ltd.(c)	20,766	550,834
Hanmi Pharm Co. Ltd.(c)	986	205,991
Hanon Systems	68,054	508,659
Hansol Chemical Co. Ltd.(c)	1,357	235,001
Hanssem Co. Ltd.	3,041	128,640
Hanwha Aerospace Co. Ltd.(c)	20,807	1,364,702
Hanwha Corp.(c)	27,041	624,958
Hanwha Corp., Third Pfd.(c)	13,105	151,933
Hanwha Investment & Securities Co. Ltd.(c)	42,127	115,766
Hanwha Life Insurance Co. Ltd.(a)(c)	256,895	574,494
HD Hyundai Co. Ltd.	19,376	965,881
HDC Hyundai Development Co-Engineering & Construction, Class E(a)(c)	69,323	627,215
Hite Jinro Co. Ltd.(c)	12,023	258,150
HL Mando Co. Ltd.(c)	23,741	865,401
HMM Co. Ltd.(c)	36,796	655,844
Hotel Shilla Co. Ltd.	9,458	611,042
Hyosung Advanced Materials Corp.(c)	1,236	388,596
Hyosung Chemical Corp.(c)	1,143	110,843
Hyosung Corp.(c)	5,610	322,450
Hyosung Heavy Industries Corp.(c)	3,943	231,809
Hyosung TNC Corp.(c)	1,856	629,384
Hyundai Construction Equipment Co. Ltd.(c)	10,935	526,591
Hyundai Department Store Co. Ltd.(c)	8,230	413,076
Hyundai Doosan Infracore Co. Ltd.(c)	105,921	672,123
Hyundai Electric & Energy System Co. Ltd.(c)	15,990	523,722
Hyundai Elevator Co. Ltd.(a)(c)	11,834	288,397
Hyundai Heavy Industries Co. Ltd.(c)	5,288	479,691
Hyundai Marine & Fire Insurance Co. Ltd.(c)	43,890	1,106,430
Hyundai Mipo Dockyard Co. Ltd.(c)	7,033	462,595
Hyundai Rotem Co. Ltd.(c)	30,964	698,969
Hyundai Wia Corp.(a)(c)	18,295	802,623
IS Dongseo Co. Ltd.(c)	6,781	192,576
JB Financial Group Co. Ltd.	36,062	298,005

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
Kakao Corp.(c)	13,226	$669,687
KakaoBank Corp.(c)	4,325	96,794
Kangwon Land, Inc.(c)	34,357	659,050
KCC Corp.	2,959	570,627
KCC Glass Corp.	6,273	201,302
KEPCO Plant Service & Engineering Co. Ltd.(a)(c)	11,475	323,793
KG Chemical Corp.	9,611	186,629
KIWOOM Securities Co. Ltd.(c)	6,816	549,741
Kolmar Korea Co. Ltd.(c)	6,533	237,652
Kolon Industries, Inc.(c)	16,548	616,996
Korea Aerospace Industries Ltd.(c)	18,315	721,938
Korea Line Corp.(c)	86,065	160,927
Korea Petrochemical Ind Co. Ltd.(c)	2,668	360,058
Korea Real Estate Investment & Trust Co. Ltd.(c)	96,405	108,631
Korean Reinsurance Co.(c)	36,071	221,425
Krafton, Inc.(c)	2,521	371,248
Kumho Petrochemical Co. Ltd.(c)	7,279	876,802
Kyeryong Construction Industrial Co. Ltd.(c)	5,884	96,726
LIG Nex1 Co. Ltd.(c)	4,053	268,069
LOTTE Chilsung Beverage Co. Ltd.(c)	1,954	254,571
LOTTE Corp.(c)	12,423	328,200
LOTTE Fine Chemical Co. Ltd.(c)	7,223	338,000
LOTTE Shopping Co. Ltd.(c)	7,321	561,747
LS Corp.(c)	9,517	548,136
LS Electric Co. Ltd.(a)(c)	9,186	400,399
LX Hausys Ltd.(c)	6,705	213,163
LX International Corp.(c)	27,036	774,775
Meritz Financial Group, Inc.(c)	19,363	682,222
Meritz Securities Co. Ltd.(c)	154,805	814,630
Mirae Asset Securities Co. Ltd.(c)	97,190	540,562
Mirae Asset Securities Co. Ltd., Second Pfd.(c)	36,787	110,474
MK Electron Co. Ltd.(c)	12,716	120,981
Netmarble Corp.(b)(c)	3,293	164,455
NH Investment & Securities Co. Ltd.(c)	84,811	636,435
NHN Corp.(c)	11,836	281,677
NongShim Co. Ltd.	1,604	447,404
OCI Co. Ltd.(a)(c)	9,440	695,764
Orion Corp.(c)	6,328	641,627
Pan Ocean Co. Ltd.(c)	72,945	360,223
Paradise Co. Ltd.(c)	13,456	198,023
Partron Co. Ltd.	17,774	125,559
Poongsan Corp.(c)	13,802	407,370
S-1 Corp.	5,444	254,566
Samsung Biologics Co. Ltd.(b)(c)	404	261,396
Samsung Card Co. Ltd.	14,256	352,191
Seah Besteel Holdings Corp.(c)	18,974	254,921
Sebang Global Battery Co. Ltd.(c)	4,844	187,682
Seoul Semiconductor Co. Ltd.(c)	22,321	194,827
Seoyon Co. Ltd.(c)	19,958	123,072
SFA Engineering Corp.	9,780	298,559
SK Chemicals Co. Ltd.	3,005	205,915
SKC Co. Ltd.(c)	4,270	333,008
SL Corp.(c)	9,168	192,976
SSANGYONG C&E Co. Ltd.	39,392	184,834
Sungwoo Hitech Co. Ltd.(c)	45,066	186,017
TKG Huchems Co. Ltd.(c)	13,190	210,890
WONIK IPS Co. Ltd.(c)	6,631	168,214
Youngone Corp.(c)	14,312	509,118
Yuhan Corp.(c)	9,881	420,951
		51,577,970
	Shares	Value
Spain-1.66%
Almirall S.A.	21,543	$216,537
Applus Services S.A.	41,111	316,235
Befesa S.A.(a)(b)	5,768	330,231
Cia de Distribucion Integral Logista Holdings S.A.	38,588	1,042,684
CIE Automotive S.A.	19,678	583,846
Construcciones y Auxiliar de Ferrocarriles S.A.(a)	4,849	156,194
Corp ACCIONA Energias Renovables S.A.	8,057	328,869
Ebro Foods S.A.(a)	9,561	163,855
EDP Renovaveis S.A.	36,315	790,216
Ence Energia y Celulosa S.A.	82,612	271,509
Faes Farma S.A.	58,480	218,886
Fluidra S.A.(a)	13,199	231,650
Gestamp Automocion S.A.(b)	116,651	514,959
Indra Sistemas S.A.(a)	75,189	917,310
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	135,495	141,217
Mediaset Espana Comunicacion S.A.(a)(c)	27,680	98,904
Melia Hotels International S.A.(a)(c)	40,692	270,856
Obrascon Huarte Lain S.A.(a)(c)	431,937	261,607
Prosegur Cia de Seguridad S.A.	81,709	184,402
Sacyr S.A.(a)	354,229	1,088,260
Tecnicas Reunidas S.A.(a)(c)	45,582	545,043
Unicaja Banco S.A.(b)	492,203	602,446
Viscofan S.A.	10,493	675,438
		9,951,154
Sweden-3.84%
AAK AB(a)	38,224	658,610
AddTech AB, Class B	19,406	309,003
AFRY AB	29,493	532,859
Arjo AB, Class B	46,594	180,961
Atrium Ljungberg AB, Class B	10,793	192,937
Avanza Bank Holding AB(a)	8,207	189,727
Axfood AB(a)	36,788	944,841
Beijer Alma AB, Class B	7,196	142,538
Beijer Ref AB(a)	22,714	350,146
Betsson AB, Class B	82,115	679,050
BHG Group AB(c)	19,944	29,317
Bilia AB, Class A	26,004	300,121
Bonava AB, Class B	46,211	140,654
Bravida Holding AB(b)	24,114	266,354
Bure Equity AB	10,050	252,915
Byggmax Group AB	31,536	128,175
Catena AB	4,115	171,809
Cibus Nordic Real Estate AB	8,192	116,096
Clas Ohlson AB, Class B(a)	23,279	154,752
Cloetta AB, Class B	107,102	222,392
Coor Service Management Holding AB(b)	28,492	182,099
Corem Property Group AB, Class B(a)	56,541	51,894
Corem Property Group AB, Preference Shares	882	20,038
Dios Fastigheter AB	25,371	193,311
Dustin Group AB(b)	27,922	93,822
Electrolux Professional AB, Class B(a)	47,814	222,132
Elekta AB, Class B(a)	99,767	724,634
EQT AB(a)	9,474	213,433
Evolution AB(b)	7,810	876,661
Granges AB	32,643	271,874
Hexpol AB	71,788	775,171
Hufvudstaden AB, Class A(a)	39,047	588,245
Indutrade AB(a)	32,015	710,495
Intrum AB(a)	37,157	482,214

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Sweden-(continued)
Investment AB Latour, Class B(a)	12,955	$273,128
Inwido AB	17,011	185,071
JM AB(a)	27,882	519,545
L E Lundbergforetagen AB, Class B	17,687	819,089
Lifco AB, Class B	17,523	321,427
Lindab International AB	14,951	211,943
Loomis AB(a)	19,250	572,695
MEKO AB	19,760	218,364
Modern Times Group MTG AB, Class B(c)	17,880	157,781
Mycronic AB	13,110	279,605
NCC AB, Class A(a)	1,215	12,814
NCC AB, Class B	30,367	299,991
Neobo Fastigheter AB(a)(c)(d)	17,463	32,608
New Wave Group AB, Class B	13,161	296,061
Nibe Industrier AB, Class B	94,471	1,018,825
Nobia AB	58,623	102,074
Nolato AB, Class B	28,645	173,258
Nordnet AB publ	11,179	181,902
Nyfosa AB	32,224	279,993
Pandox AB(c)	35,610	490,506
Peab AB, Class B	39,535	246,345
Ratos AB, Class B(a)	101,437	409,036
Resurs Holding AB, Class A(b)	126,766	337,259
Sagax AB, Class B	14,413	358,526
Sagax AB, Class D	8,946	24,005
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	174,631	318,923
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	8,287	16,345
Scandic Hotels Group AB(a)(b)(c)	77,740	286,067
Stillfront Group AB(c)	74,950	130,675
Sweco AB, Class B	36,759	399,329
Swedish Orphan Biovitrum AB, Class B(c)	37,479	834,079
Thule Group AB(a)(b)	17,279	413,384
Viaplay Group AB, Class B(a)(c)	17,208	425,021
VNV Global AB(a)(c)	34,263	94,002
Wallenstam AB, Class B(a)	62,862	288,511
Wihlborgs Fastigheter AB	73,408	604,284
		23,001,751
Switzerland-3.51%
Allreal Holding AG	2,870	489,189
ALSO Holding AG(c)	1,775	360,643
Arbonia AG(a)	12,701	177,824
Aryzta AG(c)	443,081	602,665
Autoneum Holding AG(a)	1,687	224,394
Banque Cantonale Vaudoise(a)	9,915	939,248
Belimo Holding AG	874	457,572
BKW AG	6,079	871,637
Bucher Industries AG	1,708	773,011
Burckhardt Compression Holding AG	596	367,625
Bystronic AG	185	138,505
Cembra Money Bank AG	12,155	1,072,387
Daetwyler Holding AG, BR(a)	740	155,772
DKSH Holding AG	9,755	828,629
dormakaba Holding AG	1,032	429,648
Emmi AG(a)	424	393,560
EMS-Chemie Holding AG	932	690,800
Flughafen Zurich AG(c)	4,542	823,468
Forbo Holding AG(a)	243	317,917
Galenica AG(b)	13,258	1,031,779
Huber + Suhner AG	4,289	409,937
Inficon Holding AG	264	275,021
	Shares	Value
Switzerland-(continued)
Interroll Holding AG, Class R	55	$170,448
IWG PLC(a)(c)	235,531	538,025
Komax Holding AG, Class R	733	240,546
Kongsberg Automotive ASA(a)(c)	784,309	204,274
Landis+Gyr Group AG(a)(c)	8,366	615,488
Mediclinic International PLC	158,257	967,528
Mobilezone Holding AG	16,625	300,712
Mobimo Holding AG(a)	1,041	266,269
OC Oerlikon Corp. AG	78,588	538,317
Rieter Holding AG(a)	1,122	129,860
SFS Group AG	3,221	369,424
Siegfried Holding AG(c)	473	346,263
Stadler Rail AG(a)	15,417	587,966
Straumann Holding AG	4,337	565,812
Sulzer AG(a)	6,005	509,426
Tecan Group AG, Class R(c)	1,005	420,820
Temenos AG	5,359	381,828
u-blox Holding AG(c)	2,694	321,401
Valiant Holding AG	2,048	233,073
VAT Group AG(b)(c)	2,153	669,261
Vontobel Holding AG, Class R(a)	4,867	342,889
Wizz Air Holdings PLC(b)(c)	6,821	224,045
Zehnder Group AG	2,501	185,952
Zur Rose Group AG(a)(c)	1,043	39,352
		21,000,210
Tanzania-0.02%
Helios Towers PLC(a)(c)	89,561	117,977
Ukraine-0.06%
Ferrexpo PLC	181,640	354,210
United Arab Emirates-0.04%
Network International Holdings PLC(a)(b)(c)	75,612	245,561
United Kingdom-6.74%
888 Holdings PLC(c)	80,170	71,683
Ascential PLC(c)	63,589	210,429
Ashmore Group PLC	154,050	506,505
Assura PLC	638,672	439,842
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	62,696	128,063
Auto Trader Group PLC(b)	72,389	561,025
Babcock International Group PLC(c)	133,005	500,070
Balanced Commercial Property Trust Ltd.	137,688	134,589
Balfour Beatty PLC	147,670	666,103
Big Yellow Group PLC	32,445	484,542
Bodycote PLC	26,399	211,574
Britvic PLC	77,472	741,070
Capita PLC(c)	508,812	175,266
Capital & Counties Properties PLC	180,979	256,224
Capricorn Energy PLC(a)(c)	126,716	378,768
Civitas Social Housing PLC(b)	206,650	145,650
Clarkson PLC	5,057	191,440
Close Brothers Group PLC	32,429	386,857
CMC Markets PLC(b)	57,329	170,798
Computacenter PLC	15,572	427,338
ConvaTec Group PLC(b)	421,851	1,217,568
Cranswick PLC	9,584	375,440
Crest Nicholson Holdings PLC	60,681	181,980
Currys PLC	449,032	357,940
Dechra Pharmaceuticals PLC	7,462	264,672
Diploma PLC	13,173	445,232
Domino’s Pizza Group PLC	82,519	318,990
Dr. Martens PLC	49,077	94,353

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Dunelm Group PLC	25,667	$368,125
Elementis PLC(c)	118,359	182,431
EnQuest PLC(a)(c)	1,283,861	346,143
Essentra PLC	40,883	109,036
Firstgroup PLC(a)	239,982	320,259
Frasers Group PLC(c)	68,757	665,426
Games Workshop Group PLC	4,725	547,604
Genuit Group PLC	44,116	177,598
Genus PLC(a)	7,392	264,479
Grafton Group PLC	65,366	739,298
Grainger PLC(a)	155,896	498,234
Great Portland Estates PLC	54,266	380,465
Greggs PLC	16,848	558,778
Halfords Group PLC(a)	79,881	201,797
Hammerson PLC(a)	1,531,136	505,929
Harbour Energy PLC	91,916	355,625
Hargreaves Lansdown PLC(a)	55,249	607,943
Hill & Smith PLC	13,623	212,358
Ibstock PLC(b)	127,358	264,349
Indivior PLC(c)	17,418	417,073
IP Group PLC	306,988	230,539
J D Wetherspoon PLC(c)	34,227	192,413
JD Sports Fashion PLC(a)	393,189	791,521
John Wood Group PLC(c)	341,361	600,071
Jupiter Fund Management PLC	150,630	259,617
Kier Group PLC(c)	137,858	116,256
Lancashire Holdings Ltd.	92,721	717,484
LondonMetric Property PLC	159,134	371,127
LXI REIT PLC(b)	137,065	190,542
Marshalls PLC	24,093	101,372
Marston’s PLC(c)	227,369	122,267
Mitchells & Butlers PLC(c)	96,994	196,548
Moneysupermarket.com Group PLC	173,315	509,523
Morgan Sindall Group PLC	6,562	132,649
National Express Group PLC(c)	174,996	289,254
NCC Group PLC	72,901	168,548
Ninety One PLC(a)	61,456	149,880
Ocado Group PLC(a)(c)	38,181	304,654
OSB Group PLC	91,469	614,274
Oxford Instruments PLC	6,987	201,710
PageGroup PLC	88,318	496,019
Paragon Banking Group PLC	73,783	545,914
Pepco Group N.V.(b)(c)	21,884	211,957
Petrofac Ltd.(a)(c)	469,053	480,440
Pets at Home Group PLC	153,123	666,774
Playtech PLC(c)	113,809	791,624
Premier Foods PLC	127,073	175,212
Primary Health Properties PLC	298,794	413,775
Provident Financial PLC	65,671	188,687
QinetiQ Group PLC	160,525	716,974
Reach PLC	111,725	125,234
Redde Northgate PLC	49,228	263,024
Redrow PLC	104,768	671,729
Renewi PLC(a)(c)	32,373	262,238
Renishaw PLC	3,988	193,636
Restaurant Group PLC (The)(c)	243,762	109,355
Rightmove PLC(a)	57,277	416,059
Rotork PLC	173,173	682,650
S4 Capital PLC(a)(c)	45,291	121,998
Safestore Holdings PLC	29,235	363,873
Saga PLC(a)(c)	57,661	132,248
Savills PLC(a)	23,823	286,100
	Shares	Value
United Kingdom-(continued)
Serco Group PLC	338,440	$607,898
Shaftesbury PLC	61,314	297,104
Softcat PLC	15,556	231,873
Spire Healthcare Group PLC(b)(c)	78,914	236,077
Spirent Communications PLC	101,242	273,458
SThree PLC	59,722	311,741
Synthomer PLC	146,684	281,529
Telecom Plus PLC	13,430	330,343
THG PLC(a)(c)	318,453	227,309
TP ICAP Group PLC	176,811	384,409
Tritax Big Box REIT PLC	322,902	622,263
Tritax EuroBox PLC(a)(b)	138,748	115,148
Tyman PLC	53,150	170,126
UK Commercial Property REIT Ltd.	230,490	164,011
UNITE Group PLC (The)	63,610	783,254
Vesuvius PLC	39,487	199,727
Victrex PLC	24,128	548,968
Vistry Group PLC	103,389	950,366
Watches of Switzerland Group PLC(b)(c)	19,858	233,288
WH Smith PLC(c)	31,037	611,145
Wickes Group PLC	89,316	167,245
Workspace Group PLC	33,865	210,541
		40,300,553
United States-0.86%
Argonaut Gold, Inc.(c)	134,937	71,799
Brookfield Renewable Corp., Class A	13,102	411,515
Diversified Energy Co. PLC(b)	187,728	256,072
JS Global Lifestyle Co. Ltd.(b)	274,074	333,248
Oracle Corp.	9,870	675,839
Primo Water Corp.	51,534	803,318
Reliance Worldwide Corp. Ltd.	137,414	343,776
RHI Magnesita N.V.	6,018	199,967
Samsonite International S.A.(b)(c)	413,805	1,227,391
Sims Ltd.	64,920	705,511
Sinch AB(a)(b)(c)	34,534	142,066
		5,170,502
Total Common Stocks & Other Equity Interests (Cost $596,169,522)		596,839,270
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $11,634)	11,634	11,634
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $596,181,156)		596,850,904
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.03%
Invesco Private Government Fund, 4.36%(e)(f)(g)	20,155,642	20,155,642

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(e)(f)(g)	51,822,229	$51,837,775
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,986,148)		71,993,417
TOTAL INVESTMENTS IN SECURITIES-111.77% (Cost $668,167,304)		668,844,321
OTHER ASSETS LESS LIABILITIES-(11.77)%		(70,449,139)
NET ASSETS-100.00%		$598,395,182
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $31,170,154, which represented 5.21% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$599,917	$5,140,759	$(5,729,042)	$-	$-	$11,634	$5,174
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,006,479	19,743,290	(21,594,127)	-	-	20,155,642	206,995*
Invesco Private Prime Fund	55,915,444	40,917,639	(45,011,655)	9,296	7,051	51,837,775	562,707*
Total	$78,521,840	$65,801,688	$(72,334,824)	$9,296	$7,051	$72,005,051	$774,876

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-0.22%
AngloGold Ashanti Ltd.	143,651	$3,009,931
Brazil-14.37%
Ambev S.A.	1,969,444	5,283,879
B3 S.A. - Brasil, Bolsa, Balcao	1,423,855	3,624,343
Banco Bradesco S.A.	1,441,416	3,572,788
Banco Bradesco S.A., Preference Shares	4,868,906	13,407,195
Banco do Brasil S.A.	1,324,558	10,588,243
Banco Santander Brasil S.A.	420,800	2,392,670
Braskem S.A., Class A, Preference Shares	170,009	779,014
BRF S.A.(a)	826,900	1,292,780
CCR S.A.	809,900	1,870,670
Centrais Eletricas Brasileiras S.A.	576,950	4,606,353
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	257,900	2,151,256
Cia de Saneamento Basico do Estado de Sao Paulo	277,592	3,034,650
Cia Energetica de Minas Gerais	296,105	967,738
Cia Energetica de Minas Gerais, Preference Shares	1,026,468	2,310,407
Cia Paranaense de Energia	270,100	364,982
Cia Paranaense de Energia, Class B, Preference Shares	1,121,480	1,711,477
Cia Siderurgica Nacional S.A.	331,582	1,204,817
Cielo S.A.	3,096,422	3,046,887
Cogna Educacao(a)	4,162,000	1,945,528
Cosan S.A.	405,165	1,328,945
Embraer S.A.(a)	517,667	1,662,366
Energisa S.A.	149,600	1,241,415
Equatorial Energia S.A.	425,200	2,340,022
Gerdau S.A., Preference Shares	665,892	4,281,944
Hapvida Participacoes e Investimentos S.A.(a)(b)	566,200	572,711
Itau Unibanco Holding S.A.	412,900	1,747,635
Itau Unibanco Holding S.A., Preference Shares	4,300,175	21,393,401
Itausa S.A., Preference Shares	1,506,153	2,523,345
Klabin S.A.	334,300	1,269,847
Lojas Renner S.A.	281,810	1,197,213
Metalurgica Gerdau S.A., Preference Shares	1,228,500	3,496,247
Natura & Co. Holding S.A.	443,200	1,266,547
Petroleo Brasileiro S.A.	2,577,962	14,916,529
Petroleo Brasileiro S.A., Preference Shares	3,895,847	19,948,096
Rumo S.A.	524,900	1,894,875
Suzano S.A.	163,268	1,486,630
Telefonica Brasil S.A.	350,943	2,882,565
TIM S.A.	546,866	1,266,349
Ultrapar Participacoes S.A.	1,140,092	2,953,542
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	112,500	193,339
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	327,800	549,182
Vale S.A.	1,846,038	34,267,066
Via S/A(a)	2,421,200	1,141,302
Vibra Energia S.A.	1,169,619	3,781,227
		193,758,017
Canada-0.15%
Canadian Solar, Inc.(a)	47,619	2,003,331
	Shares	Value
Chile-0.79%
Banco de Chile	21,478,868	$2,339,043
Banco Santander Chile	44,569,526	1,867,245
Cencosud S.A.	690,138	1,235,320
Enel Americas S.A.	14,315,944	1,888,723
Falabella S.A.	585,624	1,356,120
Sociedad Quimica y Minera de Chile S.A., Class A	2,374	191,593
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	18,884	1,830,630
		10,708,674
China-37.96%
Agricultural Bank of China Ltd., A Shares	11,197,400	4,822,358
Agricultural Bank of China Ltd., H Shares	35,656,919	12,860,109
Alibaba Group Holding Ltd.(a)	3,450,341	47,693,570
Aluminum Corp. of China Ltd., A Shares	689,300	542,754
Aluminum Corp. of China Ltd., H Shares	2,707,840	1,440,533
Anhui Conch Cement Co. Ltd., A Shares	163,000	711,978
Anhui Conch Cement Co. Ltd., H Shares	718,798	2,723,501
ANTA Sports Products Ltd.	101,106	1,527,189
Baidu, Inc., A Shares(a)	669,518	11,308,748
Bank of Beijing Co. Ltd., A Shares	1,921,900	1,210,182
Bank of China Ltd., A Shares	3,281,600	1,563,835
Bank of China Ltd., H Shares	46,812,626	17,893,746
Bank of Communications Co. Ltd., A Shares	3,826,693	2,749,301
Bank of Communications Co. Ltd., H Shares	10,096,305	6,234,076
Baoshan Iron & Steel Co. Ltd., A Shares	1,261,900	1,154,151
BYD Co. Ltd., A Shares	9,900	421,861
BYD Co. Ltd., H Shares	64,239	2,023,411
CGN Power Co. Ltd., A Shares	261,200	104,893
CGN Power Co. Ltd., H Shares(b)	5,763,477	1,347,165
China CITIC Bank Corp. Ltd., A Shares	444,001	331,837
China CITIC Bank Corp. Ltd., H Shares	6,121,321	2,957,146
China Coal Energy Co. Ltd., A Shares	270,900	349,772
China Coal Energy Co. Ltd., H Shares	1,557,156	1,250,424
China Conch Environment Protection Holdings Ltd.(a)	398,466	174,361
China Conch Venture Holdings Ltd.	394,246	833,904
China Construction Bank Corp., A Shares	294,200	244,261
China Construction Bank Corp., H Shares	42,946,625	27,905,589
China Everbright Bank Co. Ltd., A Shares	4,061,200	1,845,194
China Everbright Bank Co. Ltd., H Shares	4,349,602	1,389,888
China Everbright Environment Group Ltd.	2,265,111	1,005,618
China Gas Holdings Ltd.	1,424,912	2,225,978
China Hongqiao Group Ltd.	1,510,908	1,758,459
China Life Insurance Co. Ltd., H Shares	3,448,048	6,334,321
China Longyuan Power Group Corp. Ltd., H Shares	630,317	866,846
China Mengniu Dairy Co. Ltd.	498,828	2,402,327
China Merchants Bank Co. Ltd., A Shares	530,600	3,251,480
China Merchants Bank Co. Ltd., H Shares	1,378,569	8,943,010
China Minsheng Banking Corp. Ltd., A Shares	4,443,245	2,297,883
China Minsheng Banking Corp. Ltd., H Shares(c)	11,571,539	4,325,367
China National Building Material Co. Ltd., H Shares	2,661,515	2,437,910
China Overseas Land & Investment Ltd.	3,106,346	8,412,103
China Pacific Insurance (Group) Co. Ltd., A Shares	341,900	1,310,104
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
China Pacific Insurance (Group) Co. Ltd., H Shares	1,968,853	$5,429,957
China Petroleum & Chemical Corp., A Shares	2,946,600	1,976,425
China Petroleum & Chemical Corp., H Shares	33,075,448	17,894,039
China Power International Development Ltd.(c)	4,116,199	1,764,412
China Railway Group Ltd., A Shares	2,147,200	1,811,326
China Railway Group Ltd., H Shares	5,885,778	3,218,571
China Resources Cement Holdings Ltd.	1,462,688	849,972
China Resources Gas Group Ltd.	329,526	1,385,190
China Resources Land Ltd.	1,720,016	8,250,582
China Resources Power Holdings Co. Ltd.	1,829,004	3,798,685
China Shenhua Energy Co. Ltd., A Shares	358,100	1,507,413
China Shenhua Energy Co. Ltd., H Shares	2,437,495	7,571,937
China State Construction Engineering Corp. Ltd., A Shares	4,975,037	4,079,016
China Tower Corp. Ltd., H Shares(b)	16,229,063	1,849,429
China United Network Communications Ltd., A Shares	2,585,400	2,005,544
China Vanke Co. Ltd., A Shares	697,300	1,887,481
China Vanke Co. Ltd., H Shares	1,941,282	3,922,908
Chongqing Rural Commercial Bank Co. Ltd., A Shares	450,000	239,364
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,112,920	1,123,877
CIFI Holdings Group Co. Ltd.(c)	2,466,313	364,981
CITIC Ltd.	1,653,551	1,939,052
CITIC Securities Co. Ltd., A Shares	220,500	701,921
CITIC Securities Co. Ltd., H Shares	723,562	1,661,288
COSCO SHIPPING Holdings Co. Ltd., A Shares	175,580	277,042
COSCO SHIPPING Holdings Co. Ltd., H Shares	670,929	696,041
Country Garden Holdings Co. Ltd.	4,465,271	1,674,786
CRRC Corp. Ltd., A Shares	1,232,700	978,225
CRRC Corp. Ltd., H Shares	2,927,185	1,329,532
CSPC Pharmaceutical Group Ltd.	1,467,946	1,684,241
ENN Energy Holdings Ltd.	206,019	3,101,370
Geely Automobile Holdings Ltd.(c)	1,997,050	3,270,502
GF Securities Co. Ltd., A Shares	151,300	391,521
GF Securities Co. Ltd., H Shares	563,371	921,397
Great Wall Motor Co. Ltd., A Shares	41,500	191,100
Great Wall Motor Co. Ltd., H Shares(c)	585,514	830,277
Greentown China Holdings Ltd.	780,751	1,149,430
Guangzhou Automobile Group Co. Ltd., A Shares	88,100	153,636
Guangzhou Automobile Group Co. Ltd., H Shares	1,157,901	830,180
Haier Smart Home Co. Ltd., A Shares	127,100	485,516
Haier Smart Home Co. Ltd., H Shares	700,307	2,588,316
Haitong Securities Co. Ltd., A Shares	342,900	475,170
Haitong Securities Co. Ltd., H Shares	1,785,640	1,230,133
Hengan International Group Co. Ltd.	264,872	1,300,951
Huaneng Power International, Inc., A Shares(a)	467,700	517,748
Huaneng Power International, Inc., H Shares(a)(c)	4,426,256	2,164,013
Huatai Securities Co. Ltd., A Shares	217,800	419,093
Huatai Securities Co. Ltd., H Shares(b)	682,732	883,187
Huaxia Bank Co. Ltd., A Shares	1,652,992	1,276,689
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., A Shares	3,119,712	$1,996,251
Industrial & Commercial Bank of China Ltd., H Shares	46,362,702	24,840,999
Industrial Bank Co. Ltd., A Shares	1,081,800	2,829,810
JD.com, Inc., A Shares	309,329	9,205,454
Jiangxi Copper Co. Ltd., A Shares	138,000	400,153
Jiangxi Copper Co. Ltd., H Shares	1,106,361	1,912,721
JinkoSolar Holding Co. Ltd., ADR(a)(c)	32,680	1,842,498
JOYY, Inc., ADR	37,552	1,339,855
Kunlun Energy Co. Ltd.	1,848,683	1,457,522
Kweichow Moutai Co. Ltd., A Shares	6,200	1,693,621
Longfor Group Holdings Ltd.(b)(c)	867,040	2,886,245
Lufax Holding Ltd., ADR	339,436	1,035,280
Meituan, B Shares(a)(b)	246,999	5,501,786
Metallurgical Corp. of China Ltd., A Shares	1,106,200	551,713
Metallurgical Corp. of China Ltd., H Shares	2,779,598	629,881
NetEase, Inc.	264,779	4,685,947
New China Life Insurance Co. Ltd., A Shares	104,800	484,389
New China Life Insurance Co. Ltd., H Shares	692,408	1,855,007
New Oriental Education & Technology Group, Inc.(a)	1,418,701	6,153,648
People’s Insurance Co. Group of China Ltd. (The), H Shares	7,339,826	2,472,031
PetroChina Co. Ltd., H Shares	23,060,395	12,326,487
PICC Property & Casualty Co. Ltd., H Shares	2,505,938	2,356,145
Ping An Bank Co. Ltd., A Shares	817,800	1,822,788
Ping An Insurance (Group) Co. of China Ltd., A Shares	535,600	4,041,008
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,183,380	32,664,407
Poly Developments and Holdings Group Co. Ltd., A Shares	587,900	1,368,616
Postal Savings Bank of China Co. Ltd., A Shares	961,700	686,702
Postal Savings Bank of China Co. Ltd., H Shares(b)(c)	6,279,875	4,270,144
SAIC Motor Corp. Ltd., A Shares	902,856	2,011,712
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	133,000	368,796
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	873,985	1,544,371
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,816,252	3,076,811
Shenzhou International Group Holdings Ltd.	106,360	1,333,138
Sino Biopharmaceutical Ltd.	1,929,553	1,126,341
Sinopharm Group Co. Ltd., H Shares	537,360	1,317,598
Sunny Optical Technology Group Co. Ltd.	61,482	833,746
TAL Education Group, ADR(a)	496,533	3,629,656
Tencent Holdings Ltd.	636,238	31,022,340
Trip.com Group Ltd., ADR(a)(c)	174,939	6,430,758
Vipshop Holdings Ltd., ADR(a)	326,137	5,045,339
Weichai Power Co. Ltd., A Shares	242,700	404,046
Weichai Power Co. Ltd., H Shares	1,022,382	1,548,938
Xiaomi Corp., B Shares(a)(b)	3,449,559	5,685,784
Yangzijiang Shipbuilding Holdings Ltd.	1,290,742	1,273,374

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
China-(continued)
Yankuang Energy Group Co. Ltd., A Shares	42,000	$214,024
Yankuang Energy Group Co. Ltd., H Shares	989,239	3,173,975
Zhongsheng Group Holdings Ltd.	206,818	1,172,002
Zijin Mining Group Co. Ltd., A Shares	275,600	483,754
Zijin Mining Group Co. Ltd., H Shares	1,066,590	1,764,395
		512,012,615
India-12.40%
Axis Bank Ltd.	550,830	5,877,480
Bank of Baroda	947,236	1,950,442
Bharat Petroleum Corp. Ltd.	747,250	3,134,901
Bharti Airtel Ltd.	432,322	4,071,832
Coal India Ltd.	1,732,176	4,768,288
GAIL (India) Ltd.	2,029,911	2,362,542
Grasim Industries Ltd.	143,337	2,787,428
HCL Technologies Ltd.	188,198	2,587,156
Hero MotoCorp Ltd.	60,524	2,045,304
Hindalco Industries Ltd.	688,905	3,956,684
Hindustan Petroleum Corp. Ltd.	546,691	1,591,561
Hindustan Unilever Ltd.	95,877	3,021,517
Housing Development Finance Corp. Ltd.	366,800	11,776,316
ICICI Bank Ltd.	279,851	2,863,355
Indiabulls Housing Finance Ltd.(a)	819,794	1,234,597
Indian Oil Corp. Ltd.	2,282,917	2,282,506
Indus Towers Ltd.	428,918	806,379
Infosys Ltd.	525,417	9,891,553
ITC Ltd.	949,793	4,100,943
Jindal Steel & Power Ltd.	275,812	1,971,308
JSW Steel Ltd.	313,791	2,757,124
Larsen & Toubro Ltd.	198,005	5,144,688
Mahindra & Mahindra Ltd.	379,942	6,407,983
Maruti Suzuki India Ltd.	24,491	2,667,317
NTPC Ltd.	1,911,506	3,999,249
Oil & Natural Gas Corp. Ltd.	2,421,618	4,299,224
Piramal Enterprises Ltd.	48,081	507,117
Power Grid Corp. of India Ltd.	1,391,408	3,690,135
REC Ltd.	1,007,325	1,500,081
Reliance Industries Ltd.	731,544	21,070,091
Shriram Finance Ltd.	93,959	1,479,928
State Bank of India	785,980	5,329,557
Sun Pharmaceutical Industries Ltd.	160,719	2,032,999
Tata Consultancy Services Ltd.	141,456	5,830,421
Tata Motors Ltd.(a)	1,435,407	7,981,820
Tata Motors Ltd., Class A(a)	248,900	706,364
Tata Power Co. Ltd. (The)	579,764	1,514,653
Tata Steel Ltd.	4,449,508	6,547,996
Tech Mahindra Ltd.	121,906	1,516,079
UltraTech Cement Ltd.	16,447	1,425,134
UPL Ltd.	178,568	1,657,010
Vedanta Ltd.	830,681	3,393,851
Wipro Ltd.	162,170	794,232
Yes Bank Ltd.(a)	9,290,365	1,956,075
		167,291,220
Indonesia-1.57%
PT Adaro Energy Indonesia Tbk	8,827,170	1,743,057
PT Astra International Tbk	5,023,139	2,016,596
PT Bank Central Asia Tbk	7,306,119	4,140,637
PT Bank Mandiri (Persero) Tbk	4,625,054	3,075,967
PT Bank Negara Indonesia (Persero) Tbk	3,265,280	1,998,440
	Shares	Value
Indonesia-(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	15,692,585	$4,805,439
PT Telkom Indonesia (Persero) Tbk	13,062,366	3,380,317
		21,160,453
Malaysia-0.48%
CIMB Group Holdings Bhd.	1,132,200	1,529,898
Malayan Banking Bhd.	782,100	1,603,775
Petronas Chemicals Group Bhd.	844,900	1,658,318
Public Bank Bhd.	1,729,100	1,721,175
		6,513,166
Mexico-3.49%
America Movil S.A.B. de C.V., Series L	11,348,748	11,879,966
Arca Continental S.A.B. de C.V.	204,968	1,813,531
Cemex S.A.B. de C.V., Series CPO(a)(d)	11,835,247	6,320,525
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	941,135	8,256,958
Grupo Financiero Banorte S.A.B. de C.V., Class O	867,173	7,204,455
Grupo Mexico S.A.B. de C.V., Class B	719,370	3,204,257
Grupo Televisa S.A.B., Series CPO(f)	1,206,114	1,477,490
Sitios Latinoamerica S.A.B. de C.V.(a)(c)	546,294	253,097
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,697,561	6,660,218
		47,070,497
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(a)(g)	1,976,600	0
Gazprom PJSC(g)	9,643,940	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
MMC Norilsk Nickel PJSC(g)	20,152	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(a)(g)	550,555	0
Novatek PJSC(g)	298,686	0
Novolipetsk Steel PJSC(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(g)	147,196	0
Sistema PJSFC(a)(g)	3,408,447	0
Surgutneftegas PJSC(g)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	3,563,458,267	0
		0
Saudi Arabia-2.77%
Al Rajhi Bank(a)	266,839	5,858,259
Alinma Bank	196,058	1,722,344
Etihad Etisalat Co.	150,374	1,419,567
Riyad Bank	238,862	1,968,518
Saudi Arabian Mining Co.(a)	137,732	2,720,068
Saudi Arabian Oil Co.(b)	598,206	5,260,296
Saudi Basic Industries Corp.	247,059	6,135,052
Saudi Electricity Co.	393,977	2,422,807
Saudi Kayan Petrochemical Co.(a)	286,779	1,020,612
Saudi National Bank (The)	286,346	3,622,023

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Saudi Telecom Co.	441,045	$4,351,604
Yanbu National Petrochemical Co., Class A	75,444	893,212
		37,394,362
Singapore-0.03%
Yangzijiang Financial Holding Ltd.(a)	1,301,347	368,524
South Africa-4.16%
Absa Group Ltd.	245,896	2,816,456
Aspen Pharmacare Holdings Ltd.	141,489	1,227,388
Bid Corp. Ltd.	89,391	1,844,754
Bidvest Group Ltd. (The)	92,219	1,191,410
Capitec Bank Holdings Ltd.	11,433	1,179,249
Discovery Ltd.(a)	126,940	1,005,177
Exxaro Resources Ltd.	105,415	1,320,330
FirstRand Ltd.	1,219,667	4,519,774
Foschini Group Ltd. (The)	148,443	927,625
Gold Fields Ltd.	247,465	2,826,375
Impala Platinum Holdings Ltd.	115,644	1,339,687
Kumba Iron Ore Ltd.(c)	27,299	834,547
Mr Price Group Ltd.	84,514	797,494
MTN Group Ltd.	529,279	4,470,188
Naspers Ltd., Class N	36,813	7,100,886
Nedbank Group Ltd.	168,776	2,185,634
Old Mutual Ltd.	1,637,310	1,113,897
Remgro Ltd.	140,235	1,126,547
Sanlam Ltd.	468,257	1,512,717
Sasol Ltd.	314,569	5,698,977
Shoprite Holdings Ltd.	159,485	2,204,260
Sibanye Stillwater Ltd.	825,327	2,184,764
Standard Bank Group Ltd.	320,460	3,185,384
Steinhoff International Holdings N.V.(a)	10,010,278	288,755
Vodacom Group Ltd.	159,031	1,113,285
Woolworths Holdings Ltd.(c)	469,798	2,032,848
		56,048,408
Taiwan-12.98%
Acer, Inc.	1,839,000	1,535,955
ASE Technology Holding Co. Ltd.	1,693,362	5,698,111
Asustek Computer, Inc.	287,641	2,624,131
AUO Corp.	5,061,615	2,846,966
Catcher Technology Co. Ltd.	296,000	1,761,802
Cathay Financial Holding Co. Ltd.	2,820,339	4,021,495
Chailease Holding Co. Ltd.	266,609	2,017,272
China Development Financial Holding Corp.	6,044,000	2,674,316
China Steel Corp.	4,839,653	5,123,494
Chunghwa Telecom Co. Ltd.	1,006,599	3,759,078
Compal Electronics, Inc.	1,810,000	1,365,632
CTBC Financial Holding Co. Ltd.	4,395,838	3,362,193
Delta Electronics, Inc.	540,506	5,240,741
E.Sun Financial Holding Co. Ltd.	2,189,073	1,793,371
Evergreen Marine Corp. Taiwan Ltd.	109,200	559,516
First Financial Holding Co. Ltd.	1,794,466	1,566,401
Formosa Chemicals & Fibre Corp.	426,920	1,029,745
Formosa Petrochemical Corp.	386,000	1,082,664
Formosa Plastics Corp.	1,170,280	3,492,495
Foxconn Technology Co. Ltd.	647,000	1,174,518
Fubon Financial Holding Co. Ltd.	2,395,762	4,830,911
Hon Hai Precision Industry Co. Ltd.	2,995,064	9,990,868
Innolux Corp.	6,211,705	2,543,021
Largan Precision Co. Ltd.	42,000	2,987,924
Lite-On Technology Corp.	563,313	1,250,845
	Shares	Value
Taiwan-(continued)
MediaTek, Inc.	222,091	$5,381,821
Mega Financial Holding Co. Ltd.	2,180,357	2,329,536
Micro-Star International Co. Ltd.	270,000	1,187,662
Nan Ya Plastics Corp.	947,940	2,392,415
Novatek Microelectronics Corp.	107,000	1,278,781
Pegatron Corp.	666,260	1,439,251
Powertech Technology, Inc.	503,200	1,406,789
President Chain Store Corp.	146,000	1,315,898
Quanta Computer, Inc.	1,097,000	2,742,951
Realtek Semiconductor Corp.	79,000	851,398
Shin Kong Financial Holding Co. Ltd.	10,792,998	3,244,897
Sino-American Silicon Products, Inc.	180,000	987,251
SinoPac Financial Holdings Co. Ltd.	2,251,350	1,303,065
Synnex Technology International Corp.	591,000	1,194,092
Taishin Financial Holding Co. Ltd.	2,520,008	1,371,680
Taiwan Cement Corp.	1,684,292	2,043,080
Taiwan Cooperative Financial Holding Co. Ltd.	1,607,950	1,421,997
Taiwan Semiconductor Manufacturing Co. Ltd.	3,140,000	55,396,482
Unimicron Technology Corp.	146,000	675,030
Uni-President Enterprises Corp.	676,941	1,522,751
United Microelectronics Corp.(a)	3,219,491	5,258,580
Walsin Technology Corp.	250,000	755,776
Wistron Corp.	1,424,875	1,498,094
Yageo Corp.	114,347	2,081,293
Yuanta Financial Holding Co. Ltd.	2,275,404	1,711,664
		175,125,699
Thailand-4.44%
Advanced Info Service PCL, NVDR	400,049	2,367,211
Bangkok Bank PCL, NVDR	766,863	3,696,949
Bangkok Dusit Medical Services PCL, NVDR	2,102,213	1,898,777
Banpu PCL, NVDR	4,912,835	1,733,736
Charoen Pokphand Foods PCL, NVDR	3,869,776	2,770,445
CP ALL PCL, NVDR	1,779,041	3,583,951
Indorama Ventures PCL, NVDR	999,191	1,228,133
IRPC PCL, NVDR	11,297,173	1,050,667
Kasikornbank PCL, NVDR	1,107,161	4,875,361
Krung Thai Bank PCL, NVDR	7,194,011	3,821,813
Land & Houses PCL, NVDR	4,718,659	1,417,470
PTT Exploration & Production PCL, NVDR	802,962	4,192,518
PTT Global Chemical PCL, NVDR	2,026,535	3,038,954
PTT PCL, NVDR	9,708,996	9,813,560
SCB X PCL, NVDR	1,624,095	5,130,957
Siam Cement PCL (The), NVDR	523,565	5,340,862
Thai Oil PCL, NVDR	1,417,784	2,491,907
TMBThanachart Bank PCL, NVDR	31,375,519	1,400,086
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	351,453	5,643
		59,859,000
Turkey-3.73%
Akbank T.A.S.	5,984,938	5,439,184
BIM Birlesik Magazalar A.S.	369,627	2,452,475
Eregli Demir ve Celik Fabrikalari T.A.S.	1,204,078	2,448,041
Haci Omer Sabanci Holding A.S.	2,154,982	4,484,984
KOC Holding A.S.	1,269,019	5,170,919
Turk Hava Yollari AO(a)	1,261,438	9,261,345
Turkcell Iletisim Hizmetleri A.S.	2,015,974	3,901,367
Turkiye Garanti Bankasi A.S.	1,246,711	1,599,771
Turkiye Halk Bankasi A.S.(a)	3,443,093	1,921,931

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkiye Is Bankasi A.S., Class C	8,387,425	$4,867,056
Turkiye Petrol Rafinerileri A.S.(a)	210,983	6,633,282
Yapi ve Kredi Bankasi A.S.	4,333,242	2,101,648
		50,282,003
United States-0.24%
JBS S.A.	826,440	3,259,369
Total Common Stocks & Other Equity Interests (Cost $1,316,049,556)		1,345,865,269
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(h)(i) (Cost $7,920,742)	7,920,742	7,920,742
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $1,323,970,298)		1,353,786,011
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 4.36%(h)(i)(j)	3,168,557	$3,168,557
Invesco Private Prime Fund, 4.59%(h)(i)(j)	7,487,033	7,489,279
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,657,770)		10,657,836
TOTAL INVESTMENTS IN SECURITIES-101.16% (Cost $1,334,628,068)		1,364,443,847
OTHER ASSETS LESS LIABILITIES-(1.16)%		(15,664,464)
NET ASSETS-100.00%		$1,348,779,383

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $28,256,747, which represented 2.10% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,531,729	$43,250,967	$(43,861,954)	$-	$-	$7,920,742	$80,504
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,383,737	9,031,255	(9,246,435)	-	-	3,168,557	40,054*
Invesco Private Prime Fund	8,698,849	20,881,371	(22,094,490)	298	3,251	7,489,279	109,596*
Total	$20,614,315	$73,163,593	$(75,202,879)	$298	$3,251	$18,578,578	$230,154

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Austria-0.76%
Verbund AG	20,275	$1,718,636
Belgium-0.77%
Elia Group S.A./N.V.	12,436	1,739,589
Canada-4.68%
Ballard Power Systems, Inc.(a)(b)	271,937	1,775,075
Boralex, Inc., Class A	60,762	1,695,334
Canadian Solar, Inc.(a)	47,527	1,999,461
Innergex Renewable Energy, Inc.	144,334	1,711,218
Li-Cycle Holdings Corp.(a)(b)	282,170	1,535,005
NFI Group, Inc.	227,456	1,842,694
		10,558,787
Chile-0.74%
Sociedad Quimica y Minera de Chile S.A., ADR(b)	17,040	1,662,082
China-10.73%
BYD Co. Ltd., H Shares	70,017	2,188,436
CALB Co. Ltd.(a)(c)	590,214	1,878,643
China Datang Corp. Renewable Power Co. Ltd., H Shares	5,864,210	1,930,161
Flat Glass Group Co. Ltd., H Shares(b)	594,110	1,856,937
Ganfeng Lithium Group Co. Ltd., H Shares(c)	207,718	1,889,418
JinkoSolar Holding Co. Ltd., ADR(a)(b)	34,635	1,952,722
NIO, Inc., ADR(a)(b)	151,750	1,831,623
Xinyi Energy Holdings Ltd.	5,693,420	2,091,847
Xinyi Solar Holdings Ltd.	1,374,868	1,782,046
Xpeng, Inc., ADR(a)(b)	193,641	2,060,340
Yadea Group Holdings Ltd.(c)	1,047,840	2,387,485
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	663,273	2,352,347
		24,202,005
Denmark-3.23%
NKT A/S(a)	32,724	2,030,380
Novozymes A/S, Class B(b)	30,362	1,573,108
Orsted A/S(c)	18,989	1,677,180
Vestas Wind Systems A/S	69,290	2,010,784
		7,291,452
France-3.37%
McPhy Energy S.A.(a)(b)	133,880	2,029,063
Neoen S.A.(c)	43,832	1,634,237
Nexans S.A.	18,414	1,941,858
SPIE S.A.	73,511	1,999,110
		7,604,268
Germany-6.38%
CropEnergies AG	110,703	1,435,535
Encavis AG	84,839	1,631,329
Energiekontor AG	18,762	1,599,553
Nordex SE(a)	147,024	2,217,892
PNE AG(b)	83,205	1,491,020
SFC Energy AG, BR(a)(b)	77,466	2,187,432
SMA Solar Technology AG(a)(b)	29,954	2,524,449
VERBIO Vereinigte BioEnergie AG	20,522	1,290,471
		14,377,681
Hong Kong-1.70%
Cadeler A.S.(a)	521,597	2,166,130
Polestar Automotive Holding UK PLC, ADR(a)(b)	298,062	1,669,147
		3,835,277
	Shares	Value
India-0.74%
ReNew Energy Global PLC, Class A(a)(b)	276,805	$1,660,830
Ireland-0.79%
Kingspan Group PLC	27,858	1,779,005
Israel-1.39%
Energix-Renewable Energies Ltd.	460,606	1,512,937
Enlight Renewable Energy Ltd.(a)	78,662	1,623,351
		3,136,288
Italy-1.74%
Prysmian S.p.A.	51,196	2,079,494
Terna Rete Elettrica Nazionale S.p.A.	233,430	1,838,503
		3,917,997
Japan-3.00%
Abalance Corp.(b)	85,528	1,779,682
GS Yuasa Corp.	112,443	1,954,102
RENOVA, Inc.(a)(b)	85,499	1,477,963
West Holdings Corp.(b)	52,105	1,550,589
		6,762,336
Netherlands-1.46%
Alfen N.V.(a)(b)(c)	18,108	1,671,234
Fugro N.V.(a)	121,917	1,616,702
		3,287,936
New Zealand-0.90%
Mercury NZ Ltd.	525,803	2,037,102
Norway-2.12%
Aker Horizons ASA(a)	1,172,760	1,686,652
FREYR Battery S.A.(a)(b)	116,364	1,025,167
NEL ASA(a)(b)	1,217,426	2,067,183
		4,779,002
South Africa-0.68%
Scatec ASA(c)	189,693	1,536,422
South Korea-12.65%
Bumhan Fuel Cell Co. Ltd.(a)	75,580	1,779,364
CS Wind Corp.	31,742	1,649,203
DaeMyoung Energy Co. Ltd.(a)	88,686	1,616,334
Dongkuk Structures & Construction Co. Ltd.(a)	409,502	1,615,668
Doosan Fuel Cell Co. Ltd.(a)(b)	63,486	1,711,102
Ecopro BM Co. Ltd.	19,738	1,599,166
Hyundai Energy Solutions Co. Ltd.(a)	37,421	1,585,790
Iljin Hysolus Co. Ltd.(a)	64,737	1,742,192
Iljin Materials Co. Ltd.(a)	34,660	1,767,047
L&F Co. Ltd.(b)	9,976	1,668,336
LG Energy Solution Ltd.(a)	3,861	1,633,042
Samsung SDI Co. Ltd.	3,205	1,782,290
Sebitchem Co. Ltd.	20,585	1,500,676
SK IE Technology Co. Ltd.(a)(b)(c)	35,460	1,928,738
Sungeel Hitech Co. Ltd.(a)	18,023	1,531,911
VINATech Co. Ltd.(a)	55,045	1,867,884
W-Scope Chungju Plant Co. Ltd.(a)(b)	42,618	1,548,267
		28,527,010
Spain-4.91%
Acciona S.A.(b)	8,982	1,746,128
Corp ACCIONA Energias Renovables S.A.	43,314	1,764,986
EDP Renovaveis S.A.(b)	76,342	1,653,665
Grenergy Renovables S.A.(a)	50,324	1,811,247
Solaria Energia y Medio Ambiente S.A.(a)	95,191	1,942,035
Soltec Power Holdings S.A.(a)	354,266	2,148,833
		11,066,894
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Sweden-2.56%
Nibe Industrier AB, Class B	189,732	$2,035,988
OX2 AB(a)	229,254	1,761,589
PowerCell Sweden AB(a)(b)	148,358	1,973,894
		5,771,471
Switzerland-0.80%
Landis+Gyr Group AG(a)(b)	24,785	1,815,543
Taiwan-3.26%
Motech Industries, Inc.	2,101,684	2,029,936
Sino-American Silicon Products, Inc.	334,000	1,807,660
Teco Electric and Machinery Co. Ltd.	1,870,000	1,787,477
United Renewable Energy Co. Ltd.(a)	2,471,141	1,736,589
		7,361,662
United Kingdom-1.75%
Ceres Power Holdings PLC(a)(b)	365,754	2,135,679
ITM Power PLC(a)(b)	1,455,041	1,814,589
		3,950,268
United States-28.73%
Altus Power, Inc.(a)(b)	229,820	1,843,156
Ameresco, Inc., Class A(a)(b)	27,458	1,770,217
Archer Aviation, Inc., Class A(a)	649,309	1,882,996
Array Technologies, Inc.(a)	83,054	1,846,290
Bloom Energy Corp., Class A(a)(b)	79,429	1,980,165
Brookfield Renewable Corp., Class A(b)	54,126	1,706,052
Canoo, Inc.(a)(b)	1,188,192	1,425,830
ChargePoint Holdings, Inc.(a)(b)	127,679	1,550,023
Enphase Energy, Inc.(a)	5,808	1,285,775
EVgo, Inc.(a)(b)	239,925	1,653,083
First Solar, Inc.(a)	10,941	1,943,122
Fisker, Inc.(a)(b)	203,335	1,514,846
FuelCell Energy, Inc.(a)(b)	451,329	1,651,864
Gevo, Inc.(a)(b)	707,142	1,499,141
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	55,484	2,047,914
Hubbell, Inc.	6,998	1,601,912
Itron, Inc.(a)	32,109	1,845,304
Livent Corp.(a)(b)	58,182	1,508,077
Lordstown Motors Corp., Class A(a)(b)	1,021,428	1,338,071
Lucid Group, Inc.(a)(b)	141,314	1,651,961
Maxeon Solar Technologies Ltd.(a)(b)	79,791	1,752,210
	Shares	Value
United States-(continued)
Montauk Renewables, Inc.(a)(b)	143,050	$1,589,286
Navitas Semiconductor Corp.(a)(b)	319,898	1,586,694
Ormat Technologies, Inc.(b)	17,643	1,632,860
Plug Power, Inc.(a)(b)	99,466	1,692,911
Proterra, Inc.(a)(b)	256,482	1,308,058
QuantumScape Corp.(a)(b)	215,369	1,832,790
REC Silicon ASA(a)(b)	877,208	1,242,710
Rivian Automotive, Inc., Class A(a)(b)	49,690	963,986
Shoals Technologies Group, Inc., Class A(a)	63,745	1,777,848
Signify N.V.	54,581	1,961,500
SolarEdge Technologies, Inc.(a)	6,065	1,935,524
Solid Power, Inc.(a)(b)	324,053	1,085,578
Stem, Inc.(a)(b)	123,351	1,216,241
Sunnova Energy International, Inc.(a)(b)	75,027	1,461,526
SunPower Corp.(a)(b)	76,911	1,340,559
Sunrun, Inc.(a)(b)	55,733	1,464,663
TPI Composites, Inc.(a)(b)	147,395	1,923,505
Universal Display Corp.	15,398	2,040,697
Wolfspeed, Inc.(a)(b)	18,619	1,433,849
		64,788,794
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $255,006,173)		225,168,337
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.52%
Invesco Private Government Fund, 4.36%(d)(e)(f)	19,161,848	19,161,848
Invesco Private Prime Fund, 4.59%(d)(e)(f)	49,646,436	49,661,329
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,816,333)		68,823,177
TOTAL INVESTMENTS IN SECURITIES-130.36% (Cost $323,822,506)		293,991,514
OTHER ASSETS LESS LIABILITIES-(30.36)%		(68,467,096)
NET ASSETS-100.00%		$225,524,418

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $16,955,704, which represented 7.52% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,238,507	$(4,238,507)	$-	$-	$-	$1,266
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,922,611	20,869,104	(21,629,867)	-	-	19,161,848	195,297*
Invesco Private Prime Fund	51,352,081	45,335,411	(47,041,470)	7,759	7,548	49,661,329	535,171*
Total	$71,274,692	$70,443,022	$(72,909,844)	$7,759	$7,548	$68,823,177	$731,734

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Brazil-5.72%
Cia de Saneamento Basico do Estado de Sao Paulo	1,497,541	$16,371,197
Canada-1.65%
Stantec, Inc.	90,867	4,723,300
China-2.02%
Beijing Enterprises Water Group Ltd.	4,174,859	1,065,212
China Water Affairs Group Ltd.	1,037,435	901,306
Guangdong Investment Ltd.	3,510,821	3,811,558
		5,778,076
France-4.37%
Veolia Environnement S.A.	423,996	12,515,875
India-0.01%
VA Tech Wabag Ltd.(a)	7,548	29,251
Italy-0.99%
ACEA S.p.A.	47,610	726,999
Hera S.p.A.(b)	741,205	2,117,918
		2,844,917
Japan-7.77%
Ebara Corp.	127,102	5,346,211
Ebara Jitsugyo Co. Ltd.	4,642	90,630
Kurita Water Industries Ltd.	97,512	4,379,023
METAWATER Co. Ltd.	36,746	482,901
Miura Co. Ltd.	89,313	2,218,317
Nomura Micro Science Co. Ltd.	22,458	811,662
Organo Corp.	67,565	1,706,725
Torishima Pump Manufacturing Co. Ltd.	17,833	207,751
TOTO Ltd.	181,461	7,004,762
		22,247,982
Netherlands-1.46%
Aalberts N.V.	61,084	2,869,218
Arcadis N.V.	30,266	1,305,613
		4,174,831
South Korea-0.81%
Coway Co. Ltd.(a)	50,983	2,309,507
Spain-1.93%
Acciona S.A.	28,419	5,524,740
Switzerland-5.54%
Belimo Holding AG(b)	5,685	2,976,310
Geberit AG	22,883	12,891,691
		15,868,001
	Shares	Value
United Kingdom-13.46%
Genuit Group PLC	219,445	$883,420
Halma PLC	355,610	9,403,769
Pennon Group PLC	363,731	4,108,470
Severn Trent PLC	246,980	8,562,255
Spirax-Sarco Engineering PLC	49,442	7,018,092
United Utilities Group PLC	657,651	8,565,936
		38,541,942
United States-54.06%
A.O. Smith Corp.	100,939	6,833,570
American Water Works Co., Inc.	70,709	11,065,251
Danaher Corp.	78,496	20,752,773
Ecolab, Inc.	71,621	11,089,080
Essential Utilities, Inc.	105,280	4,919,734
Ferguson PLC	192,496	26,921,159
IDEX Corp.	37,562	9,002,860
Pentair PLC	392,798	21,753,153
Roper Technologies, Inc.	48,901	20,868,502
Tetra Tech, Inc.	22,098	3,436,681
Waters Corp.(a)	29,578	9,718,739
Xylem, Inc.	81,218	8,447,484
		154,808,986
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $242,719,919)		285,738,605
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.67%
Invesco Private Government Fund, 4.36%(c)(d)(e)	538,473	538,473
Invesco Private Prime Fund, 4.59%(c)(d)(e)	1,384,355	1,384,771
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,923,174)		1,923,244
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $244,643,093)		287,661,849
OTHER ASSETS LESS LIABILITIES-(0.46)%		(1,330,539)
NET ASSETS-100.00%		$286,331,310
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$590,498	$(590,498)	$-	$-	$-	$629
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
January 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$875,923	$3,461,440	$(3,798,890)	$-	$-	$538,473	$13,201*
Invesco Private Prime Fund	2,251,823	7,028,098	(7,896,553)	65	1,338	1,384,771	36,016*
Total	$3,127,746	$11,080,036	$(12,285,941)	$65	$1,338	$1,923,244	$49,846

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.98%
Australia-1.72%
Boral Ltd.(a)	160,405	$390,929
Eclipx Group Ltd.(b)	116,042	167,071
Orora Ltd.	486,585	1,026,708
		1,584,708
Brazil-5.10%
Vale S.A.	253,840	4,711,903
Canada-23.71%
Artis REIT	38,585	274,709
Canaccord Genuity Group, Inc.	60,096	518,383
CGI, Inc., Class A(b)	49,610	4,239,910
CI Financial Corp.	105,638	1,256,398
Dollarama, Inc.	36,557	2,179,968
Dream Office REIT	16,683	204,795
Element Fleet Management Corp.	156,909	2,210,731
Fairfax Financial Holdings Ltd.	3,609	2,382,478
Imperial Oil Ltd.	43,896	2,392,264
Interfor Corp.(b)	31,164	621,482
Real Matters, Inc.(a)(b)	38,759	153,950
Stelco Holdings, Inc.	20,375	790,508
Suncor Energy, Inc.	134,807	4,665,483
		21,891,059
Colombia-1.22%
Parex Resources, Inc.	66,105	1,122,103
Denmark-2.18%
Jyske Bank A/S(b)	28,038	2,012,943
Finland-0.72%
Citycon OYJ	88,562	666,750
France-2.63%
Carrefour S.A.(a)	128,002	2,428,621
Germany-2.32%
Scout24 SE(c)	36,931	2,141,015
Hong Kong-2.45%
WH Group Ltd.	3,673,122	2,258,638
Ireland-0.34%
Glenveagh Properties PLC(b)(c)	309,298	316,094
Japan-29.15%
Dai-ichi Life Holdings, Inc.	188,285	4,423,696
Fukuyama Transporting Co. Ltd.	13,726	355,064
Gree, Inc.	22,530	122,634
GungHo Online Entertainment, Inc.(b)	24,679	411,341
Hazama Ando Corp.(a)	54,452	361,591
Hogy Medical Co. Ltd.	9,825	254,606
Inabata & Co. Ltd.	14,305	277,736
Inpex Corp.	201,953	2,227,717
JAFCO Group Co. Ltd.	19,588	349,592
Japan Post Holdings Co. Ltd.	508,204	4,459,088
Japan Post Insurance Co. Ltd.	68,622	1,227,756
K’s Holdings Corp.	70,589	623,902
Marui Group Co. Ltd.	68,875	1,174,038
Mebuki Financial Group, Inc.	359,686	934,860
Megachips Corp.	5,834	121,773
Mitsubishi Shokuhin Co. Ltd.	7,202	173,710
Morinaga Milk Industry Co. Ltd.	15,023	555,081
Nishimatsu Construction Co. Ltd.	17,052	533,113
Nitto Kogyo Corp.(a)	10,296	192,864
Ricoh Co. Ltd.	165,038	1,285,949
	Shares	Value
Japan-(continued)
Sega Sammy Holdings, Inc.	62,950	$998,409
SoftBank Group Corp.	99,926	4,767,222
Starts Corp., Inc.	12,677	252,215
Sumitomo Osaka Cement Co. Ltd.	10,045	264,416
Suruga Bank Ltd.	76,699	250,476
Tokushu Tokai Paper Co. Ltd.(a)	4,440	99,601
Yamazen Corp.	26,448	216,777
		26,915,227
Luxembourg-2.72%
ArcelorMittal S.A.	81,463	2,516,256
Netherlands-2.57%
Akzo Nobel N.V.	32,001	2,377,860
Poland-0.41%
Cyfrowy Polsat S.A.	89,213	377,176
South Korea-1.91%
Meritz Fire & Marine Insurance Co. Ltd.(b)	22,258	982,320
Meritz Securities Co. Ltd.(b)	149,060	784,398
		1,766,718
Switzerland-0.92%
Forbo Holding AG	648	847,778
Turkey-0.94%
Arcelik A.S.	151,486	865,899
United Kingdom-12.28%
Balanced Commercial Property Trust Ltd.	399,562	390,570
Firstgroup PLC(a)	357,909	477,634
NatWest Group PLC	1,339,516	5,089,211
Pennon Group PLC	158,299	1,793,241
Quilter PLC(a)(c)	723,130	862,387
Victoria PLC(a)(b)	36,930	206,409
WPP PLC	216,557	2,522,608
		11,342,060
United States-7.69%
JBS S.A.	510,700	2,014,133
RHI Magnesita N.V.	25,639	851,937
Roche Holding AG	13,609	4,238,221
		7,104,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.98% (Cost $90,441,342)		93,247,099
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.84%
Invesco Private Government Fund, 4.36%(d)(e)(f)	734,048	734,048
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,887,308	1,887,874
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,622,080)		2,621,922
TOTAL INVESTMENTS IN SECURITIES-103.82% (Cost $93,063,422)		95,869,021
OTHER ASSETS LESS LIABILITIES-(3.82)%		(3,526,847)
NET ASSETS-100.00%		$92,342,174
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $3,319,496, which represented 3.59% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$498,058	$(498,058)	$-	$-	$-	$137
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,081,717	7,526,668	(7,874,337)	-	-	734,048	16,818*
Invesco Private Prime Fund	2,768,002	11,918,511	(12,800,142)	(196)	1,699	1,887,874	44,770*
Total	$3,849,719	$19,943,237	$(21,172,537)	$(196)	$1,699	$2,621,922	$61,725

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.36%
Austria-4.02%
Mondi PLC	138,896	$2,604,254
Brazil-4.51%
Dexco S.A.	107,795	159,635
Klabin S.A.	214,534	814,913
Suzano S.A.	213,953	1,948,141
		2,922,689
Canada-4.38%
Canfor Corp.(a)	17,688	334,181
Cascades, Inc.	19,542	134,884
Interfor Corp.(a)	15,817	315,427
Stella-Jones, Inc.	16,145	585,859
West Fraser Timber Co. Ltd.	16,881	1,463,606
		2,833,957
Chile-0.86%
Empresas CMPC S.A.	323,942	555,109
China-0.70%
Chengxin Lithium Group Co. Ltd., A Shares	14,700	92,982
Lee & Man Paper Manufacturing Ltd.	363,042	158,860
Shandong Chenming Paper Holdings Ltd., B Shares(a)	159,600	50,699
Shandong Sun Paper Industry JSC Ltd., A Shares	47,200	78,027
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	15,000	69,795
		450,363
Finland-10.62%
Huhtamaki OYJ(b)	27,581	1,028,033
Metsa Board OYJ	51,787	460,914
Stora Enso OYJ, Class R	157,675	2,242,427
UPM-Kymmene OYJ	87,163	3,147,559
		6,878,933
Germany-0.25%
Mercer International, Inc.(b)	12,942	164,752
Hong Kong-0.64%
Nine Dragons Paper Holdings Ltd.	465,716	417,083
Indonesia-0.99%
PT Indah Kiat Pulp & Paper Corp. Tbk	790,138	438,819
PT Pabrik Kertas Tjiwi Kimia Tbk	410,158	200,428
		639,247
Ireland-4.54%
Smurfit Kappa Group PLC	70,351	2,936,234
Israel-0.20%
Infinya Ltd.	1,230	127,861
Japan-3.20%
Daiken Corp.	3,506	59,069
Daio Paper Corp.(b)	23,613	181,575
Hokuetsu Corp.	35,615	228,405
Nippon Paper Industries Co. Ltd.(b)	28,155	209,141
Oji Holdings Corp.	232,985	960,283
Rengo Co. Ltd.	52,741	371,087
Tokushu Tokai Paper Co. Ltd.(b)	2,765	61,851
		2,071,411
	Shares	Value
Norway-0.32%
Elopak ASA	34,087	$81,564
Norske Skog ASA(a)(c)	18,648	127,515
		209,079
Portugal-0.59%
Altri SGPS S.A.(b)	20,631	103,696
Navigator Co. S.A. (The)(b)	61,482	214,607
Semapa-Sociedade de Investimento e Gestao	4,815	63,380
		381,683
Russia-0.00%
Segezha Group PJSC(c)(d)	1,310,077	0
Saudi Arabia-0.13%
Middle East Paper Co.	10,779	86,737
South Africa-0.76%
Sappi Ltd.	166,443	491,378
South Korea-0.10%
Dongwha Enterprise Co. Ltd.(a)	1,483	64,049
Spain-0.30%
Ence Energia y Celulosa S.A.	41,111	134,839
Miquel y Costas & Miquel S.A.	4,439	59,009
		193,848
Sweden-6.55%
Billerud AB(b)	63,721	737,035
Holmen AB, Class B	26,972	1,107,239
Svenska Cellulosa AB S.C.A., Class B	173,337	2,395,639
		4,239,913
Switzerland-3.30%
SIG Group AG(a)	86,801	2,137,076
Taiwan-1.15%
Cheng Loong Corp.	214,000	207,407
Chung Hwa Pulp Corp.	116,000	65,099
Longchen Paper & Packaging Co. Ltd.	207,000	129,267
Shihlin Paper Corp.(a)	45,000	71,715
YFY, Inc.	312,000	268,097
		741,585
Thailand-0.96%
Polyplex Thailand PCL, NVDR	62,613	47,894
SCG Packaging PCL, NVDR	364,237	576,534
		624,428
United Kingdom-2.62%
DS Smith PLC	390,277	1,698,463
United States-47.67%
Amcor PLC	261,792	3,157,212
Avery Dennison Corp.	16,428	3,112,120
Clearwater Paper Corp.(a)	4,956	191,351
Graphic Packaging Holding Co.(b)	88,223	2,125,292
International Paper Co.	86,396	3,613,081
Louisiana-Pacific Corp.(b)	21,189	1,442,759
Packaging Corp. of America(b)	23,994	3,423,944
Pactiv Evergreen, Inc.	12,742	146,660
PotlatchDeltic Corp.(b)	22,733	1,112,780
Ranpak Holdings Corp.(a)(b)	12,242	93,774
Rayonier, Inc.(b)	41,428	1,507,565
Resolute Forest Products, Inc.(a)	13,584	293,293
Sealed Air Corp.	41,432	2,268,816
Sonoco Products Co.	27,946	1,707,780
Sylvamo Corp.	11,467	545,026
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
WestRock Co.	72,519	$2,845,646
Weyerhaeuser Co.	95,162	3,276,428
		30,863,527
Total Common Stocks & Other Equity Interests (Cost $56,956,589)		64,333,659
Exchange-Traded Funds-0.52%
India-0.52%
Invesco India ETF(e) (Cost $406,100)	15,865	337,607
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $18,463)	18,463	18,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $57,381,152)		64,689,729
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.51%
Invesco Private Government Fund, 4.36%(e)(f)(g)	1,725,083	$1,725,083
Invesco Private Prime Fund, 4.59%(e)(f)(g)	4,435,649	4,436,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,162,285)		6,162,062
TOTAL INVESTMENTS IN SECURITIES-109.42% (Cost $63,543,437)		70,851,791
OTHER ASSETS LESS LIABILITIES-(9.42)%		(6,100,592)
NET ASSETS-100.00%		$64,751,199

Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $127,515, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Invesco India ETF	$384,979	$20,502	$(64,399)	$(49,976)	$46,501	$337,607	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	67,536	1,446,884	(1,495,957)	-	-	18,463	611
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,110,750	4,101,601	(3,487,268)	-	-	1,725,083	11,081*
Invesco Private Prime Fund	2,855,522	11,184,468	(9,603,707)	(235)	931	4,436,979	30,302*
Total	$4,418,787	$16,753,455	$(14,651,331)	$(50,211)	$47,432	$6,518,132	$41,994

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.15%
Australia-2.76%
Centuria Office REIT	10,035	$11,361
Cromwell Property Group(a)	36,510	18,719
Growthpoint Properties Australia Ltd.	6,859	15,818
Vicinity Ltd.	94,019	137,094
		182,992
Austria-0.48%
CA Immobilien Anlagen AG	1,018	31,775
Canada-1.50%
First Capital REIT	2,602	35,002
RioCan REIT	3,719	64,327
		99,329
China-0.30%
Guangzhou R&F Properties Co. Ltd., H Shares(b)	38,476	10,554
SOHO China Ltd.(b)	47,538	9,218
		19,772
Finland-0.24%
Citycon OYJ(a)	2,099	15,803
France-8.63%
Carmila S.A.	1,445	21,823
Covivio	1,143	78,388
Gecina S.A.	1,116	132,129
Klepierre S.A.	5,239	132,896
Mercialys S.A.	1,983	22,012
Unibail-Rodamco-Westfield SE(a)(b)	2,856	184,506
		571,754
Germany-0.10%
Deutsche EuroShop AG(a)	280	6,599
Hong Kong-11.37%
Champion REIT	67,220	29,848
Henderson Land Development Co. Ltd.	34,214	126,362
Sun Hung Kai Properties Ltd.	35,101	499,329
Swire Properties Ltd.	27,717	78,086
Yuexiu REIT	60,978	19,973
		753,598
Israel-0.06%
Property & Building Corp. Ltd.(b)	62	3,896
Japan-24.26%
Activia Properties, Inc.	18	53,946
Advance Logistics Investment Corp.	16	17,233
AEON REIT Investment Corp.	41	45,348
CRE Logistics REIT, Inc.	13	17,676
Daiwa House REIT Investment Corp.	53	115,399
Daiwa Office Investment Corp.	8	37,649
Frontier Real Estate Investment Corp.	12	46,309
Fukuoka REIT Corp.	16	20,589
Global One Real Estate Investment Corp.	25	20,691
GLP J-Reit	103	116,710
Hulic Reit, Inc.	33	39,455
Isetan Mitsukoshi Holdings Ltd.	7,726	84,124
Japan Excellent, Inc.	30	28,630
Japan Metropolitan Fund Investment Corp.	168	130,045
Japan Real Estate Investment Corp.	30	128,805
LaSalle Logiport REIT	43	52,168
Mitsubishi Estate Logistics REIT Investment Corp.	12	37,768
Mori Hills REIT Investment Corp.	39	44,345
Nippon Building Fund, Inc.	37	162,008
Nippon Prologis REIT, Inc.	51	115,915
	Shares	Value
Japan-(continued)
Nomura Real Estate Master Fund, Inc.	103	$120,591
One REIT, Inc.	7	13,283
ORIX JREIT, Inc.	63	86,746
Sekisui House REIT, Inc.	103	56,339
SOSiLA Logistics REIT, Inc.	16	15,937
		1,607,709
Netherlands-0.57%
Eurocommercial Properties N.V.	1,044	26,106
Wereldhave N.V.(a)	804	12,051
		38,157
Singapore-13.23%
CapitaLand Ascendas REIT	81,729	180,203
CapitaLand India Trust	27,031	24,975
CapitaLand Integrated Commercial Trust	127,937	209,863
City Developments Ltd.	9,428	59,836
Digital Core REIT Management Pte Ltd.	18,564	11,785
Frasers Centrepoint Trust	26,025	44,165
Frasers Logistics & Commercial Trust(c)	71,389	68,707
Keppel REIT	46,328	34,149
Lendlease Global Commercial REIT	45,028	24,946
Manulife US REIT(c)	39,305	13,043
Mapletree Pan Asia Commercial Trust	56,643	78,908
OUE Commercial REIT	57,765	15,456
Paragon REIT	29,556	21,984
Prime US REIT(c)	15,883	8,308
Starhill Global REIT	41,987	18,266
Suntec REIT	58,083	62,062
		876,656
Spain-2.17%
Inmobiliaria Colonial SOCIMI S.A.	7,128	51,938
Lar Espana Real Estate SOCIMI S.A.	1,637	8,161
Merlin Properties SOCIMI S.A.	8,035	78,520
Neinor Homes S.A.(c)	559	5,628
		144,247
Sweden-1.34%
Atrium Ljungberg AB, Class B	1,050	18,770
Fabege AB	6,190	58,557
Platzer Fastigheter Holding AB, Class B	1,331	11,670
		88,997
United Kingdom-4.57%
Berkeley Group Holdings PLC	2,603	133,388
Crest Nicholson Holdings PLC	5,667	16,995
Land Securities Group PLC	17,393	152,304
		302,687
United States-27.57%
Alexandria Real Estate Equities, Inc.	3,762	604,704
Boston Properties, Inc.	3,632	270,729
Brandywine Realty Trust	4,025	26,404
Cousins Properties, Inc.(a)	3,694	101,289
Douglas Emmett, Inc.(a)	4,245	71,104
Empire State Realty Trust, Inc., Class A(a)	3,365	28,064
Equity Commonwealth	2,886	73,651
Highwoods Properties, Inc.	2,579	78,324
Hudson Pacific Properties, Inc.	3,281	37,371
JBG SMITH Properties	2,527	50,894
KB Home	1,800	69,210
Kilroy Realty Corp.	2,556	104,898
Meritage Homes Corp.(b)	854	91,967
Paramount Group, Inc.(a)	4,272	27,554
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Piedmont Office Realty Trust, Inc., Class A	3,024	$32,054
SL Green Realty Corp.	1,530	62,960
Vornado Realty Trust	3,930	95,853
		1,827,030
Total Common Stocks & Other Equity Interests (Cost $7,594,384)		6,571,001
Exchange-Traded Funds-0.58%
India-0.58%
Invesco India ETF (Cost $45,934)	1,824	38,815
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $7,640,318)		6,609,816
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.93%
Invesco Private Government Fund, 4.36%(d)(e)(f)	128,508	$128,508
Invesco Private Prime Fund, 4.59%(d)(e)(f)	330,384	330,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $458,994)		458,992
TOTAL INVESTMENTS IN SECURITIES-106.66% (Cost $8,099,312)		7,068,808
OTHER ASSETS LESS LIABILITIES-(6.66)%		(441,214)
NET ASSETS-100.00%		$6,627,594

Investment Abbreviations:
ETF-Exchange-Traded Fund
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $95,686, which represented 1.44% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$32,365	$190,920	$(223,285)	$-	$-	$-	$118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,360	493,718	(397,570)	-	-	128,508	990*
Invesco Private Prime Fund	83,181	1,013,185	(765,972)	(5)	95	330,484	2,667*
Total	$147,906	$1,697,823	$(1,386,827)	$(5)	$95	$458,992	$3,775

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Austria-1.01%
Wienerberger AG	347,025	$10,364,383
Brazil-2.69%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	2,517,173	27,714,075
Canada-2.06%
Stantec, Inc.	407,846	21,199,984
China-1.19%
Beijing Enterprises Water Group Ltd.	34,194,466	8,724,691
China Lesso Group Holdings Ltd.	3,083,000	3,504,415
		12,229,106
France-3.99%
Veolia Environnement S.A.	1,391,921	41,087,911
Italy-1.30%
Interpump Group S.p.A.	257,007	13,336,477
Japan-4.31%
Ebara Corp.	245,988	10,346,836
Kurita Water Industries Ltd.(a)	664,059	29,821,251
Organo Corp.	166,991	4,218,274
		44,386,361
Netherlands-1.36%
Aalberts N.V.	298,799	14,035,092
South Korea-0.76%
Coway Co. Ltd.(b)	171,910	7,787,448
Switzerland-7.78%
Belimo Holding AG	30,562	16,000,350
Geberit AG(a)	74,687	42,076,725
Georg Fischer AG	254,743	17,398,774
Sulzer AG(a)	54,271	4,583,869
		80,059,718
United Kingdom-14.74%
Pennon Group PLC	1,921,972	21,709,351
Severn Trent PLC(a)	1,866,059	64,692,171
United Utilities Group PLC(a)	5,022,584	65,419,404
		151,820,926
United States-58.61%
Advanced Drainage Systems, Inc.(a)	396,304	39,963,295
American States Water Co.(a)	272,234	25,636,276
American Water Works Co., Inc.	500,036	78,250,634
	Shares	Value
United States-(continued)
Badger Meter, Inc.	181,811	$21,071,895
California Water Service Group	403,802	24,700,568
Core & Main, Inc., Class A(a)(b)	336,807	7,433,331
Ecolab, Inc.	261,613	40,505,541
Energy Recovery, Inc.(a)(b)	347,833	7,697,544
Essential Utilities, Inc.	1,237,663	57,835,992
Evoqua Water Technologies Corp.(a)(b)	754,646	36,607,878
Franklin Electric Co., Inc.	241,686	21,824,246
Lindsay Corp.	68,205	10,682,267
Middlesex Water Co.(a)	129,919	10,895,007
Montrose Environmental Group, Inc.(a)(b)	100,667	5,452,125
Mueller Water Products, Inc., Class A	968,063	12,245,997
Pentair PLC(a)	510,910	28,294,196
Reliance Worldwide Corp. Ltd.(a)	2,453,934	6,069,369
Select Energy Services, Inc., Class A	613,848	5,389,585
SJW Group(a)	196,515	15,212,226
Tetra Tech, Inc.	195,114	30,344,129
TETRA Technologies, Inc.(a)(b)	422,728	1,674,003
Valmont Industries, Inc.(a)	66,258	21,847,250
Watts Water Technologies, Inc., Class A	127,116	20,786,008
Xylem, Inc.(a)	702,717	73,089,595
		603,508,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $794,821,209)		1,027,530,438
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.52%
Invesco Private Government Fund, 4.36%(c)(d)(e)	15,919,392	15,919,392
Invesco Private Prime Fund, 4.59%(c)(d)(e)	40,933,759	40,946,039
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,864,221)		56,865,431
TOTAL INVESTMENTS IN SECURITIES-105.32% (Cost $851,685,430)		1,084,395,869
OTHER ASSETS LESS LIABILITIES-(5.32)%		(54,747,528)
NET ASSETS-100.00%		$1,029,648,341
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,455,312	$(12,455,312)	$-	$-	$-	$4,614
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,467,571	31,104,078	(41,652,257)	-	-	15,919,392	162,203*
Invesco Private Prime Fund	67,629,085	77,963,313	(104,659,725)	(384)	13,750	40,946,039	443,162*
Total	$94,096,656	$121,522,703	$(158,767,294)	$(384)	$13,750	$56,865,431	$609,979

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-14.01%
AGL Energy Ltd.(a)	12,764	$68,805
Aristocrat Leisure Ltd.	13,677	327,290
ASX Ltd.	3,582	174,084
BHP Group Ltd.	173,757	6,045,983
BlueScope Steel Ltd.	8,010	108,144
Charter Hall Group	13,911	134,979
Cochlear Ltd.	1,527	228,596
Domino’s Pizza Enterprises Ltd.	1,288	68,705
Fortescue Metals Group Ltd.	38,714	606,703
Glencore PLC	315,313	2,100,842
Goodman Group	38,657	543,976
IDP Education Ltd.	4,733	104,055
Incitec Pivot Ltd.	39,621	96,041
James Hardie Industries PLC, CDI	10,068	223,120
JB Hi-Fi Ltd.(a)	3,062	104,387
Lynas Rare Earths Ltd.(b)	22,529	149,067
Medibank Pvt. Ltd.	60,991	126,353
Pilbara Minerals Ltd.(b)	58,329	195,232
Pro Medicus Ltd.(a)	1,409	66,372
Rio Tinto PLC	27,330	2,126,090
Sonic Healthcare Ltd.	10,515	233,989
South32 Ltd.	107,683	344,490
Wesfarmers Ltd.	22,927	802,121
Whitehaven Coal Ltd.	35,268	208,754
WiseTech Global Ltd.	3,633	154,982
Woolworths Group Ltd.	35,826	910,832
Yancoal Australia Ltd.	13,996	58,089
		16,312,081
Austria-0.34%
Mondi PLC	9,768	183,147
OMV AG	3,120	155,362
Verbund AG	648	54,928
		393,437
Belgium-0.08%
Warehouses De Pauw C.V.A.(a)	2,901	91,557
Brazil-0.15%
Yara International ASA	3,951	174,840
Canada-6.63%
Canadian National Railway Co.	11,871	1,409,022
Canadian Natural Resources Ltd.	31,524	1,929,452
CGI, Inc., Class A(b)	4,571	390,660
Gildan Activewear, Inc.	3,946	123,376
Imperial Oil Ltd.	5,264	286,880
Intact Financial Corp.	3,438	497,349
Nutrien Ltd.	12,490	1,030,950
Pembina Pipeline Corp.	11,208	396,545
Suncor Energy, Inc.	32,144	1,112,459
Toromont Industries Ltd.	1,714	136,532
Tourmaline Oil Corp.	8,890	413,137
		7,726,362
China-1.85%
Budweiser Brewing Co. APAC Ltd.(c)	30,355	95,651
Prosus N.V.(b)	25,635	2,055,216
		2,150,867
Denmark-6.68%
AP Moller - Maersk A/S, Class B	160	346,054
Coloplast A/S, Class B	2,643	317,401
Genmab A/S(b)	1,297	505,939
	Shares	Value
Denmark-(continued)
Novo Nordisk A/S, Class B	44,012	$6,059,055
Novozymes A/S, Class B(a)	3,558	184,346
Orsted A/S(c)	4,122	364,071
		7,776,866
Finland-1.46%
Elisa OYJ	3,155	179,479
Kesko OYJ, Class B	5,348	124,121
Kone OYJ, Class B	9,710	527,699
Metso Outotec OYJ	12,674	144,735
Orion OYJ, Class B	2,594	138,579
Sampo OYJ, Class A	11,137	582,633
		1,697,246
France-6.08%
Airbus SE	16,921	2,110,422
Bollore SE	22,375	124,661
Dassault Aviation S.A.	447	76,072
Hermes International	843	1,569,694
Kering S.A.	1,673	1,036,577
L’Oreal S.A.	4,784	1,964,222
Sartorius Stedim Biotech	559	193,605
		7,075,253
Germany-2.03%
adidas AG	3,981	637,207
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	1,142	135,189
Hapag-Lloyd AG(a)(c)	278	60,566
Mercedes-Benz Group AG	16,802	1,243,589
Nemetschek SE	1,093	58,011
Sartorius AG, Preference Shares	514	229,042
		2,363,604
Hong Kong-0.98%
Hong Kong Exchanges & Clearing Ltd.	25,404	1,142,095
Israel-0.57%
Check Point Software Technologies Ltd.(b)	2,557	325,250
Delek Group Ltd.(b)	437	47,172
ICL Group Ltd.	18,285	143,933
Phoenix Holdings Ltd. (The)	4,950	52,846
Plus500 Ltd.	4,292	98,227
		667,428
Italy-0.95%
Banca Mediolanum S.p.A.	6,731	64,081
Ferrari N.V.	2,970	738,333
FinecoBank Banca Fineco S.p.A.	12,922	230,859
Recordati Industria Chimica e Farmaceutica S.p.A.	1,830	79,757
		1,113,030
Japan-9.71%
Advantest Corp.	3,890	275,197
Bandai Namco Holdings, Inc.	4,820	320,827
BayCurrent Consulting, Inc.	3,993	167,955
Benefit One, Inc.	3,729	60,991
Capcom Co. Ltd.	3,560	114,976
Chugai Pharmaceutical Co. Ltd.	13,284	343,017
CyberAgent, Inc.	9,276	86,023
Daito Trust Construction Co. Ltd.	1,420	139,985
Disco Corp.	670	199,385
Fast Retailing Co. Ltd.	1,126	679,003
GMO Payment Gateway, Inc.	850	77,781
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
GOLDWIN, Inc.	840	$63,689
Hoshizaki Corp.	2,186	78,249
Hoya Corp.	7,831	855,090
Japan Exchange Group, Inc.	9,829	149,576
Kakaku.com, Inc.	3,513	58,080
Kawasaki Kisen Kaisha Ltd.(a)	5,070	105,030
Kewpie Corp.	3,084	53,643
Kobayashi Pharmaceutical Co. Ltd.	1,022	73,166
Koei Tecmo Holdings Co. Ltd.	3,248	58,793
Konami Group Corp.	1,872	91,696
Kyowa Kirin Co. Ltd.	4,583	101,848
Lasertec Corp.	1,780	349,444
Mitsui OSK Lines Ltd.(a)	6,524	160,786
Nexon Co. Ltd.	8,548	205,410
Nihon M&A Center Holdings, Inc.	5,840	58,964
Nintendo Co. Ltd.	36,111	1,561,955
Nippon Yusen K.K.(a)	11,448	270,696
Nissan Chemical Corp.	3,005	140,955
NOF Corp.	1,530	64,826
Otsuka Corp.	2,338	76,498
Persol Holdings Co. Ltd.	3,998	87,034
Pola Orbis Holdings, Inc.	4,078	58,546
Recruit Holdings Co. Ltd.	35,365	1,126,937
Ryohin Keikaku Co. Ltd.(a)	5,392	59,457
SCREEN Holdings Co. Ltd.	1,105	81,317
SCSK Corp.	3,487	56,523
Sekisui Chemical Co. Ltd.	8,588	119,728
SG Holdings Co. Ltd.	8,888	136,554
Shimadzu Corp.	5,224	159,478
Shimamura Co. Ltd.	628	58,963
Shimano, Inc.(a)	1,644	290,634
Shinko Electric Industries Co. Ltd.	2,033	56,435
Square Enix Holdings Co. Ltd.	1,804	85,036
TechnoPro Holdings, Inc.	2,516	77,679
TIS, Inc.	4,924	141,232
Toei Animation Co. Ltd.	524	51,777
Tokyo Electron Ltd.	3,505	1,217,431
Trend Micro, Inc.(b)	3,121	153,356
USS Co. Ltd.	4,583	75,100
Workman Co. Ltd.	1,531	62,043
ZOZO, Inc.	4,041	104,097
		11,302,891
Luxembourg-0.31%
ArcelorMittal S.A.	11,664	359,256
Netherlands-11.68%
Adyen N.V.(b)(c)	894	1,337,552
ASM International N.V.	798	267,107
ASML Holding N.V.	9,124	5,971,239
Shell PLC	174,262	5,093,040
Universal Music Group N.V.	13,295	338,884
Wolters Kluwer N.V.	5,462	594,091
		13,601,913
New Zealand-0.35%
Fisher & Paykel Healthcare Corp. Ltd.	11,459	187,060
Infratil Ltd.	15,508	88,996
Spark New Zealand Ltd.	39,891	134,182
		410,238
Norway-1.91%
Aker ASA, Class A	763	54,886
Aker BP ASA	9,045	274,567
	Shares	Value
Norway-(continued)
Equinor ASA	37,404	$1,135,798
Gjensidige Forsikring ASA	4,377	78,397
Kongsberg Gruppen ASA	1,907	75,606
Mowi ASA	9,085	167,406
Nordic Semiconductor ASA(b)	3,959	62,388
Norsk Hydro ASA	32,032	257,648
TOMRA Systems ASA	4,196	73,575
Var Energi ASA(a)	16,094	48,725
		2,228,996
Portugal-0.21%
Galp Energia SGPS S.A.	8,734	119,281
Jeronimo Martins SGPS S.A.	5,610	121,489
		240,770
Singapore-0.76%
Singapore Exchange Ltd.	20,083	140,880
STMicroelectronics N.V.	15,808	740,125
		881,005
South Africa-1.11%
Anglo American PLC	30,230	1,290,099
South Korea-0.51%
BGF retail Co. Ltd.(b)	356	53,958
Cheil Worldwide, Inc.	3,119	55,579
F&F Co. Ltd.(b)	680	83,744
Hanjin Kal Corp.(b)	1,846	61,368
JYP Entertainment Corp.(b)	1,153	67,862
Meritz Fire & Marine Insurance Co. Ltd.(b)	1,604	70,790
Samsung Engineering Co. Ltd.(b)	3,336	70,008
S-Oil Corp.	1,024	73,321
Wemade Co. Ltd.(b)	1,937	61,327
		597,957
Spain-0.74%
Endesa S.A.(a)	6,843	135,780
Industria de Diseno Textil S.A.	23,316	724,726
		860,506
Sweden-1.78%
Atlas Copco AB, Class A	56,942	670,808
Axfood AB	2,219	56,992
Boliden AB	5,664	252,910
Epiroc AB, Class A	11,784	228,369
EQT AB(a)	5,843	130,535
Evolution AB(c)	3,770	421,370
H & M Hennes & Mauritz AB, Class B(a)	13,924	170,389
SSAB AB, Class A	8,782	62,356
Tele2 AB, Class B	9,876	85,084
		2,078,813
Switzerland-9.26%
ABB Ltd.	44,193	1,527,214
EMS-Chemie Holding AG	141	104,282
Geberit AG	1,042	587,036
Kuehne + Nagel International AG, Class R	1,955	463,029
Lonza Group AG	1,842	1,041,745
Novartis AG	60,477	5,427,955
Partners Group Holding AG	936	870,034
Schindler Holding AG, PC	734	155,269
Sonova Holding AG, Class A	1,007	249,791
Straumann Holding AG	2,717	351,768
		10,778,123

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United Kingdom-8.64%
3i Group PLC	24,299	$471,154
Admiral Group PLC	7,221	195,575
Auto Trader Group PLC(c)	31,161	240,532
Barratt Developments PLC	18,883	106,889
Burberry Group PLC	7,835	237,380
Croda International PLC	3,083	261,357
Diageo PLC	44,771	1,940,140
Experian PLC	18,846	685,135
Hargreaves Lansdown PLC	11,438	125,183
Imperial Brands PLC	22,859	571,559
Informa PLC	30,750	253,335
Next PLC	3,488	284,182
Persimmon PLC	6,670	115,946
Reckitt Benckiser Group PLC	19,345	1,374,163
RELX PLC	46,663	1,379,874
Rightmove PLC	29,733	214,794
Sage Group PLC (The)	25,665	245,439
Segro PLC	29,421	300,700
Smiths Group PLC	9,937	211,272
Spirax-Sarco Engineering PLC	1,371	194,608
SSE PLC	20,384	432,508
St James’s Place PLC	14,253	214,511
		10,056,236
United States-11.10%
GSK PLC	99,753	1,748,021
	Shares	Value
United States-(continued)
Nestle S.A.	47,482	$5,761,408
Oracle Corp.	970	66,086
Roche Holding AG	17,222	5,347,021
		12,922,536
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $109,320,982)		116,294,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.63%
Invesco Private Government Fund, 4.36%(d)(e)(f)	530,831	530,831
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,366,007	1,366,417
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,897,253)		1,897,248
TOTAL INVESTMENTS IN SECURITIES-101.51% (Cost $111,218,235)		118,191,253
OTHER ASSETS LESS LIABILITIES-(1.51)%		(1,758,961)
NET ASSETS-100.00%		$116,432,292

Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $2,519,742, which represented 2.16% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$366,766	$(366,766)	$-	$-	$-	$367
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,950,330	6,478,457	(7,897,956)	-	-	530,831	15,789*
Invesco Private Prime Fund	5,013,788	10,910,755	(14,559,929)	(27)	1,830	1,366,417	43,772*
Total	$6,964,118	$17,755,978	$(22,824,651)	$(27)	$1,830	$1,897,248	$59,928

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$664,936,024	$401,597,089	$-	$1,066,533,113
Money Market Funds	8,502,478	12,359,557	-	20,862,035
Total Investments	$673,438,502	$413,956,646	$-	$1,087,395,148
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$137,961,020	$-	$-	$137,961,020
Money Market Funds	-	2,564,362	-	2,564,362
Total Investments	$137,961,020	$2,564,362	$-	$140,525,382
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,617,191	$114,824,542	$-	$158,441,733
Money Market Funds	991,293	2,691,637	-	3,682,930
Total Investments	$44,608,484	$117,516,179	$-	$162,124,663
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,373,345,105	$71,056	$0	$1,373,416,161
Money Market Funds	-	79,466,511	-	79,466,511
Total Investments	$1,373,345,105	$79,537,567	$0	$1,452,882,672
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$135,258,640	$460,856,184	$724,446	$596,839,270
Money Market Funds	11,634	71,993,417	-	72,005,051
Total Investments	$135,270,274	$532,849,601	$724,446	$668,844,321

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$480,157,405	$865,707,864	$0	$1,345,865,269
Money Market Funds	7,920,742	10,657,836	-	18,578,578
Total Investments	$488,078,147	$876,365,700	$0	$1,364,443,847
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$225,168,337	$-	$-	$225,168,337
Money Market Funds	-	68,823,177	-	68,823,177
Total Investments	$225,168,337	$68,823,177	$-	$293,991,514
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$285,738,605	$-	$-	$285,738,605
Money Market Funds	-	1,923,244	-	1,923,244
Total Investments	$285,738,605	$1,923,244	$-	$287,661,849
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$40,927,680	$52,319,419	$-	$93,247,099
Money Market Funds	-	2,621,922	-	2,621,922
Total Investments	$40,927,680	$54,941,341	$-	$95,869,021
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$64,333,659	$-	$0	$64,333,659
Exchange-Traded Funds	337,607	-	-	337,607
Money Market Funds	18,463	6,162,062	-	6,180,525
Total Investments	$64,689,729	$6,162,062	$0	$70,851,791
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,104,248	$4,466,753	$-	$6,571,001
Exchange-Traded Funds	38,815	-	-	38,815
Money Market Funds	-	458,992	-	458,992
Total Investments	$2,143,063	$4,925,745	$-	$7,068,808
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,027,530,438	$-	$-	$1,027,530,438
Money Market Funds	-	56,865,431	-	56,865,431
Total Investments	$1,027,530,438	$56,865,431	$-	$1,084,395,869
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$116,223,215	$70,790	$-	$116,294,005
Money Market Funds	-	1,897,248	-	1,897,248
Total Investments	$116,223,215	$1,968,038	$-	$118,191,253